Securities Act of 1933 Registration No. 033-60973

Investment Company Act of 1940 Registration No. 811-07319

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No. ___

☒ Post-Effective Amendment No.  53

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No.  53

Fidelity Covington Trust

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Cynthia Lo Bessette, Secretary

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on November 29, 2019 pursuant to paragraph (b) of Rule 485 at 12:01 a.m. Eastern Time.

Fund	Ticker
Fidelity MSCI Communication Services Index ETF	FCOM

Fidelity MSCI Consumer Discretionary Index ETF	FDIS

Fidelity MSCI Consumer Staples Index ETF	FSTA

Fidelity MSCI Energy Index ETF	FENY

Fidelity MSCI Financials Index ETF	FNCL

Fidelity MSCI Health Care Index ETF	FHLC

Fidelity MSCI Industrials Index ETF	FIDU

Fidelity MSCI Information Technology Index ETF	FTEC

Fidelity MSCI Materials Index ETF	FMAT

Fidelity MSCI Real Estate Index ETF	FREL

Fidelity MSCI Utilities Index ETF	FUTY

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Prospectus

November 29, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860

These securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Other Service Providers
Appendix	Financial Highlights
Additional Index Information
Supplemental Information

Fund Summary

Fund:

Fidelity® MSCI Communication Services Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Communication Services 25/50 Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Communication Services 25/50 Index, which represents the performance of the communication services sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Communication Services 25/50 Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Communication Services Industry Concentration.  The communication services industries can be significantly affected by government regulation, intense competition, technology changes, general economic conditions, consumer and business confidence and spending, and changes in consumer and business preferences.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to December 1, 2018, the fund's underlying index was named MSCI USA IMI Telecommunication Services 25/50 Index and had a different composition. Returns shown for the periods prior to December 1, 2018 are attributable to the index's prior composition. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.45%	March 31, 2016
Lowest Quarter Return	(9.56)%	December 31, 2018
Year-to-Date Return	17.07%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fund(a)
Fidelity® MSCI Communication Services Index ETF
Return Before Taxes	(5.45)%	5.80%	5.96%
Return After Taxes on Distributions	(6.06)%	4.72%	4.91%
Return After Taxes on Distributions and Sale of Fund Shares	(2.79)%	4.31%	4.46%
MSCI USA IMI Communication Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(5.32)%	5.85%	6.02%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	9.46%

(a)   From October 21, 2013

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® MSCI Consumer Discretionary Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Consumer Discretionary Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Consumer Discretionary Index, which represents the performance of the consumer discretionary sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Consumer Discretionary Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Consumer Discretionary Industry Concentration.  The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.05%	December 31, 2017
Lowest Quarter Return	(15.39)%	December 31, 2018
Year-to-Date Return	20.62%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fund(a)
Fidelity® MSCI Consumer Discretionary Index ETF
Return Before Taxes	(0.74)%	8.61%	9.79%
Return After Taxes on Distributions	(1.02)%	8.28%	9.46%
Return After Taxes on Distributions and Sale of Fund Shares	(0.21)%	6.75%	7.73%
MSCI USA IMI Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes)	(0.65)%	8.73%	9.92%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	9.46%

(a)   From October 21, 2013

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® MSCI Consumer Staples Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Consumer Staples Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Consumer Staples Index, which represents the performance of the consumer staples sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Consumer Staples Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Consumer Staples Industry Concentration.  The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.32%	December 31, 2014
Lowest Quarter Return	(6.73)%	March 31, 2018
Year-to-Date Return	22.25%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fund(a)
Fidelity® MSCI Consumer Staples Index ETF
Return Before Taxes	(8.30)%	5.97%	6.68%
Return After Taxes on Distributions	(8.93)%	5.30%	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	(4.45)%	4.64%	5.21%
MSCI USA IMI Consumer Staples Index (reflects no deduction for fees, expenses, or taxes)	(8.21)%	6.11%	6.82%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	9.46%

(a)   From October 21, 2013

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® MSCI Energy Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Energy Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Energy Index, which represents the performance of the energy sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Energy Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Energy Industry Concentration.  The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.27%	June 30, 2018
Lowest Quarter Return	(25.99)%	December 31, 2018
Year-to-Date Return	3.50%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fund(a)
Fidelity® MSCI Energy Index ETF
Return Before Taxes	(19.95)%	(7.18)%	(6.34)%
Return After Taxes on Distributions	(20.47)%	(7.74)%	(6.90)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.34)%	(5.18)%	(4.58)%
MSCI USA IMI Energy Index (reflects no deduction for fees, expenses, or taxes)	(19.91)%	(7.09)%	(6.25)%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	9.46%

(a)   From October 21, 2013

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® MSCI Financials Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Financials Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Financials Index, which represents the performance of the financial sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Financials Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Financials Industry Concentration.  The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.66%	December 31, 2016
Lowest Quarter Return	(13.77)%	December 31, 2018
Year-to-Date Return	19.95%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fund(a)
Fidelity® MSCI Financials Index ETF
Return Before Taxes	(13.36)%	7.99%	8.59%
Return After Taxes on Distributions	(13.80)%	7.38%	7.98%
Return After Taxes on Distributions and Sale of Fund Shares	(7.55)%	6.16%	6.65%
MSCI USA IMI Financials Index (reflects no deduction for fees, expenses, or taxes)	(13.33)%	8.11%	8.70%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	9.46%

(a)   From October 21, 2013

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® MSCI Health Care Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Health Care Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Health Care Index, which represents the performance of the health care sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Health Care Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Health Care Industry Concentration.  The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.69%	September 30, 2018
Lowest Quarter Return	(11.64)%	September 30, 2015
Year-to-Date Return	6.18%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fund(a)
Fidelity® MSCI Health Care Index ETF
Return Before Taxes	5.52%	11.02%	11.93%
Return After Taxes on Distributions	4.98%	10.59%	11.50%
Return After Taxes on Distributions and Sale of Fund Shares	3.64%	8.72%	9.50%
MSCI USA IMI Health Care Index (reflects no deduction for fees, expenses, or taxes)	5.63%	11.15%	12.07%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	9.46%

(a)   From October 21, 2013

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® MSCI Industrials Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Industrials Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Industrials Index, which represents the performance of the industrial sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Industrials Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Industrials Industry Concentration.  Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.96%	September 30, 2018
Lowest Quarter Return	(18.09)%	December 31, 2018
Year-to-Date Return	23.42%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fund(a)
Fidelity® MSCI Industrials Index ETF
Return Before Taxes	(13.81)%	5.44%	7.02%
Return After Taxes on Distributions	(14.18)%	5.00%	6.58%
Return After Taxes on Distributions and Sale of Fund Shares	(7.87)%	4.22%	5.49%
MSCI USA IMI Industrials Index (reflects no deduction for fees, expenses, or taxes)	(13.77)%	5.55%	7.14%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	9.46%

(a)   From October 21, 2013

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® MSCI Information Technology Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Information Technology Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Information Technology Index, which represents the performance of the information technology sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Information Technology Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Information Technology Industry Concentration.  The information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, information technology industries can be affected by the loss or impairment of intellectual property rights.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.88%	September 30, 2016
Lowest Quarter Return	(17.77)%	December 31, 2018
Year-to-Date Return	30.42%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fund(a)
Fidelity® MSCI Information Technology Index ETF
Return Before Taxes	(0.18)%	14.08%	15.17%
Return After Taxes on Distributions	(0.44)%	13.76%	14.84%
Return After Taxes on Distributions and Sale of Fund Shares	0.11%	11.27%	12.21%
MSCI USA IMI Information Technology Index (reflects no deduction for fees, expenses, or taxes)	(0.09)%	14.19%	15.28%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	9.46%

(a)   From October 21, 2013

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® MSCI Materials Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Materials Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Materials Index, which represents the performance of the materials sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Materials Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Materials Industry Concentration.  The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.60%	December 31, 2015
Lowest Quarter Return	(17.32)%	September 30, 2015
Year-to-Date Return	15.68%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fund(a)
Fidelity® MSCI Materials Index ETF
Return Before Taxes	(17.40)%	3.29%	4.40%
Return After Taxes on Distributions	(17.78)%	2.84%	3.95%
Return After Taxes on Distributions and Sale of Fund Shares	(9.97)%	2.53%	3.41%
MSCI USA IMI Materials Index (reflects no deduction for fees, expenses, or taxes)	(17.36)%	3.34%	4.46%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	9.46%

(a)   From October 21, 2013

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® MSCI Real Estate Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Real Estate Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Real Estate Index, which represents the performance of the real estate sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Real Estate Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Real Estate Industry Concentration.  Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Ownership Limitation Risk.  The fund may be unable to purchase certain securities included in its underlying index because of limitations on ownership of certain securities, in particular Real Estate Investment Trusts (REITs). The fund may experience increased tracking error in these circumstances.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.02%	June 30, 2018
Lowest Quarter Return	(6.40)%	December 31, 2018
Year-to-Date Return	28.04%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Life of fund(a)
Fidelity® MSCI Real Estate Index ETF
Return Before Taxes	(4.50)%	2.09%
Return After Taxes on Distributions	(6.33)%	0.37%
Return After Taxes on Distributions and Sale of Fund Shares	(2.45)%	0.87%
MSCI USA IMI Real Estate Index (reflects no deduction for fees, expenses, or taxes)	(4.54)%	2.12%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	7.88%

(a)   From February 2, 2015

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® MSCI Utilities Index ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Utilities Index.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$9
3 years	$27
5 years	$47
10 years	$108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
  Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Utilities Index, which represents the performance of the utilities sector in the U.S. equity market.
  Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Utilities Index.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Utilities Industry Concentration.  The utilities industries can be significantly affected by government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, intense competition, natural resource conservation, and commodity price fluctuations.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.18%	March 31, 2016
Lowest Quarter Return	(6.31)%	June 30, 2015
Year-to-Date Return	24.51%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fund(a)
Fidelity® MSCI Utilities Index ETF
Return Before Taxes	4.40%	10.71%	10.36%
Return After Taxes on Distributions	3.62%	9.81%	9.46%
Return After Taxes on Distributions and Sale of Fund Shares	3.13%	8.39%	8.11%
MSCI USA IMI Utilities Index (reflects no deduction for fees, expenses, or taxes)	4.55%	10.87%	10.51%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38)%	8.49%	9.46%

(a)   From October 21, 2013

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. BlackRock Fund Advisors (BFA) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Greg Savage (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Rachel Aguirre (portfolio manager) has managed the fund since August 2018.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's underlying index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity® MSCI Communication Services Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Communication Services 25/50 Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Communication Services 25/50 Index, which consists of U.S. companies that are classified in the communication services sector according to the Global Industry Classification Standard (GICS®). The GICS® communication services sector contains companies that provide interactive media and services including search engines, social media and networking platforms; companies that produce and sell entertainment and media such as movies, TV, cable, radio, internet and satellite companies; interactive gaming and home entertainment products and services; advertising; publishing and public relations companies; operators of fixed-line telecommunications networks and companies; providers of cellular or wireless communications services and equipment; and providers of communications and high-density data transmission services and equipment.

The fund may not always hold all of the same securities as the MSCI USA IMI Communication Services 25/50 Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Communication Services 25/50 Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Communication Services 25/50 Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® MSCI Consumer Discretionary Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Consumer Discretionary Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Consumer Discretionary Index, which consists of securities of U.S. companies that are classified in the consumer discretionary sector according to the GICS®. The GICS® consumer discretionary sector encompasses those industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes automotive, household durable goods, textiles and apparel and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services.

The fund may not always hold all of the same securities as the MSCI USA IMI Consumer Discretionary Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Consumer Discretionary Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Consumer Discretionary Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® MSCI Consumer Staples Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Consumer Staples Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Consumer Staples Index, which consists of U.S. companies that are classified in the consumer staples sector according to the GICS®. The GICS® consumer staples sector comprises companies with businesses that are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers.

The fund may not always hold all of the same securities as the MSCI USA IMI Consumer Staples Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Consumer Staples Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Consumer Staples Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® MSCI Energy Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Energy Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Energy Index, which consists of U.S. companies that are classified in the energy sector according to the GICS®. The GICS® energy sector comprises companies principally engaged in the construction or provision of oil rigs, drilling equipment and other energy related service and equipment, including seismic data collection, and companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal and other consumable fuels.

The fund may not always hold all of the same securities as the MSCI USA IMI Energy Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Energy Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Energy Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® MSCI Financials Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Financials Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Financials Index, which consists of U.S. companies that are classified in the financial sector according to the GICS®. The GICS® financial sector contains companies involved in activities such as banking, mortgage finance, including mortgage REITS, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, and financial investment.

The fund may not always hold all of the same securities as the MSCI USA IMI Financials Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Financials Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Financials Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® MSCI Health Care Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Health Care Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Health Care Index, which consists of U.S. companies that are classified in the health care sector according to the GICS®. The GICS® health care sector encompasses two main industry groups. The first group includes companies that manufacture health care equipment and supply or provide health care related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The second group includes companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

The fund may not always hold all of the same securities as the MSCI USA IMI Health Care Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Health Care Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Health Care Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® MSCI Industrials Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Industrials Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Industrials Index, which consists of U.S. companies that are classified in the industrial sector according to the GICS®. The GICS® industrials sector includes companies principally engaged in one of the following activities: the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment and industrial machinery, the provision of commercial services and supplies, including printing, employment, environmental and office services and the provision of transportation services, including airlines, couriers, marine, road and rail and transportation infrastructure.

The fund may not always hold all of the same securities as the MSCI USA IMI Industrials Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Industrials Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Industrials Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® MSCI Information Technology Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Information Technology Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Information Technology Index, which consists of U.S. companies that are classified in the information technology sector according to the GICS®. The GICS® information technology sector covers the following general areas: technology software and services, including companies that primarily develop software in various fields such as the Internet, applications, systems, databases management and/or home entertainment, and companies that provide information technology consulting and services, as well as data processing and outsourced services; technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment and related instruments; and semiconductors and semiconductor equipment manufacturers.

The fund may not always hold all of the same securities as the MSCI USA IMI Information Technology Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Information Technology Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Information Technology Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® MSCI Materials Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Materials Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Materials Index, which consists of U.S. companies that are classified in the materials sector according to the GICS®. The GICS® materials sector encompasses a wide range of commodity-related manufacturing industries. Included in this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel.

The fund may not always hold all of the same securities as the MSCI USA IMI Materials Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Materials Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Materials Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® MSCI Real Estate Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Real Estate Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Real Estate Index, which consists of securities of U.S. companies from the parent MSCI USA IMI Index that are classified in the real estate sector according to the GICS®. The GICS® real estate sector encompasses companies that own, operate and develop real estate properties, including offices, hotels, malls, shopping centers, data centers, industrial properties, apartment buildings, hospitals, senior living facilities, self-storage facilities, and other real estate properties.

The fund may not always hold all of the same securities as the MSCI USA IMI Real Estate Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Real Estate Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Real Estate Index is concentrated.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® MSCI Utilities Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Utilities Index.

Principal Investment Strategies

BFA invests at least 80% of the fund's assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Utilities Index, which consists of U.S. companies that are classified in the utilities sector according to the GICS®. The GICS® utilities sector encompasses companies considered to be electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

The fund may not always hold all of the same securities as the MSCI USA IMI Utilities Index. BFA uses a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index.

The fund may not track the MSCI USA IMI Utilities Index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may concentrate its investments in a particular industry or group of related industries to approximately the same extent that the MSCI USA IMI Utilities Index is concentrated. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.

If BFA's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's NAV changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund's investments may be concentrated in a particular industry or group of related industries to approximately the same extent that the underlying index is concentrated, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because Fidelity® MSCI Communication Services Index ETF, Fidelity® MSCI Consumer Discretionary Index ETF, Fidelity® MSCI Consumer Staples Index ETF, Fidelity® MSCI Energy Index ETF, Fidelity® MSCI Financials Index ETF, Fidelity® MSCI Health Care Index ETF, Fidelity® MSCI Information Technology Index ETF, Fidelity® MSCI Materials Index ETF, and Fidelity® MSCI Utilities Index ETF may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The communication services industries can be significantly affected by federal and state government regulation, intense competition, and obsolescence of existing technology. Many communication services companies compete for market share and can be impacted by competition from new market entrants, consumer and business confidence and spending, changes in consumer and business preferences, and general economic conditions. Certain communication services companies may be more susceptible than other companies to hacking and potential theft of proprietary or consumer information or disruptions in service, which could adversely affect their businesses.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities. Regulations and policies of various domestic and foreign governments affect agricultural products as well as other consumer staples.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations as well as product liability claims.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, information technology industries can be affected by the loss or impairment of intellectual property rights.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of REITs can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

The utilities industries can be significantly affected by government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, changes in taxation, natural resource conservation, intense competition, and commodity price fluctuations.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

Fluctuation of Net Asset Value and Share Price. The NAV of each fund's shares will generally fluctuate with changes in the market value of each fund's holdings. Each fund's shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although a share's market price is expected to approximate its NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares' NAV when you purchase shares, or receive less than the shares' NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for a fund's shares, the market price of fund shares is more likely to differ significantly from the fund's NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of a fund. Disruptions at market makers, Authorized Participants or market participants may also result in significant differences between the market price of a fund's shares and the fund's NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.

The market price of shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Adviser expects that, under normal market conditions, large discounts or premiums to NAV will not be sustained in the long term because of arbitrage opportunities.

Information about the premiums and discounts at which each fund's shares have traded is available at www.fidelity.com.

Correlation to Index. The performance of a fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, imperfect correlation between the fund's securities and those in the index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. A fund may not be fully invested at times as a result of cash flows into the fund. The use of sampling techniques or futures or other derivative positions may affect a fund's ability to achieve close correlation with the index. In addition, the fund may not be able to invest in certain securities included in the index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.

Passive Management Risk. An index fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, an index fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The structure and composition of an index fund's index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the fund. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.

Ownership Limitation Risk. Fidelity® MSCI Real Estate Index ETF may be unable to purchase (or otherwise obtain economic exposure to) the desired amount of certain securities included in its underlying index because of limitations on ownership of these securities. These ownership limitations may result in increased tracking error for the fund. For example, REITs and certain other issuers may impose limits for tax or other reasons on the percentage of their outstanding securities that any one investor may own. These limits may also be based on ownership of securities by multiple funds and accounts managed by the same investment adviser.

Trading Issues. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained. Only an Authorized Participant may engage in creation or redemption transactions directly with a fund. A fund has a limited number of intermediaries that act as Authorized Participants. There are no obligations of market makers to make a market in a fund's shares or of Authorized Participants to submit purchase or redemption orders for Creation Units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund's portfolio securities and the market price of fund shares. To the extent no other Authorized Participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide "circuit breakers." If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of a fund. FDC, the distributor of each fund's shares, does not maintain a secondary market in the shares.

If an index is discontinued or the Adviser's license with the sponsor of the index is terminated, the fund may substitute a different index or, alternatively, may liquidate the fund if the Board of Trustees deems it to be in the best interest of shareholders.

If a fund's shares are delisted from the listing exchange, the Adviser may seek to list the fund shares on another market, merge the fund with another exchange-traded fund or traditional mutual fund, or redeem the fund shares at NAV.

Shares of a fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Other Investment Strategies

In addition to the principal investment strategies discussed above, BFA may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

BFA may also use various techniques, such as buying and selling futures contracts, options, and swaps, and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Shareholder Notice

Each fund has a policy of normally investing at least 80% of its assets in securities included in the fund's underlying index. This policy is subject to change only upon 60 days' prior notice to shareholders.

Valuing Shares

The fund is open for business each day that either the listing exchange or the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of regular trading hours on the listing exchange or the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Shares of each fund may be purchased through a broker in the secondary market by individual investors at market prices which may vary throughout the day and may differ from NAV.

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Shares of open-end funds in which each fund may invest (referred to as underlying funds) are valued at their respective NAVs. NAV is calculated using the values of any underlying funds in which it invests. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The intraday portfolio value of a Creation Unit on a per share basis will be disseminated every fifteen seconds throughout the trading day through the facilities of ICE Data Indices, LLC. The intraday portfolio value has a securities component and a cash component reflecting cash and other assets that may be held by each fund. You should not view this intraday portfolio value as a "real-time" update of the actual NAV because the intraday portfolio value may not be calculated in the same manner as the NAV, which is computed once a day, and may not necessarily reflect the precise composition of the current portfolio of securities held by a fund at a particular point in time. Each fund is not involved in, or responsible for, the calculation or dissemination of such amount and makes no warranty as to its accuracy.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

The Depository Trust Company (DTC) is a limited trust company and securities depository that facilitates the clearance and settlement of trades for its participating banks and broker-dealers. DTC has executed an agreement with Fidelity Distributors Corporation (FDC), each fund's distributor.

Buying and Selling Shares in the Secondary Market

Shares of each fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. Each fund does not impose any minimum investment for shares of a fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges. Due to such commissions and charges, frequent trading may detract significantly from investment returns.

Each fund is designed to offer investors an equity investment that can be bought and sold frequently in the secondary market without impact on a fund, and such trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.

Each fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction at any time. In addition, each fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Precautionary Notes

  Note to Investment Companies. For purposes of the Investment Company Act of 1940 (1940 Act), shares are issued by a fund, and the acquisition of shares by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in a fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to FMR and its affiliates, including that such investment companies enter into an agreement with the fund.
  Note to Authorized Participants Regarding Continuous Offering. Certain legal risks may exist that are unique to Authorized Participants purchasing Creation Units directly from a fund. Because new Creation Units may be issued on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the Securities Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.

For example, you may be deemed a statutory underwriter if you purchase Creation Units from a fund, break them down into individual fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to shares of a fund are reminded that, under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of each fund may purchase and resell fund shares pursuant to this prospectus.

  Note to Secondary Market Investors. DTC, or its nominee, is the registered owner of all outstanding shares of a fund. FMR will not have any record of your ownership. Your ownership of shares will be shown on the records of DTC and the DTC participant broker through which you hold the shares. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Costs Associated with Creations and Redemptions

The funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees applicable to the funds are listed below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to a variable additional fee (up to the maximum amounts shown in the table below). This fee is intended to compensate for brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to cash transactions. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the funds.

The following table shows, as of July 31, 2019, the approximate value of one Creation Unit, standard fees and maximum additional transaction fees for creations and redemptions (as described above). These fees are payable only by investors who purchase shares directly from the funds. Retail investors who purchase shares through their brokerage account will not pay these fees.

Name of Fund	Approximate Value of One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
Fidelity® MSCI Communication Services Index ETF	$1,250,000	$150	5.0%	2.0%
Fidelity® MSCI Consumer Discretionary Index ETF	$1,250,000	$1,075	5.0%	2.0%
Fidelity® MSCI Consumer Staples Index ETF	$1,250,000	$350	5.0%	2.0%
Fidelity® MSCI Energy Index ETF	$1,250,000	$500	5.0%	2.0%
Fidelity® MSCI Financials Index ETF	$1,250,000	$1,500	5.0%	2.0%
Fidelity® MSCI Health Care Index ETF	$1,250,000	$850	5.0%	2.0%
Fidelity® MSCI Industrials Index ETF	$1,250,000	$1,000	5.0%	2.0%
Fidelity® MSCI Information Technology Index ETF	$1,250,000	$1,200	5.0%	2.0%
Fidelity® MSCI Materials Index ETF	$1,250,000	$425	5.0%	2.0%
Fidelity® MSCI Real Estate Index ETF	$1,250,000	$425	5.0%	2.0%
Fidelity® MSCI Utilities Index ETF	$1,250,000	$275	5.0%	2.0%

* As a percentage of the cash amount invested or redeemed.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) as capital gain distributions. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you.

Each fund normally pays dividends, if any, quarterly in March, June, September, and December and capital gain distributions in December.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions investors receive are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to investors as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to investors generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If investors buy shares when a fund has realized but not yet distributed income or capital gains, they will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions investors receive will normally be taxable to them when they receive them.

Taxes on Transactions

Purchases and sales of shares, as well as purchases and redemptions of Creation Units, may result in a capital gain or loss for federal tax purposes.

Fund Services

Fund Management

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on February 1, 2019. Prior to such date, SelectCo, an affiliated investment adviser, managed the funds.

As of December 31, 2018, the Adviser had approximately $918.8 billion in discretionary assets under management, and approximately $2.42 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser is responsible for handling each fund's business affairs.

Sub-Adviser(s)

The Adviser and the funds are seeking an exemptive order from the SEC that will permit the Adviser, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated and affiliated sub-advisers without obtaining shareholder approval of such agreements. The funds' initial sole shareholder has approved the funds' use of this exemptive order once issued by the SEC and the funds and the Adviser intend to rely on the exemptive order when issued without seeking additional shareholder approval. Subject to oversight by the Board of Trustees, the Adviser has the ultimate responsibility to oversee the funds' sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.

BFA, at 400 Howard Street, San Francisco, CA 94105, serves as a sub-adviser for each fund. BFA is an indirect wholly-owned subsidiary of BlackRock, Inc. BFA chooses each fund's investments and places orders to buy and sell each fund's investments.

As of September 30, 2019, BFA and its affiliates provided investment advisory services for assets in excess of $6.96 trillion.

Portfolio Manager(s)

Rachel Aguirre, Jennifer Hsui, Alan Mason, Greg Savage, and Amy Whitelaw are primarily responsible for the day-to-day management of each fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities.

Rachel Aguirre has been with BFA since 2006, including her years with Barclays Global Investors (“BGI’), which merged with BFA in 2009. Ms. Aguirre has been employed by BFA or its affiliates as a portfolio manager since 2006 and has been a Portfolio Manager of each fund since 2018.

Jennifer Hsui has been employed by BFA as a senior portfolio manager since 2007. Prior to that, Ms. Hsui was a portfolio manager from 2006 to 2007 for BGFA. Ms. Hsui has been a Portfolio Manager of each fund, except Fidelity® MSCI Real Estate Index ETF, since October 2013 and since February 2015 for Fidelity® MSCI Real Estate Index ETF.

Alan Mason has been employed by BFA as a portfolio manager since 1991. Mr. Mason has been a Portfolio Manager of each Fund since 2016.

Greg Savage has been employed by BFA as a senior portfolio manager since 2006. Prior to that, Mr. Savage was a portfolio manager from 2001 to 2006 for BGFA. Mr. Savage has been a Portfolio Manager of each fund, except Fidelity® MSCI Real Estate Index ETF, since October 2013 and since February 2015 for Fidelity® MSCI Real Estate Index ETF.

Amy Whitelaw has been with BFA since 1999, including her years with BGI, which merged with BFA in 2009. Ms. Whitelaw has been employed by BFA or its affiliates as a portfolio manager since 2009 and has been a Portfolio Manager of each fund since 2018.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

Advisory Fee(s)

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of each fund with limited exceptions.

Each fund's annual management fee rate is 0.084% of its average daily net assets.

The Adviser pays BFA for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreement for each fund is available in each fund's semi-annual report for the fiscal period ended January 31, 2019.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

While each fund will not make direct payments for distribution or shareholder support services, each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares. Each Plan recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Other Service Providers

State Street Bank and Trust Company serves as each fund's transfer agent and custodian, and is located at One Heritage Drive, Floor 1, North Quincy, Massachusetts, 02171 and 1 Lincoln Street, Boston, Massachusetts, 02111, respectively.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity MSCI Communication Services Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015
Selected Per-Share Data
Net asset value, beginning of period	$ 28.76	$ 32.62	$ 32.10	$ 26.86	$ 26.98
Income from Investment Operations
Net investment income (loss)A	0.49	0.85	0.80	0.78	0.78
Net realized and unrealized gain (loss)	5.59	(2.43)	0.62	5.11	(0.09)
Total from investment operations	6.08	(1.58)	1.42	5.89	0.69
Distributions from net investment income	(0.49)	(1.00)	(0.90)	(0.65)	(0.81)
Distributions from net realized gain	—	(1.28)	—	—	—
Total distributions	(0.49)	(2.28)	(0.90)	(0.65)	(0.81)
Net asset value, end of period	$ 34.35	$ 28.76	$ 32.62	$ 32.10	$ 26.86
Total Return	21.33%	(5.14)%	4.58%	22.36%	2.56%
Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	1.53%	2.81%	2.55%	2.74%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$374,389	$125,104	$115,818	$174,940	$81,908
Portfolio turnover rateC,D	82%	38%	27%	26%	23%

A   Calculated based on average shares outstanding during the period.

B   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C   Amount does not include the portfolio activity of any underlying funds.

D   Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights — Fidelity MSCI Consumer Discretionary Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015
Selected Per-Share Data
Net asset value, beginning of period	$ 43.32	$ 36.06	$ 31.99	$ 32.06	$ 26.58
Income from Investment Operations
Net investment income (loss)A	0.51	0.47	0.50	0.43	0.37
Net realized and unrealized gain (loss)	2.96	7.20	4.07	(0.06)	5.43
Total from investment operations	3.47	7.67	4.57	0.37	5.80
Distributions from net investment income	(0.54)	(0.41)	(0.50)	(0.44)	(0.32)
Total distributions	(0.54)	(0.41)	(0.50)	(0.44)	(0.32)
Net asset value, end of period	$ 46.25	$ 43.32	$ 36.06	$ 31.99	$ 32.06
Total Return	8.15%	21.36%	14.41%	1.25%	21.93%
Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	1.18%	1.16%	1.49%	1.41%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$728,457	$628,129	$293,913	$262,322	$299,794
Portfolio turnover rateC,D	25%	5%	7%	5%	8%

A   Calculated based on average shares outstanding during the period.

B   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C   Amount does not include the portfolio activity of any underlying funds.

D   Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights — Fidelity MSCI Consumer Staples Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015
Selected Per-Share Data
Net asset value, beginning of period	$ 32.33	$ 33.23	$ 32.82	$ 30.31	$ 26.16
Income from Investment Operations
Net investment income (loss)A	0.94	0.86	0.83	0.75	0.77
Net realized and unrealized gain (loss)	3.23	(0.88)	0.40	2.56	4.16
Total from investment operations	4.17	(0.02)	1.23	3.31	4.93
Distributions from net investment income	(0.91)	(0.88)	(0.82)	(0.80)	(0.78)
Total distributions	(0.91)	(0.88)	(0.82)	(0.80)	(0.78)
Net asset value, end of period	$ 35.59	$ 32.33	$ 33.23	$ 32.82	$ 30.31
Total Return	13.16%	(0.06)%	3.82%	11.18%	19.00%
Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	2.83%	2.65%	2.56%	2.45%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$548,070	$311,970	$312,349	$285,504	$204,596
Portfolio turnover rateC,D	30%	24%	11%	10%	10%

A   Calculated based on average shares outstanding during the period.

B   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C   Amount does not include the portfolio activity of any underlying funds.

D   Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights — Fidelity MSCI Energy Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015
Selected Per-Share Data
Net asset value, beginning of period	$ 21.50	$ 18.39	$ 19.03	$ 19.72	$ 27.97
Income from Investment Operations
Net investment income (loss)A	0.54	0.47	0.57	0.50	0.57
Net realized and unrealized gain (loss)	(4.70)	3.22	(0.73)	(0.69)	(8.31)
Total from investment operations	(4.16)	3.69	(0.16)	(0.19)	(7.74)
Distributions from net investment income	(0.55)	(0.58)	(0.48)	(0.50)	(0.51)
Total distributions	(0.55)	(0.58)	(0.48)	(0.50)	(0.51)
Net asset value, end of period	$ 16.79	$ 21.50	$ 18.39	$ 19.03	$ 19.72
Total Return	(19.42)%	20.52%	(0.96)%	(0.75)%	(27.95)%
Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	2.92%	2.40%	2.91%	2.74%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$467,628	$634,157	$431,311	$430,039	$256,399
Portfolio turnover rateC,D	6%	5%	10%	19%	8%

A   Calculated based on average shares outstanding during the period.

B   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C   Amount does not include the portfolio activity of any underlying funds.

D   Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights — Fidelity MSCI Financials Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015
Selected Per-Share Data
Net asset value, beginning of period	$ 41.05	$ 36.94	$ 28.61	$ 29.78	$ 26.61
Income from Investment Operations
Net investment income (loss)A	0.89	0.75	0.61	0.63	0.58
Net realized and unrealized gain (loss)	0.18B	4.11	8.28	(1.11)	3.15
Total from investment operations	1.07	4.86	8.89	(0.48)	3.73
Distributions from net investment income	(0.90)	(0.75)	(0.56)	(0.69)	(0.56)
Total distributions	(0.90)	(0.75)	(0.56)	(0.69)	(0.56)
Net asset value, end of period	$ 41.22	$ 41.05	$ 36.94	$ 28.61	$ 29.78
Total Return	2.80%	13.23%	31.31%	(1.49)%	14.08%
Ratios to Average Net AssetsC
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	2.27%	1.88%	1.77%	2.29%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,143,858	$1,574,375	$921,679	$237,490	$344,012
Portfolio turnover rateD,E	5%	5%	18%	8%	7%

A   Calculated based on average shares outstanding during the period.

B   The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

C   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D   Amount does not include the portfolio activity of any underlying funds.

E   Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights — Fidelity MSCI Health Care Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015
Selected Per-Share Data
Net asset value, beginning of period	$ 43.72	$ 38.44	$ 35.67	$ 37.16	$ 29.05
Income from Investment Operations
Net investment income (loss)A	0.63	0.56	0.51	0.44	0.80B
Net realized and unrealized gain (loss)	1.01	5.29	2.76	(1.49)	7.99
Total from investment operations	1.64	5.85	3.27	(1.05)	8.79
Distributions from net investment income	(0.93)	(0.57)	(0.50)	(0.44)	(0.68)
Total distributions	(0.93)	(0.57)	(0.50)	(0.44)	(0.68)
Net asset value, end of period	$ 44.43	$ 43.72	$ 38.44	$ 35.67	$ 37.16
Total Return	3.84%	15.34%	9.30%	(2.73)%	30.40%
Ratios to Average Net AssetsC
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	1.43%	1.39%	1.45%	1.30%	2.31%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,557,252	$1,252,626	$818,710	$642,124	$800,713
Portfolio turnover rateD,E	5%	8%	4%	9%	10%

A   Calculated based on average shares outstanding during the period.

B   Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

C   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D   Amount does not include the portfolio activity of any underlying funds.

E   Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights — Fidelity MSCI Industrials Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015
Selected Per-Share Data
Net asset value, beginning of period	$ 39.51	$ 34.93	$ 30.10	$ 28.05	$ 26.85
Income from Investment Operations
Net investment income (loss)A	0.70	0.61	0.61	0.54	0.48
Net realized and unrealized gain (loss)	0.51B	4.62	4.79	2.04	1.19
Total from investment operations	1.21	5.23	5.40	2.58	1.67
Distributions from net investment income	(0.68)	(0.65)	(0.57)	(0.53)	(0.47)
Total distributions	(0.68)	(0.65)	(0.57)	(0.53)	(0.47)
Net asset value, end of period	$ 40.04	$ 39.51	$ 34.93	$ 30.10	$ 28.05
Total Return	3.23%	15.08%	18.08%	9.41%	6.18%
Ratios to Average Net AssetsC
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	1.84%	1.61%	1.85%	1.94%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$454,471	$499,824	$354,586	$158,049	$143,034
Portfolio turnover rateD,E	5%	5%	5%	11%	6%

A   Calculated based on average shares outstanding during the period.

B   The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

C   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D   Amount does not include the portfolio activity of any underlying funds.

E   Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights — Fidelity MSCI Information Technology Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015
Selected Per-Share Data
Net asset value, beginning of period	$ 56.36	$ 44.50	$ 34.93	$ 32.69	$ 29.29
Income from Investment Operations
Net investment income (loss)A	0.70	0.53	0.48	0.46	0.39
Net realized and unrealized gain (loss)	8.17	11.85	9.54	2.24B	3.40
Total from investment operations	8.87	12.38	10.02	2.70	3.79
Distributions from net investment income	(0.70)	(0.52)	(0.45)	(0.46)	(0.39)
Total distributions	(0.70)	(0.52)	(0.45)	(0.46)	(0.39)
Net asset value, end of period	$ 64.53	$ 56.36	$ 44.50	$ 34.93	$ 32.69
Total Return	15.94%	27.92%	28.86%	8.41%B	12.98%
Ratios to Average Net AssetsC
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	1.22%	1.02%	1.19%	1.42%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$2,571,364	$2,223,254	$1,010,043	$431,391	$423,372
Portfolio turnover rateD,E	18%	4%	6%	5%	6%

A   Calculated based on average shares outstanding during the period.

B   Amount includes a reimbursement from the investment advisor for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 8.38%.

C   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D   Amount does not include the portfolio activity of any underlying funds.

E   Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights — Fidelity MSCI Materials Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015
Selected Per-Share Data
Net asset value, beginning of period	$ 34.70	$ 31.63	$ 27.71	$ 25.91	$ 27.66
Income from Investment Operations
Net investment income (loss)A	0.65	0.55	0.57	0.50	0.50
Net realized and unrealized gain (loss)	(2.08)	3.09	3.87	1.83	(1.75)
Total from investment operations	(1.43)	3.64	4.44	2.33	(1.25)
Distributions from net investment income	(0.64)	(0.57)	(0.52)	(0.53)	(0.50)
Total distributions	(0.64)	(0.57)	(0.52)	(0.53)	(0.50)
Net asset value, end of period	$ 32.63	$ 34.70	$ 31.63	$ 27.71	$ 25.91
Total Return	(4.02)%	11.54%	16.17%	9.28%	(4.65)%
Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.11%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.11%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.11%	.12%
Net investment income (loss)	2.05%	1.60%	1.93%	2.00%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$199,043	$265,428	$211,931	$123,325	$123,052
Portfolio turnover rateC,D	12%	10%	7%	9%	7%

A   Calculated based on average shares outstanding during the period.

B   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C   Amount does not include the portfolio activity of any underlying funds.

D   Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights — Fidelity MSCI Real Estate Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 24.53	$ 25.83	$ 22.55	$ 24.28
Income from Investment Operations
Net investment income (loss)B	1.05	0.76	0.68	0.83	0.38
Net realized and unrealized gain (loss)	2.08	0.32	(1.12)	3.37	(1.70)
Total from investment operations	3.13	1.08	(0.44)	4.20	(1.32)
Distributions from net investment income	(1.24)	(0.92)	(0.86)	(0.92)	(0.38)
Return of capital	—	—	—	—	(0.03)
Total distributions	(1.24)	(0.92)	(0.86)	(0.92)	(0.41)
Net asset value, end of period	$ 26.58	$ 24.69	$ 24.53	$ 25.83	$ 22.55
Total ReturnC	13.19%	4.53%	(1.53)%	19.29%	(5.50)%
Ratios to Average Net AssetsD
Expense before reductions	.08%	.08%	.08%	.11%	.12%E
Expenses net of fee waivers, if any	.08%	.08%	.08%	.11%	.12%E
Expenses net of all reductions	.08%	.08%	.08%	.11%	.12%E
Net investment income (loss)	4.20%	3.15%	2.85%	3.55%	3.33%E
Supplemental Data
Net assets, end of period (000 omitted)	$844,003	$502,347	$392,538	$183,394	$25,936
Portfolio turnover rateF,G	10%	8%	17%	10%	10%H

A   For the period from February 2, 2015 (commencement of operations) to July 31, 2015.

B   Calculated based on average shares outstanding during the period.

C   Total returns for periods of less than one year are not annualized.

D   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E   Annualized.

F   Amount does not include the portfolio activity of any underlying funds.

G   Portfolio turnover rate excludes securities received or delivered in-kind.

H   Amount not annualized.

Financial Highlights — Fidelity MSCI Utilities Index ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015
Selected Per-Share Data
Net asset value, beginning of period	$ 34.85	$ 34.64	$ 33.57	$ 28.10	$ 26.88
Income from Investment Operations
Net investment income (loss)A	1.16	1.10	1.06	0.98	0.98
Net realized and unrealized gain (loss)	4.32	0.20	1.09	5.48	1.47
Total from investment operations	5.48	1.30	2.15	6.46	2.45
Distributions from net investment income	(1.12)	(1.09)	(1.08)	(0.99)	(1.23)
Total distributions	(1.12)	(1.09)	(1.08)	(0.99)	(1.23)
Net asset value, end of period	$ 39.21	$ 34.85	$ 34.64	$ 33.57	$ 28.10
Total Return	15.93%	3.83%	6.61%	23.56%	9.13%
Ratios to Average Net AssetsB
Expense before reductions	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	3.11%	3.21%	3.22%	3.25%	3.37%
Supplemental Data
Net assets, end of period (000 omitted)	$733,190	$336,273	$277,149	$283,669	$108,176
Portfolio turnover rateC,D	7%	6%	6%	9%	7%

A   Calculated based on average shares outstanding during the period.

B   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

C   Amount does not include the portfolio activity of any underlying funds.

D   Portfolio turnover rate excludes securities received or delivered in-kind.

Additional Index Information

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The MSCI USA IMI Communication Services 25-50 Index captures the large, mid and small cap segments of the US market. All securities in the index are classified in the Communication Services sector according to the GICS®. Prior to December 1, 2018, the index was named MSCI USA IMI Telecommunication Services 25-50 Index and had a different composition. Index returns shown for the periods prior to December 1, 2018 are attributable to the index's prior composition. The index also applies certain investment limits to help ensure diversification limits that are imposed on regulated investment companies, or RICs, under the current US Internal Revenue Code.

The MSCI USA IMI Consumer Discretionary Index captures the large, mid cap and small cap segments of the US market. All securities in the index are classified in the Consumer Discretionary sector according to the Global Industry Classification Standard (GICS®).

The MSCI USA IMI Consumer Staples Index captures the large, mid cap and small cap segments of the US market. All securities in the index are classified in the Consumer Staples sector according to the GICS®.

The MSCI USA IMI Energy Index captures the large, mid cap and small cap segments of the US market. All securities in the index are classified in the Energy sector according to the GICS®.

The MSCI USA IMI Financials Index captures the large, mid cap and small cap segments of the US market. All securities in the index are classified in the Financial sector according to the GICS®.

The MSCI USA IMI Health Care Index captures the large, mid cap and small cap segments of the US market. All securities in the index are classified in the Health Care sector according to the GICS®.

The MSCI USA IMI Industrials Index captures the large, mid cap and small cap segments of the US market. All securities in the index are classified in the Industrial sector according to the GICS®.

The MSCI USA IMI Information Technology Index captures the large, mid cap and small cap segments of the US market. All securities in the index are classified in the Information Technology sector according to the GICS®.

The MSCI USA IMI Materials Index captures the large, mid cap and small cap segments of the US market. All securities in the index are classified in the Materials sector according to the GICS®.

The MSCI USA IMI Real Estate Index captures the large, mid cap and small cap segments of the US market. All securities in the index are classified in the Real Estate sector according to the GICS®.

The MSCI USA IMI Utilities Index captures the large, mid cap and small cap segments of the US market. All securities in the index are classified in the Utilities sector according to the GICS®.

EACH FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY LICENSEE. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THESE FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THESE FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THESE FUNDS OR THE ISSUER OR OWNERS OF THESE FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THESE FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THESE FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THESE FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THESE FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THESE FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Additional information regarding the Indexes is available on www.msci.com.

Supplemental Information

The following tables provide information about the premiums and discounts at which each fund's shares have traded on the listing exchange or the NYSE. The tables show the number of trading days, during the most recently completed calendar year and any quarters since that year, on which the closing market price of each fund's shares was above (or equal to) or below each fund's NAV. The tables also show information regarding the frequency of these deviations.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between each fund's NAV and the closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

Secondary market transactions are made at market prices that may vary throughout the day and may differ from each fund's NAV. As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market.

Fidelity® MSCI Communication Services Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	99	39.44%	136	54.18%
25 - <50	2	0.80%	13	5.18%
50 - <75	0	--	0	--
75 - <100	0	--	1	0.40%
100 or above	0	--	0	--
Total	101	40.24%	150	59.76%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	76	40.43%	111	59.04%
25 - <50	1	0.53%	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	77	40.96%	111	59.04%

(a)   From January 1, 2019

Fidelity® MSCI Consumer Discretionary Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	79	31.47%	172	68.53%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	79	31.47%	172	68.53%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	101	53.72%	87	46.28%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	101	53.72%	87	46.28%

(a)   From January 1, 2019

Fidelity® MSCI Consumer Staples Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	100	39.84%	151	60.16%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	100	39.84%	151	60.16%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	60	31.91%	128	68.09%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	60	31.91%	128	68.09%

(a)   From January 1, 2019

Fidelity® MSCI Energy Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	98	39.04%	153	60.96%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	98	39.04%	153	60.96%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	88	46.81%	100	53.19%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	88	46.81%	100	53.19%

(a)   From January 1, 2019

Fidelity® MSCI Financials Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	113	45.02%	138	54.98%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	113	45.02%	138	54.98%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	141	75.00%	47	25.00%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	141	75.00%	47	25.00%

(a)   From January 1, 2019

Fidelity® MSCI Health Care Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	71	28.29%	180	71.71%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	71	28.29%	180	71.71%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	102	54.26%	86	45.74%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	102	54.26%	86	45.74%

(a)   From January 1, 2019

Fidelity® MSCI Industrials Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	119	47.41%	132	52.59%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	119	47.41%	132	52.59%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	102	54.26%	86	45.74%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	102	54.26%	86	45.74%

(a)   From January 1, 2019

Fidelity® MSCI Information Technology Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	68	27.09%	183	72.91%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	68	27.09%	183	72.91%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	80	42.55%	108	57.45%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	80	42.55%	108	57.45%

(a)   From January 1, 2019

Fidelity® MSCI Materials Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	153	60.95%	96	38.25%
25 - <50	1	0.40%	1	0.40%
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	154	61.35%	97	38.65%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	105	55.85%	82	43.62%
25 - <50	1	0.53%	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	106	56.38%	82	43.62%

(a)   From January 1, 2019

Fidelity® MSCI Real Estate Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	68	27.09%	181	72.11%
25 - <50	1	0.40%	1	0.40%
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	69	27.49%	182	72.51%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	49	26.06%	139	73.94%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	49	26.06%	139	73.94%

(a)   From January 1, 2019

Fidelity® MSCI Utilities Index ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	109	43.43%	142	56.57%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	109	43.43%	142	56.57%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	54	28.72%	134	71.28%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	54	28.72%	134	71.28%

(a)   From January 1, 2019

The preceding data represents past performance and cannot be used to predict future results.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-FIDELITY. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07319

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Investments & Pyramid Design and Fidelity are registered service marks of FMR LLC. © 2019 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.967771.107	EXT-PRO-1119

Fund	Ticker
Fidelity Dividend ETF for Rising Rates	FDRR

Fidelity High Dividend ETF	FDVV

Fidelity Low Volatility Factor ETF	FDLO

Fidelity Momentum Factor ETF	FDMO

Fidelity Quality Factor ETF	FQAL

Fidelity Small-Mid Factor ETF	FSMD

Fidelity Value Factor ETF	FVAL

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Prospectus

November 29, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860

These securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Factor ETF
Fidelity® Value Factor ETF
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Other Service Providers
Appendix	Financial Highlights
Additional Index Information
Supplemental Information

Fund Summary

Fund:

Fidelity® Dividend ETF for Rising Rates

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Dividend Index for Rising Rates℠.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.29%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$30
3 years	$93
5 years	$163
10 years	$368

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Fidelity Dividend Index for Rising Rates℠ and in depository receipts representing securities included in the index. The Fidelity Dividend Index for Rising Rates℠ is designed to reflect the performance of stocks of large and mid-capitalization dividend-paying companies that are expected to continue to pay and grow their dividends and have a positive correlation of returns to increasing 10-year U.S. Treasury yields.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.
  Mid Cap Investing.  The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Securities Lending Risk.  Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
  Dividend Paying Securities.  Although the fund’s underlying index uses a rules-based proprietary index methodology that is designed to identify stocks of dividend-paying companies that will continue to pay and grow their dividends, there is no guarantee that this methodology will be successful. The fund may underperform funds that invest more broadly. If securities held by the fund reduce or stop paying dividends, the fund’s ability to generate dividend income may be affected.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.52%	September 30, 2018
Lowest Quarter Return	(10.42)%	December 31, 2018
Year-to-Date Return	15.57%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Life of fund(a)
Fidelity® Dividend ETF for Rising Rates
Return Before Taxes	(3.23)%	8.73%
Return After Taxes on Distributions	(3.99)%	7.85%
Return After Taxes on Distributions and Sale of Fund Shares	(1.45)%	6.60%
Fidelity Dividend Index for Rising Rates℠ (reflects no deduction for fees, expenses, or taxes)	(2.96)%	9.11%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	(4.78)%	8.63%

(a)   From September 12, 2016

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2016.

Louis Bottari (senior portfolio manager) has managed the fund since September 2016.

Peter Matthew (portfolio manager) has managed the fund since September 2016.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® High Dividend ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity High Dividend Index℠.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.29%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$30
3 years	$93
5 years	$163
10 years	$368

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Fidelity High Dividend Index℠ and in depository receipts representing securities included in the index. The Fidelity High Dividend Index℠ is designed to reflect the performance of stocks of large and mid-capitalization high-dividend-paying companies that are expected to continue to pay and grow their dividends.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.
  Mid Cap Investing.  The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Securities Lending Risk.  Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
  Dividend Paying Securities.  Although the fund’s underlying index uses a rules-based proprietary index methodology that is designed to identify stocks of dividend-paying companies that will continue to pay and grow their dividends, there is no guarantee that this methodology will be successful. The fund may underperform funds that invest more broadly. If securities held by the fund reduce or stop paying dividends, the fund’s ability to generate dividend income may be affected.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.72%	December 31, 2017
Lowest Quarter Return	(9.88)%	December 31, 2018
Year-to-Date Return	14.17%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Life of fund(a)
Fidelity® High Dividend ETF
Return Before Taxes	(0.93)%	7.33%
Return After Taxes on Distributions	(2.04)%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares	(0.09)%	5.35%
Fidelity High Dividend Index℠ (reflects no deduction for fees, expenses, or taxes)	(0.64)%	7.68%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	(4.78)%	8.63%

(a)   From September 12, 2016

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2016.

Louis Bottari (senior portfolio manager) has managed the fund since September 2016.

Peter Matthew (portfolio manager) has managed the fund since September 2016.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® Low Volatility Factor ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Low Volatility Factor Index℠.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.29%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$30
3 years	$93
5 years	$163
10 years	$368

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Fidelity U.S. Low Volatility Factor Index℠, which is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with lower volatility than the broader market.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Low Volatility Strategy.  Although the fund’s underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with lower volatility than the broader market, there is no guarantee that this methodology or the fund’s low volatility strategy will be successful. There is a risk that the fund may experience more volatility than desired or than the market as a whole. In addition, the securities selected for the index may underperform higher volatility securities.
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.
  Mid Cap Investing.  The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Securities Lending Risk.  Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.01%	September 30, 2018
Lowest Quarter Return	(10.11)%	December 31, 2018
Year-to-Date Return	23.21%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Life of fund(a)
Fidelity® Low Volatility Factor ETF
Return Before Taxes	0.54%	9.76%
Return After Taxes on Distributions	0.13%	9.31%
Return After Taxes on Distributions and Sale of Fund Shares	0.62%	7.52%
Fidelity U.S. Low Volatility Factor Index℠ (reflects no deduction for fees, expenses, or taxes)	0.57%	9.99%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	(4.78)%	8.63%

(a)   From September 12, 2016

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2016.

Louis Bottari (senior portfolio manager) has managed the fund since September 2016.

Peter Matthew (portfolio manager) has managed the fund since September 2016.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® Momentum Factor ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Momentum Factor Index℠.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.29%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$30
3 years	$93
5 years	$163
10 years	$368

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Fidelity U.S. Momentum Factor Index℠, which is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that exhibit positive momentum signals.
  Lending securities to earn income for the fund.

Principal Investment Risks
  High Portfolio Turnover.  High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund’s performance.
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.
  Momentum Securities Risk.  Although the fund’s underlying index uses a rules-based proprietary index methodology that is designed to identify stocks that exhibit positive momentum signals, there is no guarantee that this methodology will be successful. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.
  Mid Cap Investing.  The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Securities Lending Risk.  Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.17%	September 30, 2018
Lowest Quarter Return	(15.71)%	December 31, 2018
Year-to-Date Return	18.83%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Life of fund(a)
Fidelity® Momentum Factor ETF
Return Before Taxes	(3.72)%	8.45%
Return After Taxes on Distributions	(3.97)%	8.13%
Return After Taxes on Distributions and Sale of Fund Shares	(1.99)%	6.51%
Fidelity U.S. Momentum Factor Index℠ (reflects no deduction for fees, expenses, or taxes)	(3.45)%	8.80%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	(4.78)%	8.63%

(a)   From September 12, 2016

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2016.

Louis Bottari (senior portfolio manager) has managed the fund since September 2016.

Peter Matthew (portfolio manager) has managed the fund since September 2016.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® Quality Factor ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Quality Factor Index℠.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.29%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$30
3 years	$93
5 years	$163
10 years	$368

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Fidelity U.S. Quality Factor Index℠, which is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with a higher quality profile than the broader market.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Quality Stocks.  Although the fund’s underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with a higher quality profile than the broader market, there is no guarantee that this methodology will be successful or that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns.
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.
  Mid Cap Investing.  The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Securities Lending Risk.  Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.50%	September 30, 2018
Lowest Quarter Return	(12.82)%	December 31, 2018
Year-to-Date Return	18.03%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Life of fund(a)
Fidelity® Quality Factor ETF
Return Before Taxes	(3.73)%	9.38%
Return After Taxes on Distributions	(4.10)%	8.96%
Return After Taxes on Distributions and Sale of Fund Shares	(1.91)%	7.23%
Fidelity U.S. Quality Factor Index℠ (reflects no deduction for fees, expenses, or taxes)	(3.49)%	9.71%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	(4.78)%	8.63%

(a)   From September 12, 2016

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2016.

Louis Bottari (senior portfolio manager) has managed the fund since September 2016.

Peter Matthew (portfolio manager) has managed the fund since September 2016.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® Small-Mid Factor ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Small-Mid Factor Index℠.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses	0.29%

(a)   Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$30
3 years	$93

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from February 26, 2019 to July 31, 2019, the fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of its assets in securities included in the Fidelity Small-Mid Factor Index℠, which is designed to reflect the performance of stocks of small- and mid-capitalization U.S. companies with attractive valuations, high quality profiles, positive momentum signals, and lower volatility than the broader market, as represented by the Fidelity U.S. Extended Investable Market Index℠.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Factor-Based Strategy Risk.  Although the fund’s underlying index uses a rules-based proprietary index methodology that seeks to identify certain factors, there is no guarantee that this methodology will be successful.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.
  Mid Cap Investing.  The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing.  The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Securities Lending Risk.  Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Deane Gyllenhaal (senior portfolio manager) has managed the fund since February 2019.

Louis Bottari (senior portfolio manager) has managed the fund since February 2019.

Peter Matthew (portfolio manager) has managed the fund since February 2019.

Robert Regan (portfolio manager) has managed the fund since February 2019.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (100,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® Value Factor ETF

Investment Objective

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Value Factor Index℠.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the table or example below.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.29%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$30
3 years	$93
5 years	$163
10 years	$368

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Fidelity U.S. Value Factor Index℠, which is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that have attractive valuations.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility.  Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Fluctuation of Net Asset Value and Share Price.  The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Correlation to Index.  The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk.  The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.
  Trading Issues.  There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.
  "Value" Investing.  Although the fund’s underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with attractive valuations, there is no guarantee that this methodology will be successful or that these stocks will continue to be good “values.” “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing.  The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Securities Lending Risk.  Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.42%	December 31, 2017
Lowest Quarter Return	(13.99)%	December 31, 2018
Year-to-Date Return	16.49%	September 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Life of fund(a)
Fidelity® Value Factor ETF
Return Before Taxes	(7.08)%	9.29%
Return After Taxes on Distributions	(7.50)%	8.81%
Return After Taxes on Distributions and Sale of Fund Shares	(3.85)%	7.16%
Fidelity U.S. Value Factor Index℠ (reflects no deduction for fees, expenses, or taxes)	(6.83)%	9.63%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	(4.78)%	8.63%

(a)   From September 12, 2016

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the fund.

Portfolio Manager(s)

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2016.

Louis Bottari (senior portfolio manager) has managed the fund since September 2016.

Peter Matthew (portfolio manager) has managed the fund since September 2016.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

Purchase and Sale of Shares

The fund is an exchange-traded fund. Unlike shares of traditional mutual funds, shares of the fund are not individually redeemable and can be purchased and redeemed directly from the fund at NAV only in large increments called "Creation Units" (50,000 shares per Creation Unit) through certain participants, known as Authorized Participants, in the Depository Trust Company (DTC) or the Continuous Net Settlement System (CNSS) of the National Securities Clearing Corporation. The fund's Creation Units can be purchased and redeemed principally on an in-kind (rather than on a cash) basis for securities included in the fund's index.

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount).

The fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity® Dividend ETF for Rising Rates seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Dividend Index for Rising Rates℠.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Dividend Index for Rising Rates℠ and in depository receipts representing securities included in the index. The Fidelity Dividend Index for Rising Rates℠ is designed to reflect the performance of stocks of large and mid-capitalization dividend-paying companies that are expected to continue to pay and grow their dividends and have a positive correlation of returns to increasing 10-year U.S. Treasury yields.

The universe of stocks for consideration in the index, which is intended to reflect the broader equity market, consists of the largest 1,000 U.S. stocks and the largest 1,000 developed market international stocks based on market capitalization and certain liquidity and investability requirements.

The fund may not always hold all of the same securities as the Fidelity Dividend Index for Rising Rates℠. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.

The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

A fund may invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries to approximately the same extent that a fund's index concentrates in the securities of issuers in a particular industry or group of industries.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® High Dividend ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity High Dividend Index℠.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity High Dividend Index℠ and in depository receipts representing securities included in the index. The Fidelity High Dividend Index℠ is designed to reflect the performance of stocks of large and mid-capitalization high-dividend-paying companies that are expected to continue to pay and grow their dividends.

The universe of stocks for consideration in the index, which is intended to reflect the broader equity market, consists of the largest 1,000 U.S. stocks and the largest 1,000 developed market international stocks based on market capitalization and certain liquidity and investability requirements.

The fund may not always hold all of the same securities as the Fidelity High Dividend Index℠. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.

The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

A fund may invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries to approximately the same extent that a fund's index concentrates in the securities of issuers in a particular industry or group of industries.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Low Volatility Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Low Volatility Factor Index℠.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity U.S. Low Volatility Factor Index℠. The Fidelity U.S. Low Volatility Factor Index℠ is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with lower volatility than the broader market.

The universe of stocks for consideration in the index, which is intended to reflect the broader equity market, consists of the largest 1,000 U.S. stocks based on market capitalization and certain liquidity and investability requirements.

The fund may not always hold all of the same securities as the Fidelity U.S. Low Volatility Factor Index℠. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, and liquidity.

The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

A fund may invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries to approximately the same extent that a fund's index concentrates in the securities of issuers in a particular industry or group of industries.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Momentum Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Momentum Factor Index℠.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity U.S. Momentum Factor Index℠. The Fidelity U.S. Momentum Factor Index℠ is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that exhibit positive momentum signals.

The universe of stocks for consideration in the index, which is intended to reflect the broader equity market, consists of the largest 1,000 U.S. stocks based on market capitalization and certain liquidity and investability requirements.

The fund may not always hold all of the same securities as the Fidelity U.S. Momentum Factor Index℠. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, and liquidity.

The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

A fund may invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries to approximately the same extent that a fund's index concentrates in the securities of issuers in a particular industry or group of industries.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Quality Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Quality Factor Index℠.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity U.S. Quality Factor Index℠. The Fidelity U.S. Quality Factor Index℠ is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with a higher quality profile than the broader market.

The universe of stocks for consideration in the index, which is intended to reflect the broader equity market, consists of the largest 1,000 U.S. stocks based on market capitalization and certain liquidity and investability requirements.

The fund may not always hold all of the same securities as the Fidelity U.S. Quality Factor Index℠. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, and liquidity.

The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

A fund may invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries to approximately the same extent that a fund's index concentrates in the securities of issuers in a particular industry or group of industries.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Small-Mid Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Small-Mid Factor Index℠.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Small-Mid Factor Index℠. The Fidelity Small-Mid Factor Index℠ is designed to reflect the performance of stocks of small- and mid-capitalization U.S. companies with attractive valuations, high quality profiles, positive momentum signals, and lower volatility than the broader market, as represented by the Fidelity U.S. Extended Investable Market Index℠.

The universe of stocks for consideration in the Fidelity Small-Mid Factor Index℠ is the Fidelity U.S. Extended Investable Market Index℠ which is a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. small- and mid-capitalization stocks. This index is a subset of the Fidelity U.S. Total Investable Market Index℠, but excludes the 500 largest companies included in the broader index.

The fund may not always hold all of the same securities as the Fidelity Small-Mid Factor Index℠. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, and liquidity.

The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Value Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Value Factor Index℠.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity U.S. Value Factor Index℠. The Fidelity U.S. Value Factor Index℠ is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that have attractive valuations.

The universe of stocks for consideration in the index, which is intended to reflect the broader equity market, consists of the largest 1,000 U.S. stocks based on market capitalization and certain liquidity and investability requirements.

The fund may not always hold all of the same securities as the Fidelity U.S. Value Factor Index℠. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, and liquidity.

The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

A fund may invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries to approximately the same extent that a fund's index concentrates in the securities of issuers in a particular industry or group of industries.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's NAV changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Low Volatility Strategies. Although a fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with lower volatility than the broader market, there is no guarantee that this methodology or a fund's low volatility strategy will be successful. Because the index may not minimize volatility or the fund may not be successful in implementing the strategy, the fund may experience more volatility than desired. Securities in the fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole, and could be more volatile. In addition, there may be periods when equity securities with lower volatility are out of favor and therefore, during such periods, the performance of the fund may suffer.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction), changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Fluctuation of Net Asset Value and Share Price. The NAV of each fund's shares will generally fluctuate with changes in the market value of each fund's holdings. Each fund's shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although a share's market price is expected to approximate its NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares' NAV when you purchase shares, or receive less than the shares' NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for a fund's shares, the market price of fund shares is more likely to differ significantly from the fund's NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of a fund. Disruptions at market makers, Authorized Participants or market participants may also result in significant differences between the market price of a fund's shares and the fund's NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.

The market price of shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Securities held by a fund may be traded in markets that close at a different time than the listing exchange. During the time when the listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the fund's NAV may widen. The Adviser expects that, under normal market conditions, large discounts or premiums to NAV will not be sustained in the long term because of arbitrage opportunities.

Information about the premiums and discounts at which each fund's shares have traded is available at www.fidelity.com.

Correlation to Index. The performance of a fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, imperfect correlation between the fund's securities and those in the index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. A fund may not be fully invested at times as a result of cash flows into the fund. The use of sampling techniques or futures or other derivative positions may affect a fund's ability to achieve close correlation with the index. In addition, the fund may not be able to invest in certain securities included in the index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.

Passive Management Risk. An index fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, an index fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The structure and composition of an index fund's index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the fund. For each fund (other than Fidelity® Small-Mid Factor ETF), the fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry. For Fidelity® Small-Mid Factor ETF, the fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry.

Factor-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology that seeks to identify certain factors, there is no guarantee that this methodology will be successful. In addition, there may be periods when a particular style of investing or factor is out of favor and therefore, during such periods, the investment performance of the fund may suffer.

Trading Issues. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained. Only an Authorized Participant may engage in creation or redemption transactions directly with a fund. A fund has a limited number of intermediaries that act as Authorized Participants. There are no obligations of market makers to make a market in a fund's shares or of Authorized Participants to submit purchase or redemption orders for Creation Units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund's portfolio securities and the market price of fund shares. To the extent no other Authorized Participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide "circuit breakers." If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of a fund. FDC, the distributor of each fund's shares, does not maintain a secondary market in the shares.

If an index is discontinued, the fund may substitute a different index or, alternatively, may liquidate the fund if the Board of Trustees deems it to be in the best interest of shareholders.

If a fund's shares are delisted from the listing exchange, the Adviser may seek to list the fund shares on another market, merge the fund with another exchange-traded fund or traditional mutual fund, or redeem the fund shares at NAV.

Shares of a fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Dividend Paying Securities. Although the Fidelity Dividend Index for Rising Rates℠ and the Fidelity High Dividend Index℠ each use a rules-based proprietary index methodology that is designed to identify stocks of dividend-paying companies that will continue to pay and grow their dividends, there is no guarantee that these methodologies will be successful. Fidelity® Dividend ETF for Rising Rates and Fidelity® High Dividend ETF may underperform funds that invest more broadly. If securities held by a fund reduce or stop paying dividends, the fund’s ability to generate dividend income may be affected. In addition, there may be periods when dividend-paying securities are out of favor and therefore, during such periods, the investment performance of a fund may suffer.

Momentum Securities Risk. Although a fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks that exhibit positive momentum signals, there is no guarantee that this methodology will be successful. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when momentum investing is out of favor and therefore, during such periods, the investment performance of the fund may suffer.

High Portfolio Turnover. The fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities or reinvestment in other securities. The sale of the fund’s securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect the fund’s performance.

Quality Stocks. Although a fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with a higher quality profile than the broader market, there is no guarantee that this methodology will be successful or that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns. Many factors can affect a stock's quality and performance, and the impact of these factors on a stock or its price can be difficult to predict. In addition, there may be periods when investing in quality stocks is out of favor and therefore, the investment performance of the fund may suffer.

"Value" Investing. Although a fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with attractive valuations, there is no guarantee that this methodology will be successful or that these stocks will continue to be good "values." "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value. In addition, there may be periods when the value style of investing is out of favor and therefore, during such periods, the investment performance of the fund may suffer.

Other Investment Strategies

In addition to the principal investment strategies discussed above, Geode may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

The Fidelity Dividend Index for Rising Rates℠ is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on four fundamental characteristics: high dividend yield, low dividend payout ratio, high dividend growth, and positive correlation of returns to increasing 10-year U.S. Treasury yields. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index.

Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector.

International stocks may comprise up to 10% of the index when the index is rebalanced. The index is rebalanced annually, as of the close of business of the listing exchange on the third Friday in February.

The Fidelity High Dividend Index℠ is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on three fundamental characteristics: high dividend yield, low dividend payout ratio, and high dividend growth. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index.

Sectors are weighted relative to the broader equity market depending on the yield characteristics of the sector. Sectors with higher dividend yields are overweighted, while sectors with lower dividend yields are underweighted. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector.

International stocks may comprise up to 10% of the index when the index is rebalanced. The index is rebalanced annually, as of the close of business of the listing exchange on the third Friday in February.

The Fidelity U.S. Low Volatility Factor Index℠ is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on three measures of volatility: low volatility of returns, low beta (a measure of market sensitivity), and low earnings volatility. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index.

Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector.

The index is rebalanced semi-annually, as of the close of business of the listing exchange on the third Friday in February and August.

The Fidelity U.S. Momentum Factor Index℠ is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on four measures of momentum: high total returns, high volatility-adjusted returns, high positive earnings surprises, and low average short interest. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index.

Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector.

The index is rebalanced quarterly, as of the close of business of the listing exchange on the third Friday in February, May, August and November.

The Fidelity U.S. Quality Factor Index℠ is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on three measures of quality: high free cash flow margin, high return on invested capital, and high free cash flow stability. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index.

Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector.

The index is rebalanced semi-annually, as of the close of business of the listing exchange on the third Friday in February and August.

The Fidelity Small-Mid Factor Index℠ is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked and given a composite score based on four factors: valuation, quality, momentum, and volatility. Within each sector, stocks are weighted based on their market capitalization weight in the Fidelity U.S. Extended Investable Market Index℠ plus an overweight adjustment that is equal for all constituents within that sector.

The index is rebalanced semi-annually, as of the close of business of the listing exchange on the third Friday in February and August.

The Fidelity U.S. Value Factor Index℠ is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on four measures of value: high free-cash-flow yield; low enterprise value to earnings before interest, taxes, depreciation and amortization; low price to tangible book value; and low price to future earnings. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index.

Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector.

The index is rebalanced semi-annually, as of the close of business of the listing exchange on the third Friday in February and August.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Dividend ETF for Rising Rates normally invests at least 80% of its assets in securities included in the Fidelity Dividend Index for Rising Rates℠ and in depository receipts representing securities included in the index.

Fidelity® High Dividend ETF normally invests at least 80% of its assets in securities included in the Fidelity High Dividend Index℠ and in depository receipts representing securities included in the index.

Fidelity® Small-Mid Factor ETF normally invests at least 80% of its assets in securities included in the Fidelity Small-Mid Factor Index℠.

Valuing Shares

The fund is open for business each day that either the listing exchange or the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of regular trading hours on the listing exchange or the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Shares of each fund may be purchased through a broker in the secondary market by individual investors at market prices which may vary throughout the day and may differ from NAV.

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Shares of open-end funds in which each fund may invest (referred to as underlying funds) are valued at their respective NAVs. NAV is calculated using the values of any underlying funds in which it invests. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The intraday portfolio value of a Creation Unit on a per share basis will be disseminated every fifteen seconds throughout the trading day through the facilities of ICE Data Indices, LLC. The intraday portfolio value has a securities component and a cash component reflecting cash and other assets that may be held by each fund. You should not view this intraday portfolio value as a "real-time" update of the actual NAV because the intraday portfolio value may not be calculated in the same manner as the NAV, which is computed once a day, and may not necessarily reflect the precise composition of the current portfolio of securities held by a fund at a particular point in time. Each fund is not involved in, or responsible for, the calculation or dissemination of such amount and makes no warranty as to its accuracy.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

The Depository Trust Company (DTC) is a limited trust company and securities depository that facilitates the clearance and settlement of trades for its participating banks and broker-dealers. DTC has executed an agreement with Fidelity Distributors Corporation (FDC), each fund's distributor.

Buying and Selling Shares in the Secondary Market

Shares of each fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. Each fund does not impose any minimum investment for shares of a fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges. Due to such commissions and charges, frequent trading may detract significantly from investment returns.

Each fund is designed to offer investors an equity investment that can be bought and sold frequently in the secondary market without impact on a fund, and such trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.

Each fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction at any time. In addition, each fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Precautionary Notes

  Note to Investment Companies. For purposes of the Investment Company Act of 1940 (1940 Act), shares are issued by a fund, and the acquisition of shares by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in a fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to FMR and its affiliates, including that such investment companies enter into an agreement with the fund.
  Note to Authorized Participants Regarding Continuous Offering. Certain legal risks may exist that are unique to Authorized Participants purchasing Creation Units directly from a fund. Because new Creation Units may be issued on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the Securities Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.

For example, you may be deemed a statutory underwriter if you purchase Creation Units from a fund, break them down into individual fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to shares of a fund are reminded that, under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of each fund may purchase and resell fund shares pursuant to this prospectus.

  Note to Secondary Market Investors. DTC, or its nominee, is the registered owner of all outstanding shares of a fund. FMR will not have any record of your ownership. Your ownership of shares will be shown on the records of DTC and the DTC participant broker through which you hold the shares. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Costs Associated with Creations and Redemptions

The funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees applicable to the funds are listed below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to a variable additional fee (up to the maximum amounts shown in the table below). This fee is intended to compensate for brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to cash transactions. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the funds.

The following table shows, as of July 31, 2019, the approximate value of one Creation Unit, standard fees and maximum additional transaction fees for creations and redemptions (as described above). These fees are payable only by investors who purchase shares directly from the funds. Retail investors who purchase shares through their brokerage account will not pay these fees.

Name of Fund	Approximate Value of One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
Fidelity® Dividend ETF for Rising Rates	$1,250,000	$650	5.0%	2.0%
Fidelity® High Dividend ETF	$1,250,000	$650	5.0%	2.0%
Fidelity® Low Volatility Factor ETF	$1,250,000	$500	5.0%	2.0%
Fidelity® Momentum Factor ETF	$1,250,000	$500	5.0%	2.0%
Fidelity® Quality Factor ETF	$1,250,000	$500	5.0%	2.0%
Fidelity® Small-Mid Factor ETF	$2,500,000	$1,000	5.0%	2.0%
Fidelity® Value Factor ETF	$1,250,000	$500	5.0%	2.0%

* As a percentage of the cash amount invested or redeemed.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) as capital gain distributions. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you.

Each fund normally pays dividends, if any, quarterly in March, June, September, and December and capital gain distributions in December.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions investors receive are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to investors as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to investors generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If investors buy shares when a fund has realized but not yet distributed income or capital gains, they will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions investors receive will normally be taxable to them when they receive them.

Taxes on Transactions

Purchases and sales of shares, as well as purchases and redemptions of Creation Units, may result in a capital gain or loss for federal tax purposes.

Fund Services

Fund Management

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2018, the Adviser had approximately $918.8 billion in discretionary assets under management, and approximately $2.42 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser is responsible for handling each fund's business affairs.

Sub-Adviser(s)

The Adviser and the funds are seeking an exemptive order from the SEC that will permit the Adviser, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated and affiliated sub-advisers without obtaining shareholder approval of such agreements. The funds' initial sole shareholder has approved the funds' use of this exemptive order once issued by the SEC and the funds and the Adviser intend to rely on the exemptive order when issued without seeking additional shareholder approval. Subject to oversight by the Board of Trustees, the Adviser has the ultimate responsibility to oversee the funds' sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.

Geode, at 100 Summer Street, 12th Floor, Boston, Massachusetts 02110, serves as a sub-adviser for each fund. Geode chooses each fund's investments and places orders to buy and sell each fund's investments.

As of December 31, 2018, Geode had approximately $368 billion in discretionary assets under management.

Portfolio Manager(s)

Deane Gyllenhaal is senior portfolio manager of each fund, which he has managed since September 2016 (except for Fidelity® Small-Mid Factor ETF, which he has managed since February 2019). He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager.

Louis Bottari is senior portfolio manager of each fund, which he has managed since September 2016 (except for Fidelity® Small-Mid Factor ETF, which he has managed since February 2019). He also manages other funds. Since joining Geode in 2008, Mr. Bottari has worked as an assistant portfolio manager, portfolio manager, and senior portfolio manager.

Peter Matthew is portfolio manager of each fund, which he has managed since September 2016 (except for Fidelity® Small-Mid Factor ETF, which he has managed since February 2019). He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

Robert Regan is portfolio manager of each fund, which he has managed since December 2016 (except for Fidelity® Small-Mid Factor ETF, which he has managed since February 2019). He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

Payal Gupta is portfolio manager of each fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

Advisory Fee(s)

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of each fund with limited exceptions.

Each fund's annual management fee rate is 0.29% of its average daily net assets.

The Adviser pays Geode for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreement for each fund is available in each of Fidelity® Dividend ETF for Rising Rates's, Fidelity® High Dividend ETF's, Fidelity® Low Volatility Factor ETF's, Fidelity® Momentum Factor ETF's, Fidelity® Quality Factor ETF's, and Fidelity® Value Factor ETF's semi-annual report for the fiscal period ended January 31, 2019, and Fidelity Small-Mid Factor ETF's annual report for the fiscal period ended July 31, 2019.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

While each fund will not make direct payments for distribution or shareholder support services, each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares. Each Plan recognizes that the Adviser or FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Other Service Providers

State Street Bank and Trust Company serves as each fund's transfer agent and custodian, and is located at One Heritage Drive, Floor 1, North Quincy, Massachusetts, 02171 and 1 Lincoln Street, Boston, Massachusetts, 02111, respectively.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Dividend ETF For Rising Rates

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 28.50	$ 25.34
Income from Investment Operations
Net investment income (loss)B	1.07	0.93	0.76
Net realized and unrealized gain (loss)	0.79	3.03	2.98
Total from investment operations	1.86	3.96	3.74
Distributions from net investment income	(1.09)	(0.92)	(0.58)
Total distributions	(1.09)	(0.92)	(0.58)
Net asset value, end of period	$ 32.31	$ 31.54	$ 28.50
Total ReturnC,D	6.09%	14.04%	14.85%
Ratios to Average Net AssetsE,F
Expense before reductions	.29%	.30%	.29%G
Expenses net of fee waivers, if any	.29%	.30%	.29%G
Expenses net of all reductions	.29%	.30%	.29%G
Net investment income (loss)	3.42%	3.08%	3.09%G
Supplemental Data
Net assets, end of period (000 omitted)	$360,229	$346,896	$152,492
Portfolio turnover rateH,I	35%	38%	52%J

A   For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B   Calculated based on average shares outstanding during the period.

C   Total returns for periods of less than one year are not annualized.

D   Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F   Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G   Annualized.

H   Amount does not include the portfolio activity of any underlying funds.

I   Portfolio turnover rate excludes securities received or delivered in-kind.

J   Amount not annualized.

Financial Highlights — Fidelity High Dividend ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 26.98	$ 25.32
Income from Investment Operations
Net investment income (loss)B	1.23	1.09	0.85
Net realized and unrealized gain (loss)	(0.03)C	3.21	1.57
Total from investment operations	1.20	4.30	2.42
Distributions from net investment income	(1.23)	(1.12)	(0.76)
Distributions from net realized gain	—	(0.01)	—
Total distributions	(1.23)	(1.13)	(0.76)
Net asset value, end of period	$ 30.12	$ 30.15	$ 26.98
Total ReturnD,E	4.16%	16.23%	9.61%
Ratios to Average Net AssetsF,G
Expense before reductions	.29%	.30%	.29%H
Expenses net of fee waivers, if any	.29%	.30%	.29%H
Expenses net of all reductions	.29%	.30%	.29%H
Net investment income (loss)	4.15%	3.80%	3.61%H
Supplemental Data
Net assets, end of period (000 omitted)	$362,952	$171,835	$59,350
Portfolio turnover rateI,J	50%	53%	57%K

A   For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B   Calculated based on average shares outstanding during the period.

C   The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D   Total returns for periods of less than one year are not annualized.

E   Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G   Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H   Annualized.

I   Amount does not include the portfolio activity of any underlying funds.

J   Portfolio turnover rate excludes securities received or delivered in-kind.

K   Amount not annualized.

Financial Highlights — Fidelity Low Volatility Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 32.40	$ 28.19	$ 25.31
Income from Investment Operations
Net investment income (loss)B	0.62	0.53	0.45
Net realized and unrealized gain (loss)	3.92	4.20	2.81
Total from investment operations	4.54	4.73	3.26
Distributions from net investment income	(0.57)	(0.52)	(0.38)
Total distributions	(0.57)	(0.52)	(0.38)
Net asset value, end of period	$ 36.37	$ 32.40	$ 28.19
Total ReturnC,D	14.20%	16.89%	12.94%
Ratios to Average Net AssetsE,F
Expense before reductions	.29%	.30%	.29%G
Expenses net of fee waivers, if any	.29%	.30%	.29%G
Expenses net of all reductions	.29%	.30%	.29%G
Net investment income (loss)	1.83%	1.73%	1.87%G
Supplemental Data
Net assets, end of period (000 omitted)	$245,502	$66,420	$33,833
Portfolio turnover rateH,I	36%	31%	33%J

A   For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B   Calculated based on average shares outstanding during the period.

C   Total returns for periods of less than one year are not annualized.

D   Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F   Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G   Annualized.

H   Amount does not include the portfolio activity of any underlying funds.

I   Portfolio turnover rate excludes securities received or delivered in-kind.

J   Amount not annualized.

Financial Highlights — Fidelity Momentum Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 33.58	$ 28.60	$ 25.34
Income from Investment Operations
Net investment income (loss)B	0.40	0.36	0.36
Net realized and unrealized gain (loss)	2.22	4.97	3.19
Total from investment operations	2.62	5.33	3.55
Distributions from net investment income	(0.40)	(0.35)	(0.29)
Total distributions	(0.40)	(0.35)	(0.29)
Net asset value, end of period	$ 35.80	$ 33.58	$ 28.60
Total ReturnC,D	7.91%	18.72%	14.11%
Ratios to Average Net AssetsE,F
Expense before reductions	.29%	.30%	.29%G
Expenses net of fee waivers, if any	.29%	.30%	.29%G
Expenses net of all reductions	.29%	.30%	.29%G
Net investment income (loss)	1.18%	1.14%	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$121,736	$95,702	$35,745
Portfolio turnover rateH,I	133%	125%	106%J

A   For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B   Calculated based on average shares outstanding during the period.

C   Total returns for periods of less than one year are not annualized.

D   Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F   Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G   Annualized.

H   Amount does not include the portfolio activity of any underlying funds.

I   Portfolio turnover rate excludes securities received or delivered in-kind.

J   Amount not annualized.

Financial Highlights — Fidelity Quality Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 33.47	$ 29.11	$ 25.37
Income from Investment Operations
Net investment income (loss)B	0.58	0.53	0.45
Net realized and unrealized gain (loss)	1.77	4.38	3.62
Total from investment operations	2.35	4.91	4.07
Distributions from net investment income	(0.54)	(0.55)	(0.33)
Total distributions	(0.54)	(0.55)	(0.33)
Net asset value, end of period	$ 35.28	$ 33.47	$ 29.11
Total ReturnC,D	7.14%	16.95%	16.10%
Ratios to Average Net AssetsE,F
Expense before reductions	.29%	.30%	.29%G
Expenses net of fee waivers, if any	.29%	.30%	.29%G
Expenses net of all reductions	.29%	.30%	.29%G
Net investment income (loss)	1.72%	1.66%	1.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$162,282	$65,259	$30,569
Portfolio turnover rateH,I	29%	30%	35%J

A   For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B   Calculated based on average shares outstanding during the period.

C   Total returns for periods of less than one year are not annualized.

D   Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F   Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G   Annualized.

H   Amount does not include the portfolio activity of any underlying funds.

I   Portfolio turnover rate excludes securities received or delivered in-kind.

J   Amount not annualized.

Financial Highlights — Fidelity Small-Mid Factor ETF

Year ended July 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$24.85
Income from Investment Operations
Net investment income (loss)B	0.18
Net realized and unrealized gain (loss)	0.64
Total from investment operations	0.82
Distributions from net investment income	(0.17)
Total distributions	(0.17)
Net asset value, end of period	$25.50
Total ReturnC	3.35%
Ratios to Average Net AssetsD,E,F
Expense before reductions	.29%
Expenses net of fee waivers, if any	.29%
Expenses net of all reductions	.29%
Net investment income (loss)	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$7,650
Portfolio turnover rateG,H,I	2%

A   For the period February 26, 2019 (commencement of operations) to July 31, 2019.

B   Calculated based on average shares outstanding during the period.

C   Total returns for periods of less than one year are not annualized.

D   Annualized.

E   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F   Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G   Amount does not include the portfolio activity of any underlying funds.

H   Amount not annualized.

I   Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights — Fidelity Value Factor ETF

	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 33.90	$ 29.72	$ 25.37
Income from Investment Operations
Net investment income (loss)B	0.70	0.58	0.49
Net realized and unrealized gain (loss)	0.59	4.18	4.23
Total from investment operations	1.29	4.76	4.72
Distributions from net investment income	(0.66)	(0.58)	(0.37)
Total distributions	(0.66)	(0.58)	(0.37)
Net asset value, end of period	$ 34.53	$ 33.90	$ 29.72
Total ReturnC,D	3.95%	16.11%	18.65%
Ratios to Average Net AssetsE,F
Expense before reductions	.29%	.30%	.29%G
Expenses net of fee waivers, if any	.29%	.30%	.29%G
Expenses net of all reductions	.29%	.30%	.29%G
Net investment income (loss)	2.09%	1.79%	1.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$136,403	$86,450	$38,639
Portfolio turnover rateH,I	31%	38%	42%J

A   For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B   Calculated based on average shares outstanding during the period.

C   Total returns for periods of less than one year are not annualized.

D   Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E   Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F   Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G   Annualized.

H   Amount does not include the portfolio activity of any underlying funds.

I   Portfolio turnover rate excludes securities received or delivered in-kind.

J   Amount not annualized.

Additional Index Information

The Fidelity Dividend Index for Rising Rates℠ is designed to reflect the performance of stocks of large and mid-capitalization dividend-paying companies that are expected to continue to pay and grow their dividends and have a positive correlation of returns to increasing 10-year U.S. Treasury yields.

The Fidelity High Dividend Index℠ is designed to reflect the performance of stocks of large and mid-capitalization high-dividend-paying companies that are expected to continue to pay and grow their dividends.

The Fidelity U.S. Low Volatility Factor Index℠ is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with lower volatility than the broader market.

The Fidelity U.S. Momentum Factor Index℠ is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that exhibit positive momentum signals.

The Fidelity U.S. Quality Factor Index℠ is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with a higher quality profile than the broader market.

The Fidelity Small-Mid Factor Index℠ is designed to reflect the performance of stocks of small- and mid-capitalization U.S. companies with attractive valuations, high quality profiles, positive momentum signals, and lower volatility than the broader market, as represented by the Fidelity U.S. Extended Investable Market Index℠.

Fidelity U.S. Extended Investable Market Index℠ is a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. mid- and small-cap stocks. This index is a subset of the Fidelity U.S. Total Investable Market Index℠ excluding the 500 largest companies.

Fidelity U.S. Total Investable Market Index℠ is a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. equity market, including large-, mid- and small-capitalization stocks.

The Fidelity U.S. Value Factor Index℠ is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that have attractive valuations.

Dow Jones U.S. Completion Total Stock Market Index℠ is a float-adjusted market capitalization-weighted index of all equity securities of U.S. headquartered companies with readily available price data, except those included in the S&P 500® Index.

Russell 1000® Index is a market capitalization-weighted index designed to measure the performance of the large-cap segment of the U.S. equity market.

Each Fidelity index listed above (each an "Index" and together, the "Indices") was created by the Adviser using a rules-based proprietary index methodology described for each fund under the heading "Other Investment Strategies" in the "Fund Basics - Investment Details" section of this prospectus.

Each fund is entitled to use its Index pursuant to a licensing arrangement with the Adviser.

The funds, the Adviser, and Geode have each adopted policies and procedures designed to minimize potential conflicts of interest in connection with the management of the funds.

Additional information regarding the Indices is available on www.fidelity.com.

Each Index is the property of FMRC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third party licensors, including Standard & Poor's Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Indices. "Calculated by S&P Dow Jones Indices" and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by FMRC. S&P® is a registered trademark of Standard & Poor's Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

The funds based on the Indices are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices' only relationship to FMRC with respect to the Indices is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FMRC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

FMRC is the Index provider. FMRC is each fund's investment adviser and as such is an affiliated person of the funds. FMRC makes no representation or warranty, express or implied, to the owners of shares of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Indices to track general stock market performance. FMRC has no obligation to take the needs of the funds or the owners of shares of the funds into consideration in determining, composing, or calculating the Indices. FMRC does not make any express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. FMRC does not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation, errors, omissions or interruptions of any Fidelity Index or any data included therein. FMRC has contracted with an independent calculation agent to calculate each Index. Without limiting any of the foregoing, in no event shall FMRC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

Supplemental Information

The following tables provide information about the premiums and discounts at which each fund's shares have traded on the listing exchange or the NYSE. The tables show the number of trading days, during the most recently completed calendar year and any quarters since that year (except for Fidelity® Small-Mid Factor ETF), and for Fidelity® Small-Mid Factor ETF, the most recently completed calendar quarter(s), as applicable, on which the closing market price of each fund's shares was above (or equal to) or below each fund's NAV. The tables also show information regarding the frequency of these deviations.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between each fund's NAV and the closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

Secondary market transactions are made at market prices that may vary throughout the day and may differ from each fund's NAV. As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market.

Fidelity® Dividend ETF for Rising Rates

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	59	23.50%	178	70.92%
25 - <50	1	0.40%	12	4.78%
50 - <75	0	--	1	0.40%
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	60	23.90%	191	76.10%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	144	76.60%	43	22.87%
25 - <50	1	0.53%	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	145	77.13%	43	22.87%

(a)   From January 1, 2019

Fidelity® High Dividend ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	40	15.93%	184	73.31%
25 - <50	1	0.40%	25	9.96%
50 - <75	0	--	1	0.40%
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	41	16.33%	210	83.67%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	27	14.36%	150	79.79%
25 - <50	1	0.53%	10	5.32%
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	28	14.89%	160	85.11%

(a)   From January 1, 2019

Fidelity® Low Volatility Factor ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	96	38.25%	147	58.56%
25 - <50	5	1.99%	3	1.20%
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	101	40.24%	150	59.76%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	61	32.45%	127	67.55%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	61	32.45%	127	67.55%

(a)   From January 1, 2019

Fidelity® Momentum Factor ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	73	29.08%	171	68.13%
25 - <50	1	0.40%	6	2.39%
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	74	29.48%	177	70.52%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	96	51.06%	92	48.94%
25 - <50	0	--	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	-
Total	96	51.06%	92	48.94%

(a)   From January 1, 2019

Fidelity® Quality Factor ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	106	42.23%	137	54.58%
25 - <50	4	1.59%	3	1.20%
50 - <75	0	--	1	0.40%
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	110	43.82%	141	56.18%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	84	44.68%	103	54.79%
25 - <50	1	0.53%	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	85	45.21%	103	54.79%

(a)   From January 1, 2019

Fidelity® Small-Mid Factor ETF

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	78	52.35%	63	42.29%
25 - <50	2	1.34%	4	2.68%
50 - <75	0	--	1	0.67%
75 - <100	0	--	0	--
100 or above	0	--	1	0.67%
Total	80	53.69%	69	46.31%

(a)   From February 26, 2019

Fidelity® Value Factor ETF

Calendar Year 2018

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	72	28.68%	164	65.34%
25 - <50	3	1.20%	10	3.98%
50 - <75	1	0.40%	1	0.40%
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	76	30.28%	175	69.72%

Period Ended September 30, 2019(a)

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	83	44.15%	103	54.79%
25 - <50	2	1.06%	0	--
50 - <75	0	--	0	--
75 - <100	0	--	0	--
100 or above	0	--	0	--
Total	85	45.21%	103	54.79%

(a)   From January 1, 2019

The preceding data represents past performance and cannot be used to predict future results.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-FIDELITY. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07319

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2019 FMR LLC. All rights reserved.

Fidelity Dividend Index for Rising Rates, Fidelity High Dividend Index, Fidelity Small-Mid Factor Index, Fidelity U.S. Extended Investable Market Index, Fidelity U.S. Low Volatility Factor Index, Fidelity U.S. Momentum Factor Index, Fidelity U.S. Quality Factor Index, Fidelity U.S. Total Investable Market Index, and Fidelity U.S. Value Factor Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.9870686.104	CPF-PRO-1119

Fund	Ticker
Fidelity® MSCI Communication Services Index ETF	FCOM
Fidelity® MSCI Consumer Discretionary Index ETF	FDIS
Fidelity® MSCI Consumer Staples Index ETF	FSTA
Fidelity® MSCI Energy Index ETF	FENY
Fidelity® MSCI Financials Index ETF	FNCL
Fidelity® MSCI Health Care Index ETF	FHLC
Fidelity® MSCI Industrials Index ETF	FIDU
Fidelity® MSCI Information Technology Index ETF	FTEC
Fidelity® MSCI Materials Index ETF	FMAT
Fidelity® MSCI Real Estate Index ETF	FREL
Fidelity® MSCI Utilities Index ETF	FUTY

Funds of Fidelity Covington Trust

STATEMENT OF ADDITIONAL INFORMATION

Principal U.S. Listing Exchange: NYSE Arca, Inc.

November 29, 2019

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated November 29, 2019, or an annual report, please call Fidelity at 1-800-FIDELITY or visit Fidelity’s web site at www.fidelity.com.

EXT-PTB-1119
1.967772.107

245 Summer Street, Boston, MA 02210

TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE FUND(S)
INVESTMENT POLICIES AND LIMITATIONS
EXCHANGE TRADED FUND RISKS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING AND SELLING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

GENERAL DESCRIPTION OF THE FUND(S)

Each fund is an exchange-traded fund that seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of a specific index. Each fund issues and redeems shares on a continuous basis at net asset value per share (NAV) in aggregations of a specified number of shares called "Creation Units." Creation Units generally are issued in exchange for a basket of securities included in a fund's underlying index (Deposit Securities), together with the deposit of a specified cash payment (Balancing Amount). Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares' NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the fund consists of a block of 50,000 shares. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from a fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

Each fund reserves the right to offer a "cash" option for creations and redemptions of shares under certain circumstances. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the trust cash at least equal to 105% of the market value of the missing Deposit Securities (see the section entitled "Buying and Selling Information"). In each instance of such cash creations or redemptions, a transaction fee will be imposed (see the section entitled "Creation/Redemption Transaction Fees"). In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (SEC) applicable to management investment companies offering redeemable securities.

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For Fidelity® MSCI Industrials Index ETF and Fidelity® MSCI Real Estate Index ETF:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries to approximately the same extent that the fund's underlying index concentrates in the securities of issuers in a particular industry or group of industries.

For purposes of the fund's concentration limitation discussed above, securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities are not considered to be issued by members of any industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR Co., Inc. (FMRC) looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, FMRC looks through to the holdings of the central fund.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For each fund (other than Fidelity® MSCI Industrials Index ETF and Fidelity® MSCI Real Estate Index ETF):

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMRC or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMRC or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For a fund's policies and limitations on futures, options, and swap transactions, as applicable, see "Investment Policies and Limitations - Futures, Options, and Swaps."

The extent to which Fidelity® MSCI Financials Index ETF may invest in a company that engages in securities-related activities may be limited by federal securities laws.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions.  A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds  are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity® fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks of shares often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF that tracks an index is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions.  A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Funds' Rights as Investors.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund's proxy voting guidelines are included in its SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

The policies and limitations regarding the funds' investments in futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in price increases and, if a call writer does not hold the underlying instrument, a call writer's loss is theoretically unlimited.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay a fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, a fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.   A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Investments   means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Difficulty in selling or disposing of illiquid investments may result in a loss or may be costly to a fund. Illiquid securities may include (1) repurchase agreements maturing in more than seven days without demand/redemption features, (2) OTC options and certain other derivatives, (3) private placements, (4) securities traded on markets and exchanges with structural constraints, and (5) loan participations.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser classifies the liquidity of the fund's investments and monitors the extent of funds’ illiquid investments.

Various market, trading and investment-specific factors may be considered in determining the liquidity of a fund's investments including, but not limited to (1) the existence of an active trading market, (2) the nature of the security and the market in which it trades, (3) the number, diversity, and quality of dealers and prospective purchasers in the marketplace, (4) the frequency, volume, and volatility of trade and price quotations, (5) bid-ask spreads, (6) dates of issuance and maturity, (7) demand, put or tender features, and (8) restrictions on trading or transferring the investment.

Fidelity classifies certain investments as illiquid based upon these criteria. Fidelity also monitors for certain market, trading and investment-specific events that may cause Fidelity to re-evaluate an investment’s liquidity status and may lead to an investment being classified as illiquid. In addition, Fidelity uses a third-party to assist with the liquidity classifications of the fund’s investments, which includes calculating the time to sell and settle a specified size position in a particular investment without the sale significantly changing the market value of the investment.

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Real Estate Investment Trusts (REITs).   Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities (including Private Placements)   are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities, including private placements of private and public companies, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate, National Financial Services LLC (NFS). Fidelity® funds for which BlackRock Fund Advisors (BFA) serves as sub-adviser will not lend securities to BFA or its affiliates. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

The Fidelity® funds have retained agents, including NFS, an affiliate of the funds, to act as securities lending agent. If NFS acts as securities lending agent for a fund, it is subject to the overall supervision of the fund’s adviser, and NFS will administer the lending program in accordance with guidelines approved by the fund’s Trustees.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

A fund's ability to invest in securities of other investment companies may be limited by federal securities laws. To the extent a fund acquires securities issued by unaffiliated investment companies, the Adviser's access to information regarding such underlying fund's portfolio may be limited and subject to such fund's policies regarding disclosure of fund holdings.

A fund could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box"  are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

EXCHANGE TRADED FUND RISKS

Continuous Offering. The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a fund on an ongoing basis, at any point a "distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Fidelity Distributors Corporation (FDC), each fund's distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters," but are effecting transactions in shares of a fund, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of each fund are reminded that, under Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Listing and Trading. Shares of each fund have been approved for listing and trading on an exchange. Each fund's shares trade on an exchange at prices that may differ to some degree from their NAV. The listing exchange may remove each fund's shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of each fund, there are fewer than 50 beneficial owners of each fund's shares for 30 or more consecutive trading days; (ii) the indicative optimized portfolio value of a fund is no longer calculated or available; or (iii) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on the exchange inadvisable. The listing exchange will remove each fund's shares from listing and trading upon termination of the trust. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of each fund's shares will continue to be met.

As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that such a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of each fund's shares will be adversely affected if trading markets for each fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by BFA pursuant to authority contained in the management contract and the sub-advisory agreement.

BFA may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in shares of open-end investment companies (including any underlying central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review BFA's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

BFA.

BFA assumes general supervision over placing orders on behalf of each fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BFA's policy is to make such selection based on factors deemed relevant, including but not limited to: i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA's knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker's or dealer's capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA's knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, or other circumstances. The funds have adopted policies and procedures that prohibit the consideration of sales of each fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions and BFA is required to adhere to such policies.

Each fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BFA or its affiliates manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities of each fund and one or more other accounts managed or advised by BFA or its affiliates are considered at or about the same time, transactions in such securities are allocated among each fund and the other accounts in a manner deemed equitable to all by BFA and its affiliates. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as each fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to each fund. BFA and its affiliates may deal, trade and invest for their own account in the types of securities in which each fund may invest. BFA and its affiliates may, from time to time, effect trades on behalf of and for the account of each fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. Each fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.

The following table shows each fund's portfolio turnover rate for the fiscal periods ended July 31, 2019 and 2018. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders and/or market conditions.

Turnover Rates	2019	2018
Fidelity® MSCI Communication Services Index ETF	82%	38%
Fidelity® MSCI Consumer Discretionary Index ETF	25%	5%
Fidelity® MSCI Consumer Staples Index ETF	30%	24%
Fidelity® MSCI Energy Index ETF	6%	5%
Fidelity® MSCI Financials Index ETF	5%	5%
Fidelity® MSCI Health Care Index ETF	5%	8%
Fidelity® MSCI Industrials Index ETF	5%	5%
Fidelity® MSCI Information Technology Index ETF	18%	4%
Fidelity® MSCI Materials Index ETF	12%	10%
Fidelity® MSCI Real Estate Index ETF	10%	8%
Fidelity® MSCI Utilities Index ETF	7%	6%

During the fiscal year ended July 31, 2019, each fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by a fund as of the fiscal year ended July 31, 2019.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Fidelity® MSCI Communication Services Index ETF	State Street Corp.	$192,000
Fidelity® MSCI Consumer Discretionary Index ETF	State Street Corp.	$637,000
Fidelity® MSCI Consumer Staples Index ETF	State Street Corp.	$471,000
Fidelity® MSCI Energy Index ETF	State Street Corp.	$238,000
Fidelity® MSCI Financials Index ETF	JPMorgan Chase & Co.	$109,361,436
	Citigroup, Inc.	$48,181,511
	The Goldman Sachs Group, Inc.	$21,008,107
	Morgan Stanley	$16,443,353
	State Street Corp.	$6,913,453
	Jefferies & Co. Inc.	$1,580,468
	Virtu Americas LLC	$295,607
Fidelity® MSCI Health Care Index ETF	State Street Corp.	$4,833,000
Fidelity® MSCI Industrials Index ETF	State Street Corp.	$349,000
Fidelity® MSCI Information Technology Index ETF	State Street Corp.	$1,189,000
Fidelity® MSCI Materials Index ETF	State Street Corp.	$136,000
Fidelity® MSCI Real Estate Index ETF	State Street Corp.	$398,000
Fidelity® MSCI Utilities Index ETF	State Street Corp.	$618,000

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended July 31, 2019, 2018 and 2017. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Fidelity® MSCI Communication Services Index ETF	July 31
	2019	$96,802	0.04%
	2018	$9,138	0.00%
	2017	$23,126	0.02%
Fidelity® MSCI Consumer Discretionary Index ETF	July 31
	2019	$21,529	0.00%
	2018	$1,118	0.00%
	2017	$2,245	0.00%
Fidelity® MSCI Consumer Staples Index ETF	July 31
	2019	$29,529	0.01%
	2018	$9,228	0.00%
	2017	$4,362	0.00%
Fidelity® MSCI Energy Index ETF	July 31
	2019	$10,369	0.00%
	2018	$2,491	0.00%
	2017	$12,761	0.00%
Fidelity® MSCI Financials Index ETF	July 31
	2019	$15,830	0.00%
	2018	$6,830	0.00%
	2017	$20,227	0.00%
Fidelity® MSCI Health Care Index ETF	July 31
	2019	$15,747	0.00%
	2018	$3,265	0.00%
	2017	$3,655	0.00%
Fidelity® MSCI Industrials Index ETF	July 31
	2019	$3,458	0.00%
	2018	$1,370	0.00%
	2017	$1,730	0.00%
Fidelity® MSCI Information Technology Index ETF	July 31
	2019	$27,749	0.00%
	2018	$3,781	0.00%
	2017	$4,431	0.00%
Fidelity® MSCI Materials Index ETF	July 31
	2019	$4,215	0.00%
	2018	$1,310	0.00%
	2017	$1,769	0.00%
Fidelity® MSCI Real Estate Index ETF	July 31
	2019	$20,440	0.00%
	2018	$4,750	0.00%
	2017	$11,690	0.00%
Fidelity® MSCI Utilities Index ETF	July 31
	2019	$6,859	0.00%
	2018	$2,350	0.00%
	2017	$1,954	0.00%

During the fiscal year ended July 31, 2019, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended June 30, 2019, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

The NAV is the value of a single share. NAV is computed by adding the value of a fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The value of fund shares bought and sold in the secondary market is driven by market price. The price of these shares, like the price of all traded securities, is subject to factors such as supply and demand, as well as the current value of the portfolio securities held by a fund. Secondary market shares, available for purchase or sale on an intraday basis, do not have a fixed relationship either to the previous day's NAV nor the current day's NAV. Prices in the secondary market, therefore, may be below, at, or above the most recently calculated NAV of such shares.

In order to provide investors with a basis to gauge whether the market price of the shares on the listing exchange is approximately consistent with the current value of the assets of the fund on a per share basis, an updated value of the fund’s shares is disseminated intraday (“IIV” and also known as the Indicative Optimized Portfolio Value) through the facilities of ICE Data Indices, LLC. IIVs are disseminated every 15 seconds throughout the trading day. The fund is not involved in, or responsible for, the calculation or dissemination of the IIVs and makes no warranty as to their accuracy.

The IIV has a securities component and a cash component reflecting cash and other assets that may be held by the fund. The securities values included in the IIV are the values of the Deposit Securities (as defined below under the heading “Buying and Selling Information-Portfolio Deposit”) for the fund. While the IIV reflects the approximate current value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the fund at a particular point in time because the current portfolio of the fund may include securities that are not a part of the current Deposit Securities. Therefore, the fund’s IIV disseminated during the listing exchange's trading hours should not be viewed as a real-time update of the fund’s NAV, which is calculated only once a day. The IIV is generally determined by using current market quotations or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the fund.

The cash component included in the IIV could consist of estimated accrued interest, dividends and other income, less expenses.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (the Committee) to fulfill these responsibilities.

Shares of open-end investment companies (including any underlying central funds) held by a fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying central fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. A fund's adviser engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of regular trading on the listing exchange or the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Each fund's adviser reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING AND SELLING INFORMATION

Book-Entry Only System. The Depository Trust Company (DTC) acts as securities depository for the shares. Shares of each fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among DTC participants in such securities through electronic book-entry changes in accounts of the DTC participants, thereby eliminating the need for physical movement of securities certificates. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly.

Beneficial ownership of shares is limited to DTC participants and persons holding interests through DTC participants. Ownership of beneficial interests in shares (owners of beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC participants) and on the records of DTC participants (with respect to indirect DTC participants and Beneficial Owners that are not DTC participants). Beneficial Owners will receive from or through a DTC participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the trust and DTC, DTC is required to make available to the trust upon request and for a fee to be charged to the trust a listing of the shares of each fund held by each DTC participant. The trust shall inquire of each such DTC participant as to the number of Beneficial Owners holding fund shares, directly or indirectly, through such DTC participant. The trust shall provide each such DTC participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC participant, directly or indirectly, to such Beneficial Owners. In addition, the trust shall pay to each such DTC participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each fund as shown on the records of DTC or its nominee. Payments by DTC participants to indirect DTC participants and Beneficial Owners of shares held through such DTC participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC participants.

The trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC participants or the relationship between such DTC participants and the indirect DTC participants and Beneficial Owners owning through such DTC participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the trust makes other arrangements with respect thereto satisfactory to the listing exchange.

Creation Units. The trust issues and redeems shares of each fund only in Creation Unit aggregations on a continuous basis through FDC, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A. Each Creation Unit consists of a block of 50,000 shares.

A "Business Day" with respect to each fund is any day on which the listing exchange or the NYSE is open for business. As of the date of the prospectus, the listing exchange and the NYSE observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday) (U.S.), Good Friday, Memorial Day, Independence Day (U.S.), Labor Day (U.S.), Thanksgiving Day (U.S.), and Christmas Day.

To be eligible to place orders to purchase a Creation Unit of each fund, an entity must be an "Authorized Participant" which is either (i) a "Participating Party," i.e., broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC), a clearing agency that is registered with the SEC (the Clearing Process); or (ii) a DTC participant, and, in each case, must have executed an agreement with FDC, with respect to creations and redemptions of Creation Units (Participant Agreement). All shares of each fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC participant.

Each fund reserves the right to adjust the prices of fund shares and the number of shares in a Creation Unit in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each fund.

Portfolio Deposit. The consideration for purchase of a Creation Unit generally consists of an in-kind deposit of a designated portfolio of securities (Deposit Securities) constituting a sampling representation of the stocks included in each fund's underlying index together with a deposit of a specified cash payment (Cash Component) computed as described herein. Alternatively, each fund may issue and redeem Creation Units in exchange for a specified all-cash payment (Cash Deposit). Together, the Deposit Securities and the Cash Component or, alternatively, the Cash Deposit, constitute the "Portfolio Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit. In the event each fund requires Deposit Securities and a Cash Component in consideration for purchasing a Creation Unit, the function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

FMRC, or its agent, makes available through FDC or the transfer agent (through the NSCC) on each Business Day, prior to the opening of trading on the listing exchange (currently 9:30 a.m. Eastern time), the list of the names and the required number of shares of each Deposit Security and the amount of the Cash Component (or Cash Deposit) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities and the amount of the Cash Component (or Cash Deposit) required for a Portfolio Deposit for each fund changes as rebalancing adjustments and corporate action events, such as stock dividends, splits, and rights issues, are reflected from time to time by FMRC with a view to the investment objective of each fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting each fund's underlying index. Each fund reserves the right to permit the substitution of an amount of cash (i.e., a cash in lieu amount) to replace any Deposit Security which may, among other reasons, not be available in sufficient quantity for delivery, not be eligible for transfer through the systems of DTC, the Federal Reserve System or the Clearing Process, not be permitted to be re-registered in the name of the trust as a result of an in-kind purchase order pursuant to local law or market convention, restricted under the securities laws or which may not be eligible for trading by an Authorized Participant or the investor for which it is acting. In such cases where a fund purchases portfolio securities with cash, the Authorized Participant will reimburse the fund for, among other things, any difference between the market value at which the securities were purchased by the fund and the cash in lieu amount (which amount, at FMRC's discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with a fund's acquisition of Deposit Securities will be at the expense of the fund and will affect the value of all shares of the fund; but FMRC may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. The adjustments described above will reflect changes, known to FMRC on the date of the announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the underlying index being tracked by each fund or resulting from certain corporate actions.

Procedures for Creation Unit Purchases. All purchase orders must be placed for one or more Creation Units. All orders to purchase Creation Units must be received by FDC or its agent no later than the closing time of regular trading hours on the listing exchange or the NYSE (ordinarily 4:00 p.m. Eastern time) (the Closing Time), or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) in the case of nonconforming orders, in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of each fund as next determined on such date after receipt of the order in proper form. A nonconforming order may be placed by an Authorized Participant in the event that a fund permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to FDC pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communications failure may impede the ability to reach FDC or an Authorized Participant.

All orders to purchase Creation Units shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, including payments of cash to pay the Cash Component, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders to purchase Creation Units should afford sufficient time to permit proper submission of the order to FDC or its agent prior to the applicable deadlines on the Transmittal Date. Authorized participants may ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Portfolio Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate and municipal securities) by an Authorized Participant that has executed a Participant Agreement. The Portfolio Deposit transfer must be ordered by the Authorized Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of each fund by no later than 1:00 p.m. Eastern time of the next Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will purchase and redeem Creation Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by each fund, whose determination shall be final and binding. For purchase orders composed solely of a Cash Component, the amount of cash equal to the Cash Component must be transferred directly to each fund's custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by each fund's custodian no later than 10:00 a.m. Eastern time on the next Business Day immediately following such Transmittal Date. An order to purchase Creation Units is deemed received by FDC on the Transmittal Date if (i) such order is received by FDC or its agent not later than 3:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if each fund's custodian does not receive the required Deposit Securities together with the associated Cash Component by 1:00 p.m. or, with respect to purchase orders composed solely of a Cash Component, the Cash Component by 10:00 a.m. on the next Business Day immediately following the Transmittal Date, such order will be deemed not in proper form and canceled. Upon written notice to FDC, such canceled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the next calculated NAV of each fund. The delivery of Creation Units so purchased will occur not later than the second (2nd) Business Day following the day on which the purchase order is deemed received by FDC.

FDC or its agent will inform the transfer agent, FMRC and each fund's custodian upon receipt of a purchase order. The custodian will then provide such information to the appropriate subcustodian. The custodian will cause the subcustodian to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the purchase transaction fee described below.

Once the trust has accepted a purchase order, the trust will confirm the issuance of a Creation Unit of a fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. FDC or its agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, FDC and FMRC will be notified of such delivery and the trust will issue and cause the delivery of the Creation Units.

Creation Units may be created in advance of receipt by each fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component (including any Transaction Fees), plus (ii) 105% of the market value of the undelivered Deposit Securities (Additional Cash Deposit). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m. Eastern time on such date and federal funds in the appropriate amount are deposited with each fund's custodian by 10:00 a.m. Eastern time the following Business Day. If the order is not placed in proper form by 3:00 p.m. or federal funds in the appropriate amount are not received by 10:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with each fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with each fund in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. In the sole discretion of each fund following the Business Day on which the order was received a fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to each fund for the costs incurred by each fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by FDC plus the brokerage and related transaction costs associated with such purchases and the Authorized Participant shall be liable to the fund for any shortfall between the cost to the fund of purchasing any missing Deposit Securities and the value of the collateral. Each fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by FDC or purchased by each fund and deposited into each fund.

Acceptance of Purchase Orders. Each fund reserves the absolute right to reject a purchase order transmitted to it by FDC if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of each fund; (iii) acceptance of the Deposit Securities would have certain adverse tax consequences to each fund; (iv) acceptance of the Portfolio Deposit would, in the opinion of the fund, be unlawful; (v) acceptance of the Portfolio Deposit would otherwise, in the discretion of each fund or FMRC, have an adverse effect on each fund or the rights of beneficial owners; or (vi) in the event that circumstances outside the control of each fund, make it impossible to process creation orders for all practical purposes. Examples of such circumstances include, without limitation, acts of God; public service or utility problems such as earthquakes, fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting each fund, FMRC, BFA, FDC, DTC, NSCC, the transfer agent, or any other participant in the purchase process, and similar extraordinary events. Each fund and FDC have the right to require information to determine beneficial share ownership for purposes of (ii) above should it so choose or to rely on a certification from a broker-dealer who is a member of the Financial Industry Regulatory Authority, Inc. as to the cost basis of Deposit Securities. If creations are on an in-kind basis, the fund further reserves the absolute right to reject or suspend an order transmitted to it by FDC and/or the transfer agent in respect of the fund if: (i) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; or (ii) for any other reasons as specified herein. FDC or the fund shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on the purchaser's behalf, of its rejection of the purchaser's order. Each fund, the transfer agent, and FDC are under no duty, however, to verify or give notification of any defects or irregularities in any written order or in the delivery of a Portfolio Deposit, nor shall any of them incur any liability for the failure to give any such notification.

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each fund through the transfer agent and only on a Business Day through an Authorized Participant that has entered into a Participant Agreement. Each fund will not redeem shares in amounts less than Creation Unit-size aggregations. Beneficial Owners must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by each fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

FMRC, through FDC or the transfer agent (through the NSCC) makes available immediately prior to the opening of trading on the listing exchange or the NYSE (currently 9:30 a.m. Eastern time) on each Business Day, the identity of the basket of securities (Fund Securities) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day for each fund.

The redemption proceeds for a Creation Unit may consist of Fund Securities - as announced by FMRC, or its agent, on the Business Day of the request for redemption received in proper form - plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of the request in proper form, and the value of the Fund Securities (Cash Redemption Amount), less a redemption transaction fee and any variable fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the shares being redeemed, a compensating cash payment to a fund equal to the differential plus the applicable redemption transaction fee is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, each fund will substitute a cash-in-lieu amount to replace any Fund Security that is a non-deliverable instrument. The amount of the cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security.

The right of redemption may be suspended or the date of payment postponed with respect to each fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of each fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Orders to redeem Creation Units must be delivered through an Authorized Participant. An order to redeem Creation Units is deemed received by each fund on the Transmittal Date if (i) such order is received in proper form by the transfer agent not later than the Closing Time (or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) for nonconforming orders) on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of each fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to each fund's custodian no later than 1:00 p.m., for the shares, and 3:00 p.m., for the Cash Redemption Amount, Eastern time on the next Business Day following such Transmittal Date (the DTC Cut-Off-Time); and (iii) all other procedures set forth in the Participant Agreement are properly followed. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received, which will generally be no more than seven (7) days after such request for redemption but may be up to fifteen days for funds that invest in foreign securities. In certain cases, Authorized Participants will redeem and purchase Creation Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

If each fund determines, based on information available to each fund when a redemption request is submitted by an Authorized Participant, that: (i) the short interest of each fund in the marketplace is greater than or equal to 100%; and (ii) the orders in the aggregate from all Authorized Participants redeeming shares on a Business Day represent 25% or more of the outstanding shares of each fund, such Authorized Participant will be required to verify to each fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to FDC, on behalf of each fund, at or prior to the closing time of regular trading on the listing exchange or the NYSE on the date such redemption request is submitted, FDC will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing fund shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105% of the value of the missing fund shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by each fund and marked to market daily, and that the fees of each fund and any sub-custodians in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit each fund to purchase the missing fund shares or acquire the Deposit Securities and the Balancing Amount underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to each fund of purchasing such shares, Deposit Securities or Balancing Amount and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Fidelity Service Company, Inc. (FSC) according to the procedures set forth in the section entitled "Valuation" computed on the Business Day on which a redemption order is deemed received by the transfer agent. Therefore, if a conforming redemption order in proper form is submitted to the transfer agent by an Authorized Participant not later than Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date, and the requisite number of shares of each fund are delivered to each fund's custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by FSC on such Transmittal Date. If, however, a conforming redemption order is submitted to the transfer agent by an Authorized Participant not later than the Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date but either (i) the requisite number of shares of each fund and the Cash Redemption Amount are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed as of the Closing Time on the Business Day that such order is deemed received by the transfer agent, i.e., the Business Day on which the shares of each fund are delivered through DTC to FDC by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, each fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of each fund next determined after the redemption request is received in proper from (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset each fund's brokerage and other transaction costs associated with the disposition of Fund Securities).

Redemption of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that each fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or a Beneficial Owner for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

Creation/Redemption Transaction Fees. The funds may impose a "Transaction Fee" on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by FMRC to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where the funds permit cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the funds of buying (or selling) those particular Deposit Securities. To the extent a purchase/redemption transaction consists of in-kind securities and/or cash, the standard fee applies and an additional transaction fee (up to the maximum amounts shown in the table below) may also be imposed. Each fund reserves the right to not impose the additional transaction fee or to vary the amount of the additional transaction fee, up to the maximum listed below, depending on the materiality of the fund's actual transaction costs incurred or where FDC believes that not imposing or varying the additional transaction fee would be in the fund's interest. Transaction fees associated with the redemption of Creation Units will not exceed 2% of the value of shares redeemed. Actual transaction costs may vary depending on the time of day an order is received or the nature of the securities. Investors bear the costs of transferring Fund Securities to/from each fund to/from their account or on their order. Every purchaser of a Creation Unit will receive a prospectus that contains disclosure about the Transaction Fees, including the maximum amount of the additional transaction fee charged by the funds.

The following table shows, as of July 31, 2019, the approximate value of one Creation Unit of the funds and sets forth the standard transaction fees and maximum additional transaction fees for creations and redemptions.

Name of Fund	Approximate Value of One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
Fidelity® MSCI Communication Services Index ETF	$1,250,000	$150	5.0%	2.0%
Fidelity® MSCI Consumer Discretionary Index ETF	$1,250,000	$1,075	5.0%	2.0%
Fidelity® MSCI Consumer Staples Index ETF	$1,250,000	$350	5.0%	2.0%
Fidelity® MSCI Energy Index ETF	$1,250,000	$500	5.0%	2.0%
Fidelity® MSCI Financials Index ETF	$1,250,000	$1,500	5.0%	2.0%
Fidelity® MSCI Health Care Index ETF	$1,250,000	$850	5.0%	2.0%
Fidelity® MSCI Industrials Index ETF	$1,250,000	$1,000	5.0%	2.0%
Fidelity® MSCI Information Technology Index ETF	$1,250,000	$1,200	5.0%	2.0%
Fidelity® MSCI Materials Index ETF	$1,250,000	$425	5.0%	2.0%
Fidelity® MSCI Real Estate Index ETF	$1,250,000	$425	5.0%	2.0%
Fidelity® MSCI Utilities Index ETF	$1,250,000	$275	5.0%	2.0%

* As a percentage of the cash amount invested or redeemed.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently.

Capital Gain Distributions. Unless your shares of a fund are held in a tax-advantaged retirement plan, each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

The following table shows a fund's aggregate capital loss carryforward as of July 31, 2019, which is available to offset future capital gains. A fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Fund Name	Fidelity® MSCI Communication Services Index ETF	Fidelity® MSCI Consumer Discretionary Index ETF	Fidelity® MSCI Consumer Staples Index ETF	Fidelity® MSCI Energy Index ETF
Capital Loss Carryforward (CLC)	$ 26,177,338	$16,737,151	$3,851,643	$38,254,432
Fund Name	Fidelity® MSCI Financials Index ETF	Fidelity® MSCI Health Care Index ETF	Fidelity® MSCI Industrials Index ETF	Fidelity® MSCI Information Technology Index ETF
Capital Loss Carryforward (CLC)	$ 10,437,292	$15,039,889	$5,458,790	$26,594,207
Fund Name	Fidelity® MSCI Materials Index ETF	Fidelity® MSCI Real Estate Index ETF	Fidelity® MSCI Utilities Index ETF
Capital Loss Carryforward (CLC)	$ 6,726,402	$11,343,825	$17,484,828

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Sales of Listed Shares. Gain or loss that is recognized on the sale of exchange-listed shares generally will be characterized as long-term capital gain or loss for shares that have been held for more than one year and as short-term capital gain or loss for shares that have been held for one year or less.

Purchase of Creation Units. The purchase of Creation Units generally will be a taxable event for the person who transfers securities in exchange for Creation Units but generally will not be a taxable event for the fund. The transferor will recognize gain or loss equal to the difference between (a) the sum of the fair market value of the Creation Units (which may differ from their NAV) and any Balancing Amount that is received and (b) the sum of the transferor's basis in the transferred securities, transaction fees and any Balancing Amount that is paid. The purchase of Creation Units may trigger application of the wash sale rules for federal tax purposes.

Redemption of Creation Units. The redemption of Creation Units generally will be a taxable event for the person who receives securities in exchange for Creation Units but generally will not be a taxable event for the fund. The recipient will recognize gain or loss equal to the difference between (a) the sum of the fair market value of the securities and any Cash Redemption Amount that is received and (b) the sum of the basis of the Creation Unit shares, transaction fees and any Cash Redemption Amount that is paid. The redemption of Creation Units may be treated as a wash sale for federal tax purposes.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. Because each fund does not currently anticipate that securities of foreign issuers or underlying regulated investment companies will constitute more than 50% of its total assets at the end of its fiscal year, or fiscal quarter, respectively, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function.  James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2018

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2018

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2018

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2018

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2018

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Trustee

Year of Election or Appointment: 2013

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2018

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2018

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2018

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 11 standing committees. The members of each committee are Independent Trustees. Advisory Board members may be invited to attend meetings of the committees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair and Mr. Thomas serving as Vice Chair. Mr. Wiley also serves as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended July 31, 2019, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of Messrs. Donahue (Chair), Dirks, Mauriello, and Thomas, and Ms. Small. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended July 31, 2019, the committee held six meetings.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Small (Chair), and Messrs. Dirks, Donahue, Lacy, and Wiley) and the Equity II Committee (composed of Messrs. Thomas (Chair), Lautenbach, Mauriello, and Smith). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended July 31, 2019, the Equity I Committee held seven meetings and the Equity II Committee held seven meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Thomas, and Wiley, and Ms. Small. Mr. Lautenbach may also attend Shareholder, Distribution and Brokerage Committee meetings. Regarding shareholder services, the committee considers the structure and amount of the funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder's fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended July 31, 2019, the committee held six meetings.

The Audit Committee is composed of Messrs. Mauriello (Chair), Donahue, Lacy, and Wiley. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers, (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' Treasurer, outside auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended July 31, 2019, the committee held four meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Dirks, Thomas, and Wiley. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended July 31, 2019, the committee held seven meetings.

The Compliance Committee is composed of Messrs. Lacy (Chair), Lautenbach, Mauriello, and Smith, and Ms. Small. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended July 31, 2019, the committee held four meetings.

The Proxy Voting Committee is composed of Messrs. Smith (Chair), Dirks, and Thomas, and Ms. Small. The committee reviews the fund's proxy voting policies, considers changes to the policies, and reviews the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended July 31, 2019, the committee held three meetings.

The Research Committee is composed of Messrs. Lacy (Chair), Thomas, and Wiley, and Ms. Small. The Committee's purpose is to assess the quality of the investment research available to FMR's investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR's internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR's research function. During the fiscal year ended July 31, 2019, the committee held seven meetings.

The Sector and ETF Committee is composed of Messrs. Wiley, Donahue, and Smith, with Mr. Wiley currently serving as the Chair. The committee assists the Board in acting independently of Fidelity by receiving and considering information related to the funds advised by SelectCo LLC (Sector Funds) and the exchange-traded funds (ETFs) advised by FMR, and recommends any appropriate policy changes. The committee also considers the services provided to the Sector Funds and ETFs by third-parties and non-investment management services provided to the Sector Funds and ETFs by Fidelity and its affiliates as well as issues bearing on the various distribution channels employed by the Sector Funds and ETFs. In particular, the committee will: (i) receive information on sales and redemptions of shares of the ETFs via creation units; (ii) receive updates on any sub-advisers engaged to manage assets of the ETFs; (iii) receive information on index providers to the Sector Funds and ETFs; and (iv) consider issues bearing on the business platform of the Sector Funds. During the fiscal year ended July 31, 2019, the committee held three meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2018.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	James C.Curvey
Fidelity® MSCI Communication Services Index ETF	none
Fidelity® MSCI Consumer Discretionary Index ETF	none
Fidelity® MSCI Consumer Staples Index ETF	none
Fidelity® MSCI Energy Index ETF	none
Fidelity® MSCI Financials Index ETF	none
Fidelity® MSCI Health Care Index ETF	none
Fidelity® MSCI Industrials Index ETF	none
Fidelity® MSCI Information Technology Index ETF	none
Fidelity® MSCI Materials Index ETF	none
Fidelity® MSCI Real Estate Index ETF	none
Fidelity® MSCI Utilities Index ETF	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J.Dirks	Donald F.Donahue	Alan J.Lacy	Ned C.Lautenbach
Fidelity® MSCI Communication Services Index ETF	none	none	none	none
Fidelity® MSCI Consumer Discretionary Index ETF	none	none	none	none
Fidelity® MSCI Consumer Staples Index ETF	none	none	none	none
Fidelity® MSCI Energy Index ETF	none	none	none	none
Fidelity® MSCI Financials Index ETF	none	none	none	none
Fidelity® MSCI Health Care Index ETF	none	none	none	none
Fidelity® MSCI Industrials Index ETF	none	none	none	none
Fidelity® MSCI Information Technology Index ETF	none	none	none	none
Fidelity® MSCI Materials Index ETF	none	none	none	none
Fidelity® MSCI Real Estate Index ETF	none	none	none	none
Fidelity® MSCI Utilities Index ETF	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	JosephMauriello	Cornelia M.Small	Garnett A.Smith	David M.Thomas
Fidelity® MSCI Communication Services Index ETF	none	none	none	none
Fidelity® MSCI Consumer Discretionary Index ETF	none	none	none	none
Fidelity® MSCI Consumer Staples Index ETF	none	none	none	none
Fidelity® MSCI Energy Index ETF	none	none	none	none
Fidelity® MSCI Financials Index ETF	none	none	none	none
Fidelity® MSCI Health Care Index ETF	none	none	none	none
Fidelity® MSCI Industrials Index ETF	none	none	none	none
Fidelity® MSCI Information Technology Index ETF	none	none	none	none
Fidelity® MSCI Materials Index ETF	none	none	none	none
Fidelity® MSCI Real Estate Index ETF	none	none	none	none
Fidelity® MSCI Utilities Index ETF	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E.Wiley
Fidelity® MSCI Communication Services Index ETF	none
Fidelity® MSCI Consumer Discretionary Index ETF	none
Fidelity® MSCI Consumer Staples Index ETF	none
Fidelity® MSCI Energy Index ETF	none
Fidelity® MSCI Financials Index ETF	none
Fidelity® MSCI Health Care Index ETF	none
Fidelity® MSCI Industrials Index ETF	none
Fidelity® MSCI Information Technology Index ETF	none
Fidelity® MSCI Materials Index ETF	none
Fidelity® MSCI Real Estate Index ETF	none
Fidelity® MSCI Utilities Index ETF	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended July 31, 2019, or calendar year ended December 31, 2018, as applicable.

Compensation Table(1)
AGGREGATE COMPENSATION FROM A FUND	Dennis J.Dirks(2)	Donald F.Donahue(3)	Vicki L.Fuller(4)	Alan J.Lacy(2)
Fidelity® MSCI Communication Services Index ETF	$ 99	$ 94	$84	$ 92
Fidelity® MSCI Consumer Discretionary Index ETF	$278	$264	$218	$257
Fidelity® MSCI Consumer Staples Index ETF	$176	$168	$145	$163
Fidelity® MSCI Energy Index ETF	$218	$208	$164	$202
Fidelity® MSCI Financials Index ETF	$529	$505	$394	$491
Fidelity® MSCI Health Care Index ETF	$627	$597	$502	$581
Fidelity® MSCI Industrials Index ETF	$183	$174	$140	$170
Fidelity® MSCI Information Technology Index ETF	$916	$872	$709	$849
Fidelity® MSCI Materials Index ETF	$85	$81	$63	$79
Fidelity® MSCI Real Estate Index ETF	$276	$263	$222	$256
Fidelity® MSCI Utilities Index ETF	$212	$202	$176	$197
TOTAL COMPENSATION FROM THE FUND COMPLEX(5)	$ 491,500	$ 456,833	$ 115,500	$ 449,500
AGGREGATE COMPENSATION FROM A FUND	Ned C.Lautenbach(2)	JosephMauriello(2)	Cornelia M.Small(2)	Garnett A.Smith
Fidelity® MSCI Communication Services Index ETF	$ 110	$ 102	$94	$94
Fidelity® MSCI Consumer Discretionary Index ETF	$310	$287	$263	$262
Fidelity® MSCI Consumer Staples Index ETF	$197	$182	$167	$167
Fidelity® MSCI Energy Index ETF	$243	$226	$207	$206
Fidelity® MSCI Financials Index ETF	$589	$547	$501	$499
Fidelity® MSCI Health Care Index ETF	$700	$648	$594	$593
Fidelity® MSCI Industrials Index ETF	$204	$189	$173	$173
Fidelity® MSCI Information Technology Index ETF	$1,020	$946	$867	$864
Fidelity® MSCI Materials Index ETF	$95	$88	$81	$80
Fidelity® MSCI Real Estate Index ETF	$308	$284	$261	$261
Fidelity® MSCI Utilities Index ETF	$237	$219	$201	$201
TOTAL COMPENSATION FROM THE FUND COMPLEX(5)	$ 545,000	$ 499,500	$ 462,000	$ 443,333
AGGREGATE COMPENSATION FROM A FUND	David M.Thomas(2)	Michael E.Wiley
Fidelity® MSCI Communication Services Index ETF	$98	$96
Fidelity® MSCI Consumer Discretionary Index ETF	$277	$270
Fidelity® MSCI Consumer Staples Index ETF	$175	$172
Fidelity® MSCI Energy Index ETF	$217	$212
Fidelity® MSCI Financials Index ETF	$528	$515
Fidelity® MSCI Health Care Index ETF	$625	$611
Fidelity® MSCI Industrials Index ETF	$182	$178
Fidelity® MSCI Information Technology Index ETF	$912	$891
Fidelity® MSCI Materials Index ETF	$85	$83
Fidelity® MSCI Real Estate Index ETF	$274	$269
Fidelity® MSCI Utilities Index ETF	$211	$207
TOTAL COMPENSATION FROM THE FUND COMPLEX(5)	$ 491,167	$ 469,500

(1)   James C. Curvey and Peter S. Lynch are interested persons and are compensated by Fidelity.

(2)  Mr. Dirks, Mr. Lacy, Mr. Lautenbach, Mr. Mauriello, Ms. Small, and Mr. Thomas each serves as a Trustee of Fidelity Covington Trust effective March 1, 2018.

(3)  Mr. Donahue served as a Member of the Advisory Board of Fidelity Covington Trust from October 1, 2015 through February 28, 2018. Mr. Donahue serves as a Trustee of Fidelity Covington Trust effective March 1, 2018.

(4)  Ms. Fuller serves as a Member of the Advisory Board of Fidelity Covington Trust effective October 1, 2018.

(5)   Reflects compensation received as of the calendar year ended December 31, 2018 for 281 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Donald F. Donahue, $247,681; Alan J. Lacy, $250,806; Ned C. Lautenbach, $311,939; Joseph Mauriello, $269,146; Cornelia M. Small, $175,000; Garnett A. Smith, $247,681; and Michael E. Wiley, $240,000.

As of October 25, 2019, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class's total outstanding shares, with respect to each fund.

As of October 25, 2019, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Fund Name	Owner Name	City	State	Ownership %
Fidelity® MSCI Communication Services Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	43.73%
Fidelity® MSCI Communication Services Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	37.22%
Fidelity® MSCI Consumer Discretionary Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	59.78%
Fidelity® MSCI Consumer Discretionary Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	24.08%
Fidelity® MSCI Consumer Staples Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	64.54%
Fidelity® MSCI Consumer Staples Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	21.98%
Fidelity® MSCI Energy Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	79.10%
Fidelity® MSCI Energy Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	7.15%
Fidelity® MSCI Financials Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	70.32%
Fidelity® MSCI Financials Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	8.74%
Fidelity® MSCI Health Care Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	68.66%
Fidelity® MSCI Health Care Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	16.34%
Fidelity® MSCI Industrials Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	68.89%
Fidelity® MSCI Industrials Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	11.57%
Fidelity® MSCI Information Technology Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	67.57%
Fidelity® MSCI Information Technology Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	14.75%
Fidelity® MSCI Materials Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	70.00%
Fidelity® MSCI Materials Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	9.33%
Fidelity® MSCI Real Estate Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	78.17%
Fidelity® MSCI Real Estate Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	7.51%
Fidelity® MSCI Utilities Index ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	72.99%
Fidelity® MSCI Utilities Index ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	9.99%

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Johnson family, including Abigail P. Johnson, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

BFA, a registered investment adviser under the Investment Advisors Act of 1940, is a California corporation and an indirectly wholly-owned subsidary of BlackRock, Inc.

BFA, FMRC, FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services.

FMRC and the funds are seeking an exemptive order from the SEC that will permit FMRC, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated and affiliated sub-advisers without obtaining shareholder approval of such agreements. The funds' initial sole shareholder has approved the funds' use of this exemptive order once issued by the SEC and the funds and FMRC intend to rely on the exemptive order when issued without seeking additional shareholder approval. Subject to oversight by the Board of Trustees, FMRC has the ultimate responsibility to oversee the funds' sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.

Management and Sub-Advisory Services. FMRC provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMRC, and compensates all personnel of each fund or FMRC performing services relating to research, statistical and investment activities.

In addition, FMRC or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

BFA serves as sub-adviser of each fund. Under its management contract with each fund, FMRC acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, BFA directs the investments of each fund in accordance with its investment objective, policies, and limitations.

Management-Related Expenses. Under the terms of each fund's management contract, FMRC, either itself or through an affiliate, is responsible for payment of all operating expenses of the fund with limited exceptions. Specific expenses payable by FMRC include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor, and interested Trustees, a fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund's management contract further provides that FMRC will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. FMRC also pays all fees associated with the transfer agency services and pricing and bookkeeping services agreements.

FMRC pays all other expenses of a fund with the following exceptions: fees and expenses of the Independent Trustees, interest, taxes, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Management Fees.

For the services of FMRC under each management contract, each fund pays FMRC a monthly management fee at the annual rate of 0.084% of its average net assets throughout the month. The management fee paid to FMRC by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

Effective February 1, 2019, FMRC serves as the funds' manager. SelectCo served as the funds' manager prior to February 1, 2019. The following table shows the amount of management fees paid by a fund to SelectCo for the period August 1, 2018 to January 31, 2019 and the fiscal years ended July 31, 2018 and 2017, and the amount of management fees paid by a fund to FMRC for the period February 1, 2019 to July 31, 2019.

Fund	Fiscal Years Ended July 31	Management Fees Paid to Investment Adviser
Fidelity® MSCI Communication Services Index ETF	2019	$213,621
	2018	$96,278
	2017	$110,799
Fidelity® MSCI Consumer Discretionary Index ETF	2019	$561,999
	2018	$355,185
	2017	$211,128
Fidelity® MSCI Consumer Staples Index ETF	2019	$370,524
	2018	$241,042
	2017	$224,975
Fidelity® MSCI Energy Index ETF	2019	$425,918
	2018	$427,596
	2017	$376,109
Fidelity® MSCI Financials Index ETF	2019	$1,034,862
	2018	$1,084,029
	2017	$490,453
Fidelity® MSCI Health Care Index ETF	2019	$1,276,833
	2018	$841,300
	2017	$539,375
Fidelity® MSCI Industrials Index ETF	2019	$366,847
	2018	$391,353
	2017	$218,173
Fidelity® MSCI Information Technology Index ETF	2019	$1,857,075
	2018	$1,334,313
	2017	$559,689
Fidelity® MSCI Materials Index ETF	2019	$168,788
	2018	$233,933
	2017	$141,338
Fidelity® MSCI Real Estate Index ETF	2019	$575,316
	2018	$323,998
	2017	$201,722
Fidelity® MSCI Utilities Index ETF	2019	$454,500
	2018	$244,993
	2017	$196,474

FMRC may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. FMRC retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Sub-Adviser - BFA. Each fund and FMRC have entered into a sub-advisory and ETF services agreement with BFA. Pursuant to the agreement, FMRC has granted BFA investment management authority as well as the authority to buy and sell securities. Under the terms of the sub-advisory and ETF services agreement, FMRC, and not the funds, pays BFA’s fees. The fees paid to BFA pursuant to the agreement include payment for all services provided to the funds sub-advised by BFA with services provided by BFA or a third-party retained by FMRC, including investment management, administration, pricing and bookkeeping, transfer agency and custody.

Portfolio Manager Compensation - BFA.

BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Mses. Aguirre, Hsui and Whitelaw and Messrs. Mason and Savage is not measured against a specific benchmark.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($280,000 for 2019). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of the Fund are not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

The following table provides information relating to other accounts managed by Ms. Aguirre as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	321	162	138
Number of Accounts Managed with Performance-Based Advisory Fees	None	11	112
Assets Managed (in millions)	$1,303,025	$610,318	$548,666
Assets Managed with Performance-Based Advisory Fees (in millions)	None	$9,448	$190,403

*Includes Fidelity® MSCI Communication Services Index ETF ($374 (in millions) assets managed), Fidelity® MSCI Consumer Discretionary Index ETF ($728 (in millions) assets managed), Fidelity® MSCI Consumer Staples Index ETF ($548 (in millions) assets managed), Fidelity® MSCI Energy Index ETF ($467 (in millions) assets managed), Fidelity® MSCI Financials Index ETF ($1,143 (in millions) assets managed), Fidelity® MSCI Health Care Index ETF ($1,557 (in millions) assets managed), Fidelity® MSCI Industrials Index ETF ($454 (in millions) assets managed), Fidelity® MSCI Information Technology Index ETF ($2,571 (in millions) assets managed), Fidelity® MSCI Materials Index ETF ($199 (in millions) assets managed), Fidelity® MSCI Real Estate Index ETF ($844 (in millions) assets managed), and Fidelity® MSCI Utilities Index ETF ($733 (in millions) assets managed). The amount of assets managed of each fund reflects trades and other assets as of the close of the business day prior to each fund's fiscal year-end.

As of July 31, 2019, the dollar range of shares of all funds beneficially owned by Ms. Aguirre was none.

The following table provides information relating to other accounts managed by Ms. Hsui as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	267	57	36
Number of Accounts Managed with Performance-Based Advisory Fees	None	1	25
Assets Managed (in millions)	$ 1,257,603	$67,952	$26,448
Assets Managed with Performance-Based Advisory Fees (in millions)	None	$837	$22,017

*Includes Fidelity® MSCI Communication Services Index ETF ($374 (in millions) assets managed), Fidelity® MSCI Consumer Discretionary Index ETF ($728 (in millions) assets managed), Fidelity® MSCI Consumer Staples Index ETF ($548 (in millions) assets managed), Fidelity® MSCI Energy Index ETF ($467 (in millions) assets managed), Fidelity® MSCI Financials Index ETF ($1,143 (in millions) assets managed), Fidelity® MSCI Health Care Index ETF ($1,557 (in millions) assets managed), Fidelity® MSCI Industrials Index ETF ($454 (in millions) assets managed), Fidelity® MSCI Information Technology Index ETF ($2,571 (in millions) assets managed), Fidelity® MSCI Materials Index ETF ($199 (in millions) assets managed), Fidelity® MSCI Real Estate Index ETF ($844 (in millions) assets managed), and Fidelity® MSCI Utilities Index ETF ($733 (in millions) assets managed). The amount of assets managed of each fund reflects trades and other assets as of the close of the business day prior to each fund's fiscal year-end.

As of July 31, 2019, the dollar range of shares of all funds beneficially owned by Ms. Hsui was none.

The following table provides information relating to other accounts managed by Mr. Mason as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	310	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$1,305,592	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

*Includes Fidelity® MSCI Communication Services Index ETF ($374 (in millions) assets managed), Fidelity® MSCI Consumer Discretionary Index ETF ($728 (in millions) assets managed), Fidelity® MSCI Consumer Staples Index ETF ($548 (in millions) assets managed), Fidelity® MSCI Energy Index ETF ($467 (in millions) assets managed), Fidelity® MSCI Financials Index ETF ($1,143 (in millions) assets managed), Fidelity® MSCI Health Care Index ETF ($1,557 (in millions) assets managed), Fidelity® MSCI Industrials Index ETF ($454 (in millions) assets managed), Fidelity® MSCI Information Technology Index ETF ($2,571 (in millions) assets managed), Fidelity® MSCI Materials Index ETF ($199 (in millions) assets managed), Fidelity® MSCI Real Estate Index ETF ($844 (in millions) assets managed), and Fidelity® MSCI Utilities Index ETF ($733 (in millions) assets managed). The amount of assets managed of each fund reflects trades and other assets as of the close of the business day prior to each fund's fiscal year-end.

As of July 31, 2019, the dollar range of shares of all funds beneficially owned by Mr. Mason was none.

The following table provides information relating to other accounts managed by Mr. Savage as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	325	89	4
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	1
Assets Managed (in millions)	$1,307,876	$16,447	$760
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	$541

*Includes Fidelity® MSCI Communication Services Index ETF ($374 (in millions) assets managed), Fidelity® MSCI Consumer Discretionary Index ETF ($728 (in millions) assets managed), Fidelity® MSCI Consumer Staples Index ETF ($548 (in millions) assets managed), Fidelity® MSCI Energy Index ETF ($467 (in millions) assets managed), Fidelity® MSCI Financials Index ETF ($1,143 (in millions) assets managed), Fidelity® MSCI Health Care Index ETF ($1,557 (in millions) assets managed), Fidelity® MSCI Industrials Index ETF ($454 (in millions) assets managed), Fidelity® MSCI Information Technology Index ETF ($2,571 (in millions) assets managed), Fidelity® MSCI Materials Index ETF ($199 (in millions) assets managed), Fidelity® MSCI Real Estate Index ETF ($844 (in millions) assets managed), and Fidelity® MSCI Utilities Index ETF ($733 (in millions) assets managed). The amount of assets managed of each fund reflects trades and other assets as of the close of the business day prior to each fund's fiscal year-end.

As of July 31, 2019, the dollar range of shares of all funds beneficially owned by Mr. Savage was none.

The following table provides information relating to other accounts managed by Ms. Whitelaw as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	269	97	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$1,217,823	$31,352	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

*Includes Fidelity® MSCI Communication Services Index ETF ($374 (in millions) assets managed), Fidelity® MSCI Consumer Discretionary Index ETF ($728 (in millions) assets managed), Fidelity® MSCI Consumer Staples Index ETF ($548 (in millions) assets managed), Fidelity® MSCI Energy Index ETF ($467 (in millions) assets managed), Fidelity® MSCI Financials Index ETF ($1,143 (in millions) assets managed), Fidelity® MSCI Health Care Index ETF ($1,557 (in millions) assets managed), Fidelity® MSCI Industrials Index ETF ($454 (in millions) assets managed), Fidelity® MSCI Information Technology Index ETF ($2,571 (in millions) assets managed), Fidelity® MSCI Materials Index ETF ($199 (in millions) assets managed), Fidelity® MSCI Real Estate Index ETF ($844 (in millions) assets managed), and Fidelity® MSCI Utilities Index ETF ($733 (in millions) assets managed). The amount of assets managed of each fund reflects trades and other assets as of the close of the business day prior to each fund's fiscal year-end.

As of July 31, 2019, the dollar range of shares of all funds beneficially owned by Ms. Whitelaw was none.

PROXY VOTING GUIDELINES

As an investment adviser, BFA holds voting authority for securities in many of the client accounts that it manages. BFA takes seriously its responsibility to monitor corporate events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (including shareholders of ETFs for which it serves as adviser or sub-adviser). The purposes of these proxy voting policies are to (1) establish a framework for BFA's analysis and decision-making with respect to proxy voting and to (2) set forth operational procedures for BFA's exercise of proxy voting authority.

Sub-Adviser(s):

Proxy voting policies and procedures are used by a sub-adviser to determine how to vote proxies relating to the securities held by its allocated portion of the fund's assets. The proxy voting policies and procedures used by a sub-adviser are described below.

Proxy Voting - BFA.

As an investment adviser, BFA holds voting authority for securities in many of the client accounts that it manages. BFA takes seriously its responsibility to monitor corporate events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (including shareholders of ETFs for which it serves as adviser or sub-adviser). The purposes of these proxy voting policies are to (1) establish a framework for BFA’s analysis and decision-making with respect to proxy voting and to (2) set forth operational procedures for BFA’s exercise of proxy voting authority.

The proxy voting guidelines of BFA, the investment sub-adviser to each fund have been adopted for each fund. The funds have delegated to BFA the responsibility for voting proxies on the portfolio securities held by each fund. The remainder of this section discusses each fund's proxy voting guidelines and BFA's role in implementing such guidelines.

BFA votes (or refrains from voting) proxies for each fund in a manner that BFA, in the exercise of its independent business judgment, concludes is in the best economic interests of each fund. In some cases, BFA may determine that it is in the best economic interests of each fund to refrain from exercising each fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BFA's approach is also driven by each fund's economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue-producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BFA recalling loaned securities in order to ensure they are voted. Periodically, BFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of each fund. BFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to each fund, each fund's affiliates (if any), BFA or BFA's affiliates. When voting proxies, BFA attempts to encourage issuers to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

Each fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

When a director has committed himself or herself to service on more than four public company boards (but no more than six public company boards in most circumstances), the fund will consider such director's individual circumstances in determining whether the director will be able to commit sufficient focus and time to a particular company;

• Each fund generally defers to an issuer's choice of auditors so long as the corporate auditors represent the interests of shareholders and provide an independent view of the propriety of financial reporting decisions of management;

• Each fund generally favors disclosure of a company's compensation and benefits policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a company's board of directors;

• Each fund generally expects to support capital structure requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive;

• Each fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and each fund investing in such issuer; and

• Each fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and each fund, each fund's affiliates (if any), BFA or BFA's affiliates (if any) from having undue influence on BFA's proxy voting activity. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BFA with instructions as to how to vote such proxies. In the latter case, BFA votes the proxy in accordance with the independent fiduciary's determination.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMRC. The principal business address of FDC is 900 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMRC.

The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds, and/or FMRC to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

The Plan adopted for each fund is described in the prospectus.

Under each Plan, if the payment of management fees by the fund to FMRC is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. While each fund will not make direct payments for distribution or shareholder support services, each Plan specifically recognizes that FMRC may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, each Plan provides that FMRC, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMRC under its management contract with the fund. To the extent that each Plan gives FMRC and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMRC, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

FDC may also enter into agreements with securities dealers who will solicit purchases of Creation Units. Such securities dealers may also be Authorized Participants, DTC Participants, and or investor services organizations.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agency and service agreement with State Street Bank and Trust Company (State Street), which is located at One Heritage Drive, Floor 1, North Quincy, Massachusetts, 02171. Under the terms of the agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend and disbursing agent.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMRC (or an agent, including an affiliate), which is located at 245 Summer Street, Boston, Massachusetts, 02210. Under the terms of the agreement, FSC (or an agent, including an affiliate) provides certain pricing and bookkeeping services for each fund and administers each fund's securities lending program. FSC has entered into a sub-administration agreement with State Street. Under the agreement, State Street (or an agent, including an affiliate) provides various fund accounting and fund administration services, including preparation of financial information for shareholder reports and tax services, for each fund.

FMRC bears the cost of services under these agreements under the terms of its management contract with each fund.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity® MSCI Communication Services Index ETF, Fidelity® MSCI Consumer Discretionary Index ETF, Fidelity® MSCI Consumer Staples Index ETF, Fidelity® MSCI Energy Index ETF, Fidelity® MSCI Financials Index ETF, Fidelity® MSCI Health Care Index ETF, Fidelity® MSCI Industrials Index ETF, Fidelity® MSCI Information Technology Index ETF, Fidelity® MSCI Materials Index ETF, Fidelity® MSCI Real Estate Index ETF, and Fidelity® MSCI Utilities Index ETF are funds of Fidelity Covington Trust, an open-end management investment company created under an initial declaration of trust dated May 10, 1995. On December 1, 2018, Fidelity® MSCI Communication Services Index ETF changed its name from Fidelity® MSCI Telecommunication Services Index ETF to Fidelity® MSCI Communication Services Index ETF. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of a fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMRC believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions. JPMorgan Chase Bank, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, a Fidelity® fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR or an affiliate. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings daily on www.fidelity.com.

Daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of each fund will be provided as frequently as daily to each fund's service providers to facilitate the provision of services to each fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units. Each business day prior to the opening of the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each fund will be provided for dissemination through the facilities of the NSCC; through other fee-based services to NSCC members; subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading fund shares in the secondary market. In addition to making PCFs available to the NSCC, each fund will disclose the PCF or portions thereof as frequently as daily on www.fidelity.com.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of a fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of a fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country and (iv) the volatility characteristics of a fund.

FMR’s Disclosure Policy Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any Fidelity fund prior to such fund’s public disclosure of its portfolio holdings and (ii) Fidelity has made a good faith determination that the requested information is not material given the particular facts and circumstances. Fidelity may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.

Disclosure of non-public portfolio holdings information for a Fidelity fund’s portfolio may only be provided pursuant to the guidelines below.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR, a sub-adviser, or their affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Bloomberg, L.P. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended July 31, 2019, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2019 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Fund	Ticker
Fidelity® Dividend ETF for Rising Rates	FDRR
Fidelity® High Dividend ETF	FDVV
Fidelity® Low Volatility Factor ETF	FDLO
Fidelity® Momentum Factor ETF	FDMO
Fidelity® Quality Factor ETF	FQAL
Fidelity® Small-Mid Factor ETF	FSMD
Fidelity® Value Factor ETF	FVAL

Funds of Fidelity Covington Trust

STATEMENT OF ADDITIONAL INFORMATION

Principal U.S. Listing Exchange: NYSE Arca, Inc.

November 29, 2019

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated November 29, 2019, or an annual report, please call Fidelity at 1-800-FIDELITY or visit Fidelity’s web site at www.fidelity.com.

CPF-PTB-1119
1.9870687.105

245 Summer Street, Boston, MA 02210

TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE FUND(S)
INVESTMENT POLICIES AND LIMITATIONS
EXCHANGE TRADED FUND RISKS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING AND SELLING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
SECURITIES LENDING
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

GENERAL DESCRIPTION OF THE FUND(S)

Each fund is an exchange-traded fund that seeks to provide investment results that correspond to the returns of a specific index. Each fund issues and redeems shares on a continuous basis at net asset value per share (NAV) in aggregations of a specified number of shares called "Creation Units." Creation Units generally are issued in exchange for a basket of securities included in a fund's index (Deposit Securities), together with the deposit of a specified cash payment (Balancing Amount). Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares' NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each fund (other than Fidelity® Small-Mid Factor ETF) consists of a block of 50,000 shares. A Creation Unit of Fidelity® Small-Mid Factor ETF consists of a block of 100,000 shares. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from a fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

Each fund reserves the right to offer a "cash" option for creations and redemptions of shares under certain circumstances. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the trust cash at least equal to 105% and up to 115% of the market value of the missing Deposit Securities (see the section entitled "Buying and Selling Information"). In each instance of such cash creations or redemptions, a transaction fee will be imposed (see the section entitled "Creation/Redemption Transaction Fees"). In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (SEC) applicable to management investment companies offering redeemable securities.

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund (other than Fidelity® Small-Mid Factor ETF):

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

For Fidelity® Small-Mid Factor ETF:

The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than Fidelity® Small-Mid Factor ETF):

The fund may invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.

For purposes of the fund's concentration limitation discussed above, securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities are not considered to be issued by members of any industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR Co., Inc. (FMRC) looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, FMRC looks through to the holdings of the central fund.

For Fidelity® Small-Mid Factor ETF:

The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the fund’s index concentrates in the securities of issuers in a particular industry.

For purposes of the fund's concentration limitation discussed above, securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities are not considered to be issued by members of any industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMRC looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, FMRC looks through to the holdings of the central fund.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMRC or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMRC or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For a fund's policies and limitations on futures, options, and swap transactions, as applicable, see "Investment Policies and Limitations - Futures, Options, and Swaps."

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions.  A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds  are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity® fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks of shares often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF that tracks an index is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions.  A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through payments in U.S. dollars rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Funds' Rights as Investors.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund's proxy voting guidelines are included in its SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The policies and limitations regarding the funds' investments in futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in price increases and, if a call writer does not hold the underlying instrument, a call writer's loss is theoretically unlimited.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay a fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, a fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.  A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Investments   means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Difficulty in selling or disposing of illiquid investments may result in a loss or may be costly to a fund. Illiquid securities may include (1) repurchase agreements maturing in more than seven days without demand/redemption features, (2) OTC options and certain other derivatives, (3) private placements, (4) securities traded on markets and exchanges with structural constraints, and (5) loan participations.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser classifies the liquidity of the fund's investments and monitors the extent of funds’ illiquid investments.

Various market, trading and investment-specific factors may be considered in determining the liquidity of a fund's investments including, but not limited to (1) the existence of an active trading market, (2) the nature of the security and the market in which it trades, (3) the number, diversity, and quality of dealers and prospective purchasers in the marketplace, (4) the frequency, volume, and volatility of trade and price quotations, (5) bid-ask spreads, (6) dates of issuance and maturity, (7) demand, put or tender features, and (8) restrictions on trading or transferring the investment.

Fidelity classifies certain investments as illiquid based upon these criteria. Fidelity also monitors for certain market, trading and investment-specific events that may cause Fidelity to re-evaluate an investment’s liquidity status and may lead to an investment being classified as illiquid. In addition, Fidelity uses a third-party to assist with the liquidity classifications of the fund’s investments, which includes calculating the time to sell and settle a specified size position in a particular investment without the sale significantly changing the market value of the investment.

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Real Estate Investment Trusts (REITs).   Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities (including Private Placements)   are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities, including private placements of private and public companies, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate, National Financial Services LLC (NFS). Fidelity® funds for which Geode Capital Management, LLC (Geode) serves as sub-adviser will not lend securities to Geode or its affiliates. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

The Fidelity® funds have retained agents, including NFS, an affiliate of the funds, to act as securities lending agent. If NFS acts as securities lending agent for a fund, it is subject to the overall supervision of the fund’s adviser, and NFS will administer the lending program in accordance with guidelines approved by the fund’s Trustees.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

A fund's ability to invest in securities of other investment companies may be limited by federal securities laws. To the extent a fund acquires securities issued by unaffiliated investment companies, the Adviser's access to information regarding such underlying fund's portfolio may be limited and subject to such fund's policies regarding disclosure of fund holdings.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box"  are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

EXCHANGE TRADED FUND RISKS

Continuous Offering. The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a fund on an ongoing basis, at any point a "distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Fidelity Distributors Corporation (FDC), each fund's distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters," but are effecting transactions in shares of a fund, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of each fund are reminded that, under Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Listing and Trading. Shares of each fund have been approved for listing and trading on an exchange. Each fund's shares trade on an exchange at prices that may differ to some degree from their NAV. The listing exchange may remove each fund's shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of each fund, there are fewer than 50 beneficial owners of each fund's shares for 30 or more consecutive trading days; (ii) the indicative optimized portfolio value of a fund is no longer calculated or available; or (iii) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on the exchange inadvisable. The listing exchange will remove each fund's shares from listing and trading upon termination of the trust. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of each fund's shares will continue to be met.

As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that such a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of each fund's shares will be adversely affected if trading markets for each fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by Geode pursuant to authority contained in the management contract and the sub-advisory agreement.

Geode may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in shares of open-end investment companies (including any underlying central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review Geode's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMRC) to execute a fund's portfolio transactions, Geode considers factors deemed relevant in the context of a particular trade and in regard to Geode's overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best qualitative execution, Geode may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Geode also may select a broker that charges more than the lowest commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMRC) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Geode.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Geode may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Geode's own research activities in providing investment advice to the funds.

Execution Services.  In addition, products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Geode may use commission dollars to obtain certain products or services that are not used exclusively in Geode's investment decision-making process (mixed-use products or services). In those circumstances, Geode will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Geode.  Geode's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Geode receives are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

Geode's Decision-Making Process.  Before causing a fund to pay a particular level of compensation, Geode will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Geode, viewed in terms of the particular transaction for the fund or Geode's overall responsibilities to the fund or other investment companies and investment accounts. While Geode may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Geode nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Geode in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Geode.

Affiliated Transactions

Geode may place trades with certain brokers, including NFS and Luminex Trading & Analytics LLC (Luminex), with whom FMRC is under common control, provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity® funds, investment decisions for each fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Orders for funds and investment accounts are not typically combined or "blocked". However, Geode may, when feasible and when consistent with the fair and equitable treatment of all funds and investment accounts and best execution, block orders of various funds and investment accounts for order entry and execution.

Geode has established allocation policies for its various funds and investment accounts to ensure allocations are appropriate given its clients' differing investment objectives and other considerations. When the supply/demand is insufficient to satisfy all outstanding trade orders, generally the amount executed is distributed among participating funds and investment accounts based on account asset size (for purchases and short sales), and security position size (for sales and covers), or otherwise according to the allocation policies. These policies also apply to initial public and secondary offerings. Generally, allocations are determined by traders, independent of portfolio managers, in accordance with these policies. Allocations are determined and documented on trade date.

Geode's trade allocation policies identify circumstances under which it is appropriate to deviate from the general allocation criteria and describe the alternative procedures. For example, if a standard allocation would result in a fund or investment account receiving a very small allocation (e.g., because of its small asset size), the fund or investment account may receive an increased allocation to achieve a more meaningful allocation, or it may receive no allocation. Generally, any exceptions to Geode's policies (i.e., special allocations) must be approved by senior investment or trading personnel, reviewed by the compliance department, and documented.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows each fund's portfolio turnover rate for the fiscal periods ended July 31, 2019 and 2018. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders and/or market conditions.

Turnover Rates	2019	2018
Fidelity® Dividend ETF for Rising Rates	35%	38%
Fidelity® High Dividend ETF	50%	53%
Fidelity® Low Volatility Factor ETF	36%	31%
Fidelity® Momentum Factor ETF	133%	125%
Fidelity® Quality Factor ETF	29%	30%
Fidelity® Small-Mid Factor ETF	2%	--(1)
Fidelity® Value Factor ETF	31%	38%

(1)   Fund commenced operations on February 26, 2019.

During the fiscal year ended July 31, 2019, each fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by a fund as of the fiscal year ended July 31, 2019.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Fidelity® Dividend ETF for Rising Rates	Fidelity® Cash Central Fund	$553,733
	JPMorgan Chase & Co.	$8,324,624
Fidelity® High Dividend ETF	JPMorgan Chase & Co.	$10,859,804
	Fidelity® Cash Central Fund	$856,430
Fidelity® Low Volatility Factor ETF	Fidelity® Cash Central Fund	$363,850
Fidelity® Momentum Factor ETF	JPMorgan Chase & Co.	$2,263,276
	Fidelity® Cash Central Fund	$156,080
Fidelity® Quality Factor ETF	Fidelity® Cash Central Fund	$152,925
Fidelity® Small-Mid Factor ETF(1)	Virtu Americas LLC	$8,672
Fidelity® Value Factor ETF	JPMorgan Chase & Co.	$2,638,884
	Citigroup, Inc.	$1,552,284
	Fidelity® Cash Central Fund	$134,194
	Morgan Stanley	$954,564

(1)   Fund commenced operations on February 26, 2019.

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended July 31, 2019 and 2018 and the fiscal period September 12, 2016 to July 31, 2017. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Fidelity® Dividend ETF for Rising Rates	July 31
	2019	$18,783	0.00%
	2018	$577	0.00%
	2017	$6,899	0.01%
Fidelity® High Dividend ETF	July 31
	2019	$20,867	0.00%
	2018	$207	0.00%
	2017	$4,149	0.01%
Fidelity® Low Volatility Factor ETF	July 31
	2019	$3,414	0.00%
	2018	$293	0.00%
	2017	$395	0.00%
Fidelity® Momentum Factor ETF	July 31
	2019	$8,045	0.00%
	2018	$2,080	0.00%
	2017	$1,713	0.01%
Fidelity® Quality Factor ETF	July 31
	2019	$2,770	0.00%
	2018	$435	0.00%
	2017	$585	0.00%
Fidelity® Small-Mid Factor ETF(1)	July 31
	2019	$11	0.00%
	2018	--	--
	2017	--	--
Fidelity® Value Factor ETF	July 31
	2019	$3,104	0.00%
	2018	$1,014	0.00%
	2017	$979	0.00%

(1)   Fund commenced operations on February 26, 2019.

During the fiscal year ended July 31, 2019, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended June 30, 2019, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

The NAV is the value of a single share. NAV is computed by adding the value of a fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The value of fund shares bought and sold in the secondary market is driven by market price. The price of these shares, like the price of all traded securities, is subject to factors such as supply and demand, as well as the current value of the portfolio securities held by a fund. Secondary market shares, available for purchase or sale on an intraday basis, do not have a fixed relationship either to the previous day's NAV nor the current day's NAV. Prices in the secondary market, therefore, may be below, at, or above the most recently calculated NAV of such shares.

In order to provide investors with a basis to gauge whether the market price of the shares on the listing exchange is approximately consistent with the current value of the assets of the fund on a per share basis, an updated value of the fund’s shares is disseminated intraday (“IIV” and also known as the Indicative Optimized Portfolio Value) through the facilities of ICE Data Indices, LLC. IIVs are disseminated every 15 seconds throughout the trading day. The fund is not involved in, or responsible for, the calculation or dissemination of the IIVs and makes no warranty as to their accuracy.

The IIV has a securities component and a cash component reflecting cash and other assets that may be held by the fund. The securities values included in the IIV are the values of the Deposit Securities (as defined below under the heading "Buying and Selling Information-Portfolio Deposit") for the fund. While the IIV reflects the approximate current value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the fund at a particular point in time because the current portfolio of the fund may include securities that are not a part of the current Deposit Securities. Therefore, the fund's IIV disseminated during the listing exchange's trading hours should not be viewed as a real-time update of the fund's NAV, which is calculated only once a day. The IIV is generally determined by using current market quotations or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the fund. The quotations of certain fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States and thus may not reflect the current fair value of those securities.

The cash component included in the IIV could consist of estimated accrued interest, dividends and other income, less expenses. If applicable, the IIV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (the Committee) to fulfill these responsibilities.

Shares of open-end investment companies (including any underlying central funds) held by a fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying central fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. A fund's adviser engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of regular trading on the listing exchange or the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Each fund's adviser reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING AND SELLING INFORMATION

Book-Entry Only System. The Depository Trust Company (DTC) acts as securities depository for the shares. Shares of each fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among DTC participants in such securities through electronic book-entry changes in accounts of the DTC participants, thereby eliminating the need for physical movement of securities certificates. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly.

Beneficial ownership of shares is limited to DTC participants and persons holding interests through DTC participants. Ownership of beneficial interests in shares (owners of beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC participants) and on the records of DTC participants (with respect to indirect DTC participants and Beneficial Owners that are not DTC participants). Beneficial Owners will receive from or through a DTC participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the trust and DTC, DTC is required to make available to the trust upon request and for a fee to be charged to the trust a listing of the shares of each fund held by each DTC participant. The trust shall inquire of each such DTC participant as to the number of Beneficial Owners holding fund shares, directly or indirectly, through such DTC participant. The trust shall provide each such DTC participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC participant, directly or indirectly, to such Beneficial Owners. In addition, the trust shall pay to each such DTC participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each fund as shown on the records of DTC or its nominee. Payments by DTC participants to indirect DTC participants and Beneficial Owners of shares held through such DTC participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC participants.

The trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC participants or the relationship between such DTC participants and the indirect DTC participants and Beneficial Owners owning through such DTC participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the trust makes other arrangements with respect thereto satisfactory to the listing exchange.

Creation Units. The trust issues and redeems shares of each fund only in Creation Unit aggregations on a continuous basis through FDC, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A. For each fund (other than Fidelity® Small-Mid Factor ETF), each Creation Unit consists of a block of 50,000 shares. For Fidelity® Small-Mid Factor ETF, each Creation Unit consists of a block of 100,000 shares.

A "Business Day" with respect to each fund is any day on which the listing exchange or the NYSE is open for business. As of the date of the prospectus, the listing exchange and the NYSE observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday) (U.S.), Good Friday, Memorial Day, Independence Day (U.S.), Labor Day (U.S.), Thanksgiving Day (U.S.), and Christmas Day.

To be eligible to place orders to purchase a Creation Unit of each fund, an entity must be an "Authorized Participant" which is either (i) a "Participating Party," i.e., broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC), a clearing agency that is registered with the SEC (the Clearing Process); or (ii) a DTC participant, and, in each case, must have executed an agreement with FDC, with respect to creations and redemptions of Creation Units (Participant Agreement). All shares of each fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC participant.

Each fund reserves the right to adjust the prices of fund shares and the number of shares in a Creation Unit in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each fund.

Portfolio Deposit. The consideration for purchase of a Creation Unit generally consists of an in-kind deposit of a designated portfolio of securities (Deposit Securities) constituting a representation of the stocks included in each fund's index together with a deposit of a specified cash payment (Cash Component) computed as described herein. Alternatively, each fund may issue and redeem Creation Units in exchange for a specified all-cash payment (Cash Deposit). Together, the Deposit Securities and the Cash Component or, alternatively, the Cash Deposit, constitute the "Portfolio Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit. In the event each fund requires Deposit Securities and a Cash Component in consideration for purchasing a Creation Unit, the function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

FMRC, or its agent, makes available through FDC or the transfer agent (through the NSCC) on each Business Day, prior to the opening of trading on the listing exchange (currently 9:30 a.m. Eastern time), the list of the names and the required number of shares of each Deposit Security and the amount of the Cash Component (or Cash Deposit) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities and the amount of the Cash Component (or Cash Deposit) required for a Portfolio Deposit for each fund changes as rebalancing adjustments and corporate action events, such as stock dividends, splits, and rights issues, are reflected from time to time by FMRC with a view to the investment objective of each fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting each fund's index. Each fund reserves the right to permit the substitution of an amount of cash (i.e., a cash in lieu amount) to replace any Deposit Security which may, among other reasons, not be available in sufficient quantity for delivery, not be eligible for transfer through the systems of DTC, the Federal Reserve System or the Clearing Process, not be permitted to be re-registered in the name of the trust as a result of an in-kind purchase order pursuant to local law or market convention, restricted under the securities laws or which may not be eligible for trading by an Authorized Participant or the investor for which it is acting. In such cases where a fund purchases portfolio securities with cash, the Authorized Participant will reimburse the fund for, among other things, any difference between the market value at which the securities were purchased by the fund and the cash in lieu amount (which amount, at FMRC's discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with a fund's acquisition of Deposit Securities will be at the expense of the fund and will affect the value of all shares of the fund; but FMRC may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. The adjustments described above will reflect changes, known to FMRC on the date of the announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the index being tracked by each fund or resulting from certain corporate actions.

Procedures for Creation Unit Purchases. All purchase orders must be placed for one or more Creation Units. All orders to purchase Creation Units must be received by FDC or its agent no later than the closing time of regular trading hours on the listing exchange or the NYSE (ordinarily 4:00 p.m. Eastern time) (the Closing Time), or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) in the case of nonconforming orders, in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of each fund as next determined on such date after receipt of the order in proper form. A nonconforming order may be placed by an Authorized Participant in the event that a fund permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to FDC pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communications failure may impede the ability to reach FDC or an Authorized Participant.

All orders to purchase Creation Units shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, including payments of cash to pay the Cash Component, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders to purchase Creation Units should afford sufficient time to permit proper submission of the order to FDC or its agent prior to the applicable deadlines on the Transmittal Date. Authorized participants may ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Portfolio Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate and municipal securities) by an Authorized Participant that has executed a Participant Agreement. The Portfolio Deposit transfer must be ordered by the Authorized Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of each fund by no later than 1:00 p.m. Eastern time of the next Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will purchase and redeem Creation Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by each fund, whose determination shall be final and binding. For purchase orders composed solely of a Cash Component, the amount of cash equal to the Cash Component must be transferred directly to each fund's custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by each fund's custodian no later than 10:00 a.m. Eastern time on the next Business Day immediately following such Transmittal Date. An order to purchase Creation Units is deemed received by FDC on the Transmittal Date if (i) such order is received by FDC or its agent not later than 3:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if each fund's custodian does not receive the required Deposit Securities together with the associated Cash Component by 1:00 p.m. or, with respect to purchase orders composed solely of a Cash Component, the Cash Component by 10:00 a.m. on the next Business Day immediately following the Transmittal Date, such order will be deemed not in proper form and canceled. Upon written notice to FDC, such canceled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the next calculated NAV of each fund. The delivery of Creation Units so purchased will occur not later than the second (2nd) Business Day following the day on which the purchase order is deemed received by FDC.

FDC or its agent will inform the transfer agent, FMRC and each fund's custodian upon receipt of a purchase order. The custodian will then provide such information to the appropriate subcustodian. The custodian will cause the subcustodian to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the purchase transaction fee described below.

Once the trust has accepted a purchase order, the trust will confirm the issuance of a Creation Unit of a fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. FDC or its agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, FDC and FMRC will be notified of such delivery and the trust will issue and cause the delivery of the Creation Units.

Creation Units may be created in advance of receipt by each fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component (including any Transaction Fees), plus (ii) at least 105% and up to 115% of the market value of the undelivered Deposit Securities (Additional Cash Deposit). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m. Eastern time on such date and federal funds in the appropriate amount are deposited with each fund's custodian by 10:00 a.m. Eastern time the following Business Day. If the order is not placed in proper form by 3:00 p.m. or federal funds in the appropriate amount are not received by 10:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with each fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with each fund in an amount at least equal to 105% and up to 115% of the daily marked to market value of the missing Deposit Securities. In the sole discretion of each fund following the Business Day on which the order was received a fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to each fund for the costs incurred by each fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by FDC plus the brokerage and related transaction costs associated with such purchases and the Authorized Participant shall be liable to the fund for any shortfall between the cost to the fund of purchasing any missing Deposit Securities and the value of the collateral. Each fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by FDC or purchased by each fund and deposited into each fund.

Acceptance of Purchase Orders. Each fund reserves the absolute right to reject a purchase order transmitted to it by FDC if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of each fund; (iii) acceptance of the Deposit Securities would have certain adverse tax consequences to each fund; (iv) acceptance of the Portfolio Deposit would, in the opinion of the fund, be unlawful; (v) acceptance of the Portfolio Deposit would otherwise, in the discretion of each fund or FMRC, have an adverse effect on each fund or the rights of beneficial owners; or (vi) in the event that circumstances outside the control of each fund, make it impossible to process creation orders for all practical purposes. Examples of such circumstances include, without limitation, acts of God; public service or utility problems such as earthquakes, fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting each fund, FMRC, Geode, FDC, DTC, NSCC, the transfer agent, or any other participant in the purchase process, and similar extraordinary events. Each fund and FDC have the right to require information to determine beneficial share ownership for purposes of (ii) above should it so choose or to rely on a certification from a broker-dealer who is a member of the Financial Industry Regulatory Authority, Inc. as to the cost basis of Deposit Securities. If creations are on an in-kind basis, the fund further reserves the absolute right to reject or suspend an order transmitted to it by FDC and/or the transfer agent in respect of the fund if: (i) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; or (ii) for any other reasons as specified herein. FDC or the fund shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on the purchaser's behalf, of its rejection of the purchaser's order. Each fund, the transfer agent, and FDC are under no duty, however, to verify or give notification of any defects or irregularities in any written order or in the delivery of a Portfolio Deposit, nor shall any of them incur any liability for the failure to give any such notification.

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each fund through the transfer agent and only on a Business Day through an Authorized Participant that has entered into a Participant Agreement. Each fund will not redeem shares in amounts less than Creation Unit-size aggregations. Beneficial Owners must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by each fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

FMRC, through FDC or the transfer agent (through the NSCC) makes available immediately prior to the opening of trading on the listing exchange or the NYSE (currently 9:30 a.m. Eastern time) on each Business Day, the identity of the basket of securities (Fund Securities) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day for each fund.

The redemption proceeds for a Creation Unit may consist of Fund Securities - as announced by FMRC, or its agent, on the Business Day of the request for redemption received in proper form - plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of the request in proper form, and the value of the Fund Securities (Cash Redemption Amount), less a redemption transaction fee and any variable fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the shares being redeemed, a compensating cash payment to a fund equal to the differential plus the applicable redemption transaction fee is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, each fund will substitute a cash-in-lieu amount to replace any Fund Security that is a non-deliverable instrument. The amount of the cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security.

The right of redemption may be suspended or the date of payment postponed with respect to each fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of each fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Orders to redeem Creation Units must be delivered through an Authorized Participant. An order to redeem Creation Units is deemed received by each fund on the Transmittal Date if (i) such order is received in proper form by the transfer agent not later than the Closing Time (or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) for nonconforming orders) on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of each fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to each fund's custodian no later than 1:00 p.m., for the shares, and 3:00 p.m., for the Cash Redemption Amount, Eastern time on the next Business Day following such Transmittal Date (the DTC Cut-Off-Time); and (iii) all other procedures set forth in the Participant Agreement are properly followed. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received, which will generally be no more than seven (7) days after such request for redemption but may be up to fifteen days for funds that invest in foreign securities. In certain cases, Authorized Participants will redeem and purchase Creation Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

If each fund determines, based on information available to each fund when a redemption request is submitted by an Authorized Participant, that: (i) the short interest of each fund in the marketplace is greater than or equal to 100%; and (ii) the orders in the aggregate from all Authorized Participants redeeming shares on a Business Day represent 25% or more of the outstanding shares of each fund, such Authorized Participant will be required to verify to each fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to FDC, on behalf of each fund, at or prior to the closing time of regular trading on the listing exchange (or the NYSE if the listing exchange is not open that day) on the date such redemption request is submitted, FDC will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing fund shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105% and up to 115% of the value of the missing fund shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by each fund and marked to market daily, and that the fees of each fund and any sub-custodians in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit each fund to purchase the missing fund shares or acquire the Deposit Securities and the Balancing Amount underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to each fund of purchasing such shares, Deposit Securities or Balancing Amount and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Fidelity Service Company, Inc. (FSC) according to the procedures set forth in the section entitled "Valuation" computed on the Business Day on which a redemption order is deemed received by the transfer agent. Therefore, if a conforming redemption order in proper form is submitted to the transfer agent by an Authorized Participant not later than Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date, and the requisite number of shares of each fund are delivered to each fund's custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by FSC on such Transmittal Date. If, however, a conforming redemption order is submitted to the transfer agent by an Authorized Participant not later than the Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date but either (i) the requisite number of shares of each fund and the Cash Redemption Amount are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed as of the Closing Time on the Business Day that such order is deemed received by the transfer agent, i.e., the Business Day on which the shares of each fund are delivered through DTC to FDC by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, each fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of each fund next determined after the redemption request is received in proper from (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset each fund's brokerage and other transaction costs associated with the disposition of Fund Securities).

Redemption of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that each fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or a Beneficial Owner for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future. For the period November 1, 2019 through December 31, 2020, the dates of regular holidays affecting the relevant securities markets in which the funds invest are as follows (the following holiday schedules are subject to potential changes in the securities market):

November 1, 2019 through December 31, 2019
AUSTRALIA
November 5	December 25	December 26
BELGIUM
November 1	November 11	December 25
CANADA
November 11	December 25	December 26
CHILE
November 1	December 25	December 31
DENMARK
December 24	December 25	December 26	December 31
FINLAND
December 6	December 24	December 25	December 26
FRANCE
November 1	November 11	December 25	December 26
GERMANY
December 24	December 25	December 26	December 31
GREECE
December 24	December 25	December 26
HONG KONG
December 25	December 26
HUNGARY
November 1	December 24	December 25	December 26
ICELAND
December 24	December 25	December 26	December 31
IRELAND
December 25	December 26	December 27
ISRAEL
*The Israeli market is closed every Friday.
ITALY
November 1	December 25	December 26	December 31
December 24
JAPAN
November 4	November 25	December 23	December 31
LUXEMBOURG
November 1	December 25	December 26
MALAYSIA
November 10	December 25
NETHERLANDS
December 25	December 26
NEW ZEALAND
December 25	December 26
NORWAY
December 24	December 25	December 26	December 31
PORTUGAL
November 1	December 25
SINGAPORE
December 25
SPAIN
November 1	December 6	December 25	December 26
SWEDEN
December 24	December 25	December 26	December 31
SWITZERLAND
December 24	December 25	December 26	December 31
UNITED ARAB EMIRATES
November 10	December 2	December 3
* The United Arab Emirates markets close every Friday.
UNITED KINGDOM
December 25	December 26

January 1, 2020 through December 31, 2020
AUSTRALIA
January 1	April 11	April 27	December 25
January 26	April 12	June 1	December 26
January 27	April 13	June 8	December 28
April 10	April 25	December 24	December 31
BELGIUM
January 1	May 1	June 1	November 1
April 10	May 21	July 21	November 11
April 12	May 31	August 15	December 25
April 13
CANADA
January 1	April 13	August 3	November 11
February 17	May 18	September 7	December 25
April 10	July 1	October 12	December 28
CHILE
January 1	June 29	October 12	December 25
April 10	July 16	October 31	December 31
April 11	August 15	November 1
May 1	September 18	November 2
May 21	September 19	December 8
CHINA
January 1	January 29	May 1	October 3
January 24	January 30	June 1	October 4
January 25	January 31	June 25	October 5
January 26	April 4	June 26	October 6
January 27	April 5	October 1	October 7
January 28	April 6	October 2	December 25
DENMARK
January 1	April 13	May 31	December 25
April 9	May 8	June 1	December 26
April 10	May 21	June 5	December 31
April 12	May 22	December 24
FINLAND
January 1	May 1	June 20	December 24
January 6	May 21	October 31	December 25
April 10	May 31	November 1	December 26
April 13	June 19	December 6	December 31
FRANCE
January 1	May 1	June 1	November 1
April 10	May 8	July 14	November 11
April 13	May 21	August 15	December 25
GERMANY
January 1	May 21	October 3	December 25
April 10	June 1	October 31	December 26
April 13	June 11	November 1	December 31
May 1
GREECE
January 1	March 25	May 1	October 28
January 6	April 17	June 8	December 25
March 2	April 20	August 15	December 26
HONG KONG
January 1	April 4	April 30	October 1
January 25	April 10	May 1	October 2
January 27	April 11	June 25	October 26
January 28	April 13	July 1	December 25
HUNGARY
January 1	April 13	August 20	November 1
March 15	May 1	August 21	December 25
April 10	May 31	October 23	December 26
April 12	June 1
ICELAND
January 1	April 23	June 17	December 31
April 9	May 1	August 3
April 10	May 21	December 24
April 13	June 1	December 25
IRELAND
January 1	April 13	August 3	December 26
March 17	May 4	October 26	December 28
April 10	June 1	December 25
ISRAEL
March 10	April 15	May 29	September 20
March 11	April 16	May 31	September 28
April 4	April 28	July 30	October 3
April 8	April 29	August 19	October 10
April 9	May 8	August 20	October 11
April 14	May 28	September 19
*The Israeli market is closed every Friday.
ITALY
January 1	April 25	August 15	December 25
January 6	May 1	November 1	December 26
April 10	June 2	December 8	December 31
April 13
JAPAN
January 1	April 29	July 23	October 12
January 2	May 3	July 24	November 3
January 3	May 4	August 10	November 23
January 13	May 5	August 11	December 23
February 11	May 6	September 21	December 31
March 20	July 20	September 22
LUXEMBOURG
January 1	May 1	June 10	November 1
April 19	May 9	June 23	December 25
April 22	May 30	August 15	December 26
MALAYSIA
January 25	May 7	July 31	September 16
January 26	May 24	August 20	October 29
January 27	May 25	August 31	December 25
May 1	May 26	September 9
NETHERLANDS
January 1	April 13	May 5	June 1
April 10	April 27	May 21	December 25
April 12	May 1	May 31	December 26
NEW ZEALAND
January 1	April 10	June 1	December 25
January 2	April 13	October 26	December 26
February 6	April 27
NORWAY
January 1	April 13	May 21	December 25
April 9	May 1	June 1	December 26
April 10	May 17	December 24	December 31
PORTUGAL
January 1	May 1	October 5	December 24
April 10	June 10	November 1	December 25
April 13	June 11	December 1	December 31
April 25	August 15	December 8
SINGAPORE
January 1	April 19	May 25	August 12
January 27	May 1	June 5	October 27
February 5	May 7	August 9	October 28
February 6	May 19	August 10	December 25
April 10	May 20	August 11
SPAIN
January 1	April 13	August 15	December 8
January 6	April 19	October 12	December 24
April 9	May 1	November 1	December 25
April 10	June 11	December 6
SWEDEN
January 1	April 13	June 6	December 24
January 6	May 1	June 19	December 25
April 10	May 21	June 20	December 26
April 12	May 31	November 1	December 31
SWITZERLAND
January 1	May 1	June 1	December 24
January 2	May 21	August 1	December 25
April 10	May 31	September 20	December 31
April 13
UNITED ARAB EMIRATES
January 1	May 26	August 2	November 30
March 22	July 30	August 20	December 2
May 24	July 31	October 29	December 3
May 25	August 1
* The United Arab Emirates markets close every Friday.
UNITED KINGDOM
January 1	May 4	August 31	December 28
April 10	May 8	December 25	December 31
April 13	May 25	December 26

The longest redemption cycle for foreign funds is a function of the longest redemption cycle among the countries whose securities comprise the funds. For the period November 1, 2019 through December 31, 2020, the dates of regular holidays affecting the following securities markets present the worst-case (longest) redemption cycle* for foreign funds as follows:

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR PERIOD NOVEMBER 1, 2019 THROUGH DECEMBER 31, 2019

	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
Finland	12/23/2019	12/31/2019	8

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR PERIOD JANUARY 1, 2020 THROUGH DECEMBER 31, 2020

	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
Australia	04/06/2020	04/14/2020	8
	04/07/2020	04/15/2020	8
	04/08/2020	04/16/2020	8
	04/09/2020	04/17/2020	8
	12/21/2020	12/29/2020	8
	12/24/2020	01/02/2021	11
China	01/21/2020	01/31/2020	10
	01/22/2020	02/03/2020	12
	01/24/2020	02/05/2020	12
	01/27/2020	02/05/2020	9
	01/28/2020	02/05/2020	8
	09/28/2020	10/08/2020	10
	09/29/2020	10/09/2020	10
	09/30/2020	10/12/2020	12
Denmark	04/06/2020	04/14/2020	8
	04/07/2020	04/15/2020	8
	04/08/2020	04/16/2020	8
Israel	03/03/2020	03/12/2020	9
	03/04/2020	03/16/2020	12
	03/05/2020	03/17/2020	12
	03/09/2020	03/18/2020	9
	04/02/2020	04/13/2020	11
	04/06/2020	04/14/2020	8
	04/07/2020	04/20/2020	13
	04/08/2020	04/21/2020	13
Japan	04/28/2020	05/07/2020	9
	04/30/2020	05/08/2020	8
	05/01/2020	05/11/2020	10
Norway	04/07/2020	04/15/2020	8
	04/08/2020	04/16/2020	8
Spain	01/02/2020	01/14/2020	13
	01/03/2020	01/15/2020	12
	01/03/2020	01/16/2020	13
	04/23/2020	05/05/2020	11
	04/24/2020	05/06/2020	11
	04/27/2020	05/07/2020	9
	04/28/2020	05/08/2020	9
	04/29/2020	05/11/2020	11
	04/30/2020	05/12/2020	11
	12/24/2020	01/06/2021	12
Switzerland	04/03/2020	04/15/2020	11
	04/06/2020	04/16/2020	9
	04/07/2020	04/17/2020	9
	04/08/2020	04/20/2020	11
	04/09/2020	04/21/2020	11
United Arab Emirates	05/21/2020	06/01/2020	11

* These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

Creation/Redemption Transaction Fees. The funds may impose a "Transaction Fee" on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by FMRC to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where the funds permit cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the funds of buying (or selling) those particular Deposit Securities. To the extent a purchase/redemption transaction consists of in-kind securities and/or cash, the standard fee applies and an additional transaction fee (up to the maximum amounts shown in the table below) may also be imposed. Each fund reserves the right to not impose the additional transaction fee or to vary the amount of the additional transaction fee, up to the maximum listed below, depending on the materiality of the fund's actual transaction costs incurred or where FDC believes that not imposing or varying the additional transaction fee would be in the fund's interest. Transaction fees associated with the redemption of Creation Units will not exceed 2% of the value of shares redeemed. Actual transaction costs may vary depending on the time of day an order is received or the nature of the securities. Investors bear the costs of transferring Fund Securities to/from each fund to/from their account or on their order. Every purchaser of a Creation Unit will receive a prospectus that contains disclosure about the Transaction Fees, including the maximum amount of the additional transaction fee charged by the funds.

The following table shows, as of July 31, 2019, the approximate value of one Creation Unit of the funds and sets forth the standard transaction fees and maximum additional transaction fees for creations and redemptions.

Name of Fund	Approximate Value of One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
Fidelity® Dividend ETF for Rising Rates	$1,250,000	$650	5.0%	2.0%
Fidelity® High Dividend ETF	$1,250,000	$650	5.0%	2.0%
Fidelity® Low Volatility Factor ETF	$1,250,000	$500	5.0%	2.0%
Fidelity® Momentum Factor ETF	$1,250,000	$500	5.0%	2.0%
Fidelity® Quality Factor ETF	$1,250,000	$500	5.0%	2.0%
Fidelity® Small-Mid Factor ETF(1)	$2,500,000	$1,000	5.0%	2.0%
Fidelity® Value Factor ETF	$1,250,000	$500	5.0%	2.0%

(1)   Fund commenced operations on February 26, 2019.

* As a percentage of the cash amount invested or redeemed.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently.

Capital Gain Distributions. Unless your shares of a fund are held in a tax-advantaged retirement plan, each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

The following table shows a fund's aggregate capital loss carryforward as of July 31, 2019, which is available to offset future capital gains. A fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Fund Name	Fidelity® Dividend ETF for Rising Rates	Fidelity® High Dividend ETF	Fidelity® Low Volatility Factor ETF	Fidelity® Momentum Factor ETF
Capital Loss Carryforward (CLC)	$11,125,264	$10,160,796	$2,127,965	$6,947,825
Fund Name	Fidelity® Quality Factor ETF	Fidelity® Small-Mid Factor ETF(1)	Fidelity® Value Factor ETF
Capital Loss Carryforward (CLC)	$2,407,799	$0	$3,299,075

(1)   Fund commenced operations on February 26, 2019.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Sales of Listed Shares. Gain or loss that is recognized on the sale of exchange-listed shares generally will be characterized as long-term capital gain or loss for shares that have been held for more than one year and as short-term capital gain or loss for shares that have been held for one year or less.

Purchase of Creation Units. The purchase of Creation Units generally will be a taxable event for the person who transfers securities in exchange for Creation Units but generally will not be a taxable event for the fund. The transferor will recognize gain or loss equal to the difference between (a) the sum of the fair market value of the Creation Units (which may differ from their NAV) and any Balancing Amount that is received and (b) the sum of the transferor's basis in the transferred securities, transaction fees and any Balancing Amount that is paid. The purchase of Creation Units may trigger application of the wash sale rules for federal tax purposes.

Redemption of Creation Units. The redemption of Creation Units generally will be a taxable event for the person who receives securities in exchange for Creation Units but generally will not be a taxable event for the fund. The recipient will recognize gain or loss equal to the difference between (a) the sum of the fair market value of the securities and any Cash Redemption Amount that is received and (b) the sum of the basis of the Creation Unit shares, transaction fees and any Cash Redemption Amount that is paid. The redemption of Creation Units may be treated as a wash sale for federal tax purposes.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. Because each fund does not currently anticipate that securities of foreign issuers or underlying regulated investment companies will constitute more than 50% of its total assets at the end of its fiscal year, or fiscal quarter, respectively, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function.  James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2018

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2018

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2018

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2018

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2018

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Trustee

Year of Election or Appointment: 2013

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2018

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2018

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2018

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 11 standing committees. The members of each committee are Independent Trustees. Advisory Board members may be invited to attend meetings of the committees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair and Mr. Thomas serving as Vice Chair. Mr. Wiley also serves as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended July 31, 2019, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of Messrs. Donahue (Chair), Dirks, Mauriello, and Thomas, and Ms. Small. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended July 31, 2019, the committee held six meetings.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Small (Chair), and Messrs. Dirks, Donahue, Lacy, and Wiley) and the Equity II Committee (composed of Messrs. Thomas (Chair), Lautenbach, Mauriello, and Smith). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended July 31, 2019, the Equity I Committee held seven meetings and the Equity II Committee held seven meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Thomas, and Wiley, and Ms. Small. Mr. Lautenbach may also attend Shareholder, Distribution and Brokerage Committee meetings. Regarding shareholder services, the committee considers the structure and amount of the funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder's fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended July 31, 2019, the committee held six meetings.

The Audit Committee is composed of Messrs. Mauriello (Chair), Donahue, Lacy, and Wiley. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers, (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' Treasurer, outside auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended July 31, 2019, the committee held four meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Dirks, Thomas, and Wiley. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended July 31, 2019, the committee held seven meetings.

The Compliance Committee is composed of Messrs. Lacy (Chair), Lautenbach, Mauriello, and Smith, and Ms. Small. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended July 31, 2019, the committee held four meetings.

The Proxy Voting Committee is composed of Messrs. Smith (Chair), Dirks, and Thomas, and Ms. Small. The committee reviews the fund's proxy voting policies, considers changes to the policies, and reviews the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended July 31, 2019, the committee held three meetings.

The Research Committee is composed of Messrs. Lacy (Chair), Thomas, and Wiley, and Ms. Small. The Committee's purpose is to assess the quality of the investment research available to FMR's investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR's internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR's research function. During the fiscal year ended July 31, 2019, the committee held seven meetings.

The Sector and ETF Committee is composed of Messrs. Wiley, Donahue, and Smith, with Mr. Wiley currently serving as the Chair. The committee assists the Board in acting independently of Fidelity by receiving and considering information related to the funds advised by SelectCo LLC (Sector Funds) and the exchange-traded funds (ETFs) advised by FMR, and recommends any appropriate policy changes. The committee also considers the services provided to the Sector Funds and ETFs by third-parties and non-investment management services provided to the Sector Funds and ETFs by Fidelity and its affiliates as well as issues bearing on the various distribution channels employed by the Sector Funds and ETFs. In particular, the committee will: (i) receive information on sales and redemptions of shares of the ETFs via creation units; (ii) receive updates on any sub-advisers engaged to manage assets of the ETFs; (iii) receive information on index providers to the Sector Funds and ETFs; and (iv) consider issues bearing on the business platform of the Sector Funds. During the fiscal year ended July 31, 2019, the committee held three meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2018.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	James C.Curvey
Fidelity® Dividend ETF for Rising Rates	none
Fidelity® High Dividend ETF	none
Fidelity® Low Volatility Factor ETF	none
Fidelity® Momentum Factor ETF	none
Fidelity® Quality Factor ETF	none
Fidelity® Small-Mid Factor ETF(1)	none
Fidelity® Value Factor ETF	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

(1)   Fund commenced operations on February 26, 2019.

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J.Dirks	Donald F.Donahue	Alan J.Lacy	Ned C.Lautenbach
Fidelity® Dividend ETF for Rising Rates	none	none	none	none
Fidelity® High Dividend ETF	none	none	none	none
Fidelity® Low Volatility Factor ETF	none	none	none	none
Fidelity® Momentum Factor ETF	none	none	none	none
Fidelity® Quality Factor ETF	none	none	none	none
Fidelity® Small-Mid Factor ETF(1)	none	none	none	none
Fidelity® Value Factor ETF	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	JosephMauriello	Cornelia M.Small	Garnett A.Smith	David M.Thomas
Fidelity® Dividend ETF for Rising Rates	none	none	none	none
Fidelity® High Dividend ETF	none	none	none	none
Fidelity® Low Volatility Factor ETF	none	none	none	none
Fidelity® Momentum Factor ETF	none	none	none	none
Fidelity® Quality Factor ETF	none	none	none	none
Fidelity® Small-Mid Factor ETF(1)	none	none	none	none
Fidelity® Value Factor ETF	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E.Wiley
Fidelity® Dividend ETF for Rising Rates	none
Fidelity® High Dividend ETF	none
Fidelity® Low Volatility Factor ETF	none
Fidelity® Momentum Factor ETF	none
Fidelity® Quality Factor ETF	none
Fidelity® Small-Mid Factor ETF(1)	none
Fidelity® Value Factor ETF	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

(1)   Fund commenced operations on February 26, 2019.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended July 31, 2019, or calendar year ended December 31, 2018, as applicable.

Compensation Table(1)
AGGREGATE COMPENSATION FROM A FUND	Dennis J.Dirks(2)	Donald F.Donahue(3)	Vicki L.Fuller(4)	Alan J.Lacy(2)
Fidelity® Dividend ETF for Rising Rates	$155	$147	$122	$143
Fidelity® High Dividend ETF	$107	$101	$88	$99
Fidelity® Low Volatility Factor ETF	$50	$47	$42	$46
Fidelity® Momentum Factor ETF	$43	$41	$34	$40
Fidelity® Quality Factor ETF	$50	$48	$42	$46
Fidelity® Small-Mid Factor ETF(5),(6)	$2	$2	$2	$2
Fidelity® Value Factor ETF	$46	$44	$37	$43
TOTAL COMPENSATION FROM THE FUND COMPLEX(7)	$ 491,500	$ 456,833	$ 115,500	$ 449,500
AGGREGATE COMPENSATION FROM A FUND	Ned C.Lautenbach(2)	JosephMauriello(2)	Cornelia M.Small(2)	Garnett A.Smith
Fidelity® Dividend ETF for Rising Rates	$173	$160	$147	$146
Fidelity® High Dividend ETF	$119	$110	$101	$101
Fidelity® Low Volatility Factor ETF	$55	$51	$47	$47
Fidelity® Momentum Factor ETF	$48	$45	$41	$41
Fidelity® Quality Factor ETF	$56	$52	$47	$47
Fidelity® Small-Mid Factor ETF(5),(6)	$2	$2	$2	$2
Fidelity® Value Factor ETF	$51	$47	$43	$43
TOTAL COMPENSATION FROM THE FUND COMPLEX(7)	$ 545,000	$ 499,500	$ 462,000	$ 443,333
AGGREGATE COMPENSATION FROM A FUND	David M.Thomas(2)	Michael E.Wiley
Fidelity® Dividend ETF for Rising Rates	$154	$151
Fidelity® High Dividend ETF	$106	$104
Fidelity® Low Volatility Factor ETF	$49	$48
Fidelity® Momentum Factor ETF	$43	$42
Fidelity® Quality Factor ETF	$50	$49
Fidelity® Small-Mid Factor ETF(5),(6)	$2	$2
Fidelity® Value Factor ETF	$46	$45
TOTAL COMPENSATION FROM THE FUND COMPLEX(7)	$ 491,167	$ 469,500

(1)   James C. Curvey and Peter S. Lynch are interested persons and are compensated by Fidelity.

(2)   Mr. Dirks, Mr. Lacy, Mr. Lautenbach, Mr. Mauriello, Ms. Small, and Mr. Thomas each serves as a Trustee of Fidelity Covington Trust effective March 1, 2018.

(3)   Mr. Donahue served as a Member of the Advisory Board of Fidelity Covington Trust from October 1, 2015 through February 28, 2018. Mr. Donahue serves as a Trustee of Fidelity Covington Trust effective March 1, 2018.

(4)   Ms. Fuller serves as a Member of the Advisory Board of Fidelity Covington Trust effective October 1, 2018.

(5)   Estimated for the fund's first full year.

(6)   Fund commenced operations on February 26, 2019.

(7)   Reflects compensation received as of the calendar year ended December 31, 2018 for 281 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Donald F. Donahue, $247,681; Alan J. Lacy, $250,806; Ned C. Lautenbach, $311,939; Joseph Mauriello, $269,146; Cornelia M. Small, $175,000; Garnett A. Smith, $247,681; and Michael E. Wiley, $240,000.

As of October 25, 2019, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class's total outstanding shares, with respect to each fund.

As of October 25, 2019, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Fund Name	Owner Name	City	State	Ownership %
Fidelity® Dividend ETF for Rising Rates	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	66.38%
Fidelity® Dividend ETF for Rising Rates	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	11.17%
Fidelity® Dividend ETF for Rising Rates	MERRILL LYNCH	NEW YORK	NY	6.58%
Fidelity® High Dividend ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	78.77%
Fidelity® High Dividend ETF	CHARLES SCHWAB & CO., INC.	SAN FRANCISCO	CA	6.39%
Fidelity® Low Volatility Factor ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	80.84%
Fidelity® Low Volatility Factor ETF	MERRILL LYNCH	NEW YORK	NY	5.14%
Fidelity® Momentum Factor ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	76.59%
Fidelity® Momentum Factor ETF	FIFTH THIRD BANK	CINCINNATI	OH	6.70%
Fidelity® Quality Factor ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	83.36%
Fidelity® Small-Mid Factor ETF(1)	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	83.37%
Fidelity® Small-Mid Factor ETF(1)	BOFA SECURITIES, INC.	CHARLOTTE	NC	11.36%
Fidelity® Value Factor ETF	NATIONAL FINANCIAL SERVICES LLC	NEW YORK	NY	82.72%
Fidelity® Value Factor ETF	TD AMERITRADE CLEARING, INC	OMAHA	NE	7.18%

(1)   Fund commenced operations on February 26, 2019.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Johnson family, including Abigail P. Johnson, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Geode, a registered investment adviser, is a subsidiary of Geode Capital Holdings LLC. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

FMRC, Geode, FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity and Geode investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services.

FMRC and the funds are seeking an exemptive order from the SEC that will permit FMRC, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated and affiliated sub-advisers without obtaining shareholder approval of such agreements. The funds' initial sole shareholder has approved the funds' use of this exemptive order once issued by the SEC and the funds and FMRC intend to rely on the exemptive order when issued without seeking additional shareholder approval. Subject to oversight by the Board of Trustees, FMRC has the ultimate responsibility to oversee the funds' sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.

Management and Sub-Advisory Services. FMRC provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMRC, and compensates all personnel of each fund or FMRC performing services relating to research, statistical and investment activities.

In addition, FMRC or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Geode serves as sub-adviser of each fund. Under its management contract with each fund, FMRC acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, Geode directs the investments of each fund in accordance with its investment objective, policies, and limitations.

Management-Related Expenses. Under the terms of each fund's management contract, FMRC, either itself or through an affiliate, is responsible for payment of all operating expenses of the fund with limited exceptions. Specific expenses payable by FMRC include legal expenses, fees of the custodian, auditor, and interested Trustees, a fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund's management contract further provides that FMRC will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. FMRC also pays all fees associated with the transfer agency services and pricing and bookkeeping services agreements.

FMRC pays all other expenses of a fund with the following exceptions: expenses for typesetting, printing, and mailing proxy materials to shareholders, all other expenses incidental to holding meetings of the fund's shareholders (including proxy solicitation), fees and expenses of the Independent Trustees, interest, taxes, and such non-recurring and/or extraordinary expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Management Fees.

For the services of FMRC under each management contract, each fund pays FMRC a monthly management fee at the annual rate of 0.29% of the fund's average daily net assets throughout the month. For each fund (other than Fidelity® Small-Mid Factor ETF), the management fee paid to FMRC by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

The following table shows the amount of management fees paid by a fund to FMRC for the fiscal years ended July 31, 2019 and 2018 and the fiscal period September 12, 2016 to July 31, 2017, and the amount of credits reducing management fees.

Fund	Fiscal Years Ended July 31	Amount of Credits Reducing Management Fees	Management Fees Paid to Investment Adviser
Fidelity® Dividend ETF for Rising Rates	2019	$(119)	$1,079,229
	2018	$(35)	$715,700
	2017(1)	$(9)	$193,552
Fidelity® High Dividend ETF	2019	$(142)	$784,292
	2018	$(51)	$297,563
	2017(1)	$(27)	$93,772
Fidelity® Low Volatility Factor ETF	2019	$(453)	$385,791
	2018	$(175)	$133,476
	2017(1)	$(51)	$42,854
Fidelity® Momentum Factor ETF	2019	$(281)	$306,237
	2018	$(163)	$181,930
	2017(1)	$(45)	$43,103
Fidelity® Quality Factor ETF	2019	$(209)	$370,523
	2018	$(132)	$149,882
	2017(1)	$(43)	$53,325
Fidelity® Small-Mid Factor ETF	2019(2)	$0	$8,194
	2018	--	--
	2017	--	--
Fidelity® Value Factor ETF	2019	$(266)	$330,650
	2018	$(116)	$185,251
	2017(1)	$(48)	$55,845

(1)   Fund commenced operations on September 12, 2016.

(2)   Fund commenced operations on February 26, 2019.

FMRC may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. FMRC retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns and yield, and repayment of the reimbursement will decrease returns and yield.

Sub-Adviser - Geode. Each fund and FMRC have entered into a sub-advisory agreement with Geode. Pursuant to the sub-advisory agreements, FMRC has granted Geode investment management authority as well as the authority to buy and sell securities.

Under the terms of the sub-advisory agreements, for providing investment management services to each fund, the sub-adviser is compensated as follows:

  For Fidelity® Dividend ETF for Rising Rates and Fidelity® High Dividend ETF, FMRC, and not the fund, pays Geode fees at the annual rate of: 0.0400% on $0 - $500 million of the fund's average net assets; 0.0385% on $500 million - $1 billion of the fund's average net assets; and 0.0370% on any amount over $1 billion of the fund's average net assets.*
  For Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF, Fidelity® Value Factor ETF, FMRC, and not the fund, pays Geode fees at the annual rate of: 0.0300% on $0 - $500 million of the fund's average net assets; 0.0290% on $500 million - $1 billion of the fund's average net assets; and 0.0280% on any amount over $1 billion of the fund's average net assets.*
  For Fidelity® Small-Mid Factor ETF, FMRC, and not the fund, pays Geode fees at the annual rate of: 0.0300% of the average daily net assets of the fund.*

* Calculated monthly for each ETF, subject to individual fund minimums of: $0 (first year), $25,000 (second year), and $50,000 (third and subsequent years).

The following table shows the amount of sub-advisory fees paid by FMRC, on behalf of a fund, to Geode for the fiscal years ended July 31, 2019 and 2018 and the fiscal period September 12, 2016 to July 31, 2017.

Fund	Fiscal Years Ended July 31	Sub-Advisory Fees Paid by FMRC to Geode
Fidelity® Dividend ETF for Rising Rates	2019	$149,137
	2018	$99,114
	2017(1)	$26,741
Fidelity® High Dividend ETF	2019	$108,361
	2018	$41,196
	2017(1)	$12,928
Fidelity® Low Volatility Factor ETF	2019	$40,530
	2018	$25,000
	2017(1)	$4,442
Fidelity® Momentum Factor ETF	2019	$31,737
	2018	$25,625
	2017(1)	$4,465
Fidelity® Quality Factor ETF	2019	$38,394
	2018	$25,000
	2017(1)	$5,529
Fidelity® Small-Mid Factor ETF	2019(2)	$840
	2018	--
	2017	--
Fidelity® Value Factor ETF	2019	$34,265
	2018	$25,303
	2017(1)	$5,783

(1)   Fund commenced operations on September 12, 2016.

(2)   Fund commenced operations on February 26, 2019.

Fidelity® High Dividend ETF, Fidelity® Dividend ETF for Rising Rates, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF, Fidelity® Small-Mid Factor ETF, and Fidelity® Value Factor ETF are managed by Geode, a sub-adviser to each fund. Deane Gyllenhaal is senior portfolio manager of each fund and receives compensation for those services. Louis Bottari is a senior portfolio manager of each fund and receives compensation for those services. Payal Gupta is a portfolio manager of each fund and receives compensation for those services. Peter Matthew is a portfolio manager of each fund and receives compensation for those services. Robert Regan is a portfolio manager of the fund and receives compensation for those services. As of July 31, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager’s bonus is linked to each fund’s relative pre-tax investment performance measured against the fund’s benchmark index. A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager’s compensation plan can give rise to potential conflicts of interest. A manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	65	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$448,876	$41,893	$1,683
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® High Dividend ETF ($363 (in millions) assets managed), Fidelity® Dividend ETF for Rising Rates ($360 (in millions) assets managed), Fidelity® Low Volatility Factor ETF ($244 (in millions) assets managed), Fidelity® Momentum Factor ETF ($122 (in millions) assets managed), Fidelity® Quality Factor ETF ($162 (in millions) assets managed), Fidelity® Small-Mid Factor ETF ($8 (in millions) assets managed), and Fidelity® Value Factor ETF ($136 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2019, the dollar range of shares of Fidelity® High Dividend ETF beneficially owned by Mr. Gyllenhaal was none, the dollar range of shares of Fidelity® Dividend ETF for Rising Rates beneficially owned by Mr. Gyllenhaal was none, the dollar range of shares of Fidelity® Low Volatility Factor ETF beneficially owned by Mr. Gyllenhaal was none, the dollar range of shares of Fidelity® Momentum Factor ETF beneficially owned by Mr. Gyllenhaal was none, the dollar range of shares of Fidelity® Quality Factor ETF beneficially owned by Mr. Gyllenhaal was none, the dollar range of shares of Fidelity® Small-Mid Factor ETF beneficially owned by Mr. Gyllenhaal was none, and the dollar range of shares of Fidelity® Value Factor ETF beneficially owned by Mr. Gyllenhaal was none.

The following table provides information relating to other accounts managed by Mr. Bottari as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	73	65	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$458,308	$41,951	$1,683
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® High Dividend ETF ($363 (in millions) assets managed), Fidelity® Dividend ETF for Rising Rates ($360 (in millions) assets managed), Fidelity® Low Volatility Factor ETF ($244 (in millions) assets managed), Fidelity® Momentum Factor ETF ($122 (in millions) assets managed), Fidelity® Quality Factor ETF ($162 (in millions) assets managed), Fidelity® Small-Mid Factor ETF ($8 (in millions) assets managed), and Fidelity® Value Factor ETF ($136 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2019, the dollar range of shares of Fidelity® High Dividend ETF beneficially owned by Mr. Bottari was none, the dollar range of shares of Fidelity® Dividend ETF for Rising Rates beneficially owned by Mr. Bottari was none, the dollar range of shares of Fidelity® Low Volatility Factor ETF beneficially owned by Mr. Bottari was none, the dollar range of shares of Fidelity® Momentum Factor ETF beneficially owned by Mr. Bottari was none, the dollar range of shares of Fidelity® Quality Factor ETF beneficially owned by Mr. Bottari was none, the dollar range of shares of Fidelity® Small-Mid Factor ETF beneficially owned by Mr. Bottari was none, and the dollar range of shares of Fidelity® Value Factor ETF beneficially owned by Mr. Bottari was none.

The following table provides information relating to other accounts managed by Ms. Gupta as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	65	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$448,876	$41,893	$1,683
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® High Dividend ETF ($363 (in millions) assets managed), Fidelity® Dividend ETF for Rising Rates ($360 (in millions) assets managed), Fidelity® Low Volatility Factor ETF ($244 (in millions) assets managed), Fidelity® Momentum Factor ETF ($122 (in millions) assets managed), Fidelity® Quality Factor ETF ($162 (in millions) assets managed), Fidelity® Small-Mid Factor ETF ($8 (in millions) assets managed), and Fidelity® Value Factor ETF ($136 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2019, the dollar range of shares of Fidelity® High Dividend ETF beneficially owned by Ms. Gupta was none, the dollar range of shares of Fidelity® Dividend ETF for Rising Rates beneficially owned by Ms. Gupta was none, the dollar range of shares of Fidelity® Low Volatility Factor ETF beneficially owned by Ms. Gupta was none, the dollar range of shares of Fidelity® Momentum Factor ETF beneficially owned by Ms. Gupta was none, the dollar range of shares of Fidelity® Quality Factor ETF beneficially owned by Ms. Gupta was none, the dollar range of shares of Fidelity® Small-Mid Factor ETF beneficially owned by Ms. Gupta was none, and the dollar range of shares of Fidelity® Value Factor ETF beneficially owned by Ms. Gupta was none.

The following table provides information relating to other accounts managed by Mr. Matthew as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	73	65	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$458,308	$41,951	$1,683
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® High Dividend ETF ($363 (in millions) assets managed), Fidelity® Dividend ETF for Rising Rates ($360 (in millions) assets managed), Fidelity® Low Volatility Factor ETF ($244 (in millions) assets managed), Fidelity® Momentum Factor ETF ($122 (in millions) assets managed), Fidelity® Quality Factor ETF ($162 (in millions) assets managed), Fidelity® Small-Mid Factor ETF ($8 (in millions) assets managed), and Fidelity® Value Factor ETF ($136 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2019, the dollar range of shares of Fidelity® High Dividend ETF beneficially owned by Mr. Matthew was none, the dollar range of shares of Fidelity® Dividend ETF for Rising Rates beneficially owned by Mr. Matthew was none, the dollar range of shares of Fidelity® Low Volatility Factor ETF beneficially owned by Mr. Matthew was none, the dollar range of shares of Fidelity® Momentum Factor ETF beneficially owned by Mr. Matthew was none, the dollar range of shares of Fidelity® Quality Factor ETF beneficially owned by Mr. Matthew was none, the dollar range of shares of Fidelity® Small-Mid Factor ETF beneficially owned by Mr. Matthew was none, and the dollar range of shares of Fidelity® Value Factor ETF beneficially owned by Mr. Matthew was none.

The following table provides information relating to other accounts managed by Mr. Regan as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	65	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$448,876	$41,893	$1,683
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® High Dividend ETF ($363 (in millions) assets managed), Fidelity® Dividend ETF for Rising Rates ($360 (in millions) assets managed), Fidelity® Low Volatility Factor ETF ($244 (in millions) assets managed), Fidelity® Momentum Factor ETF ($122 (in millions) assets managed), Fidelity® Quality Factor ETF ($162 (in millions) assets managed), Fidelity® Small-Mid Factor ETF ($8 (in millions) assets managed), and Fidelity® Value Factor ETF ($136 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2019, the dollar range of shares of Fidelity® High Dividend ETF beneficially owned by Mr. Regan was none, the dollar range of shares of Fidelity® Dividend ETF for Rising Rates beneficially owned by Mr. Regan was none, the dollar range of shares of Fidelity® Low Volatility Factor ETF beneficially owned by Mr. Regan was none, the dollar range of shares of Fidelity® Momentum Factor ETF beneficially owned by Mr. Regan was none, the dollar range of shares of Fidelity® Quality Factor ETF beneficially owned by Mr. Regan was none, the dollar range of shares of Fidelity® Small-Mid Factor ETF beneficially owned by Mr. Regan was none, and the dollar range of shares of Fidelity® Value Factor ETF beneficially owned by Mr. Regan was none.

PROXY VOTING GUIDELINES

Geode Proxy Voting Policies

As an investment adviser, Geode holds voting authority for securities in many of the client accounts that it manages. Geode takes seriously its responsibility to monitor corporate events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). The purposes of these proxy voting policies are to (1) establish a framework for Geode’s analysis and decision-making with respect to proxy voting and to (2) set forth operational procedures for Geode’s exercise of proxy voting authority.

Overview

Geode applies the same voting decision for all accounts in which it exercises voting authority, and seeks in all cases to vote in a manner that Geode believes represents the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). Geode anticipates that, based on its current business model, it will manage the vast majority of assets under its management using passive investment management techniques, such as indexing. Geode also manages private funds and separate accounts using active investment management techniques, primarily employing quantitative investment strategies.

Members of the Operations Committee oversee the exercise of voting authority under these proxy voting policies, consulting with Geode’s legal counsel with respect to controversial matters and for interpretive and other guidance. Geode will engage an established commercial proxy advisory service (the “Agent”) for comprehensive analysis, research and voting recommendations, particularly for matters that may be controversial, present potential conflicts of interest or require additional analysis under these guidelines.

Geode may determine to accept or reject any recommendation based on the research and analysis provided by the Agent or on any independent research and analysis obtained or generated by Geode. However, because the recommended votes are determined solely based on the customized policies established by Geode, Geode expects that the recommendations will be followed in most cases. The Agent also acts as a proxy voting agent to effect the votes and maintain records of all of Geode’s proxy votes. In all cases, the ultimate voting decision and responsibility rests with the members of the Operations Committee, which are accountable to Geode’s clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor).

Due to its focused business model and the number of investments that Geode will make for its clients (particularly pursuant to its indexing strategy), Geode does not anticipate that actual or potential conflicts of interest are likely to occur in the ordinary course of its business. However, Geode believes it is essential to avoid having conflicts of interest affect its objective of voting in the best interests of its clients. Therefore, in the event that members of the Operations Committee, the Agent or any other person involved in the analysis or voting of proxies has knowledge of, or has reason to believe there may exist, any potential relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode (and any subsidiary of Geode) or their respective directors, officers, employees or agents, such person shall notify other members of the Operations Committee and may consult with outside counsel to Geode to analyze and address such potential conflict of interest. In the case of an actual conflict of interest, on the advice of counsel, Geode expects that the independent directors of Geode will consider the matter and may (1) determine that there is no conflict of interest (or that reasonable measures have been taken to remedy or avoid any conflict of interest) that would prevent Geode from voting the applicable proxy, (2) using such information as is available from the Agent, vote the applicable proxy, or (3) cause authority to be delegated to the Agent or a similar special fiduciary to vote the applicable proxy.

Geode has established the specific proxy voting policies that are summarized below to maximize the value of investments in its clients’ accounts, which it believes will be furthered through (1) accountability of a company’s management and directors to its shareholders, (2) alignment of the interests of management with those of shareholders (including through compensation, benefit and equity ownership programs), and (3) increased disclosure of a company’s business and operations. Geode reserves the right to override any of its proxy voting policies with respect to a particular shareholder vote when such an override is, in Geode’s best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of Geode’s clients.

Policies

All proxy votes shall be considered and made in a manner consistent with the best interests of Geode’s clients (including shareholders of mutual fund clients) without regard to any other relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode or its affiliates. As a general matter, (1) proxies will be voted FOR incumbent members of a board of directors and FOR routine management proposals, except as otherwise addressed under these policies;(2) shareholder and non-routine management proposals addressed by these policies will be voted as provided in these policies; and (3) shareholder and non-routine management proposals not addressed by these policies will be evaluated by members of Geode’s Operations Committee based on fundamental analysis and/or research and recommendations provided by the Agent, other third-party service providers, and the members of the Operations Committee, shall make the voting decision.

When voting the securities of non-US issuers, Geode will evaluate proposals in accordance with these policies but will also take local market standards and best practices into consideration. Geode may also limit or modify its voting at certain non-US meetings (e.g., if shares are required to be blocked or reregistered in connection with voting).

Geode’s specific policies are as follows:

I. Election of Directors

Geode will generally vote FOR incumbent members of a board of directors except:

• Attendance. The incumbent board member failed to attend at least 75% of meetings in the previous year and does not provide a reasonable explanation.

• Independent Directors. Nominee is not independent and full board comprises less than a majority of independents. Nominee is not independent and sits on the audit, compensation or nominating committee.

• Director Responsiveness. The board failed to act on shareholder proposals that received approval by Geode and a majority of the votes cast in the previous year. The board failed to act on takeover offers where the majority of shareholders tendered their shares. At the previous board election, directors received more than 50 percent withhold/against votes of the shares cast, and the company failed to address the issue(s) that caused the high withhold/against vote.

• Golden Parachutes. Incumbent members of the compensation committee adopted or renewed an excessive golden parachute within the past year.

• In Other Circumstances where a member of the board has acted in a manner inconsistent with the interests of shareholders of a company whose securities are held in client accounts.

II. Majority Election. Unless a company has a policy achieving a similar result, Geode will generally vote in favor of a proposal calling for directors to be elected by a majority of votes cast in a board election provided that the plurality vote applies when there are more nominees than board seats.

III. Say on Pay (non-binding).

• Advisory Vote on Executive Compensation. Geode will generally vote AGAINST advisory vote when: (1) there is a significant misalignment between executive pay and company performance, (2) the company maintains significant problematic pay practices; or (3) the board exhibits a significant level of poor communication and responsiveness to shareholders.

• Frequency Vote. Geode will generally vote FOR having an advisory vote on executive compensation every year.

• Advisory Vote on Golden Parachute. Geode will vote AGAINST excessive change-in-control severance payments.

IV. Vote AGAINST Anti-Takeover Proposals, including:

• Addition of Special Interest Directors to the board.

• Authorization of "Blank Check" Preferred Stock. Geode will vote FOR proposals to require shareholder approval for the distribution of preferred stock except for acquisitions and raising capital in the ordinary course of business.

• Classification of Boards. Geode will vote FOR proposals to de-classify boards.

• Fair Price Amendments, other than those that consider only a two-year price history and are not accompanied by other anti-takeover measures.

• Golden Parachutes, that Geode deems to be excessive in the event of change-in-control.

• Poison Pills. Adoption or extension of a Poison Pill without shareholder approval will result in our voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors, provided the matter will be considered if (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than three years; (d) the Pill includes a qualifying offer clause; and (e) shareholder approval is required to reinstate the expired Pill. Geode will vote FOR shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.

• Reduction or Limitation of Shareholder Rights (e.g., action by written consent, ability to call meetings, or remove directors).

• Reincorporation in another state (when accompanied by Anti-Takeover Provisions, including increased statutory anti-takeover provisions). Geode will vote FOR reincorporation in another state when not accompanied by such anti-takeover provisions.

• Requirements that the Board Consider Non-Financial Effects of merger and acquisition proposals.

• Requirements regarding Size, Selection and Removal of the Board that are likely to have an anti-takeover effect (although changes with legitimate business purposes will be evaluated).

• Supermajority Voting Requirements (i.e., typically 2/3 or greater) for boards and shareholders. Geode will vote FOR proposals to eliminate supermajority voting requirements.

• Transfer of Authority from Shareholders to Directors.

V. Vote FOR proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

VI. Vote AGAINST the introduction of new classes of Stock with Differential Voting Rights.

VII. Vote AGAINST introduction and FOR elimination of Cumulative Voting Rights, except in certain instances where it is determined not to enhance shareholders' interests.

VIII. Vote FOR elimination of Preemptive Rights.

IX. Vote FOR Anti-Greenmail proposals so long as they are not part of anti-takeover provisions (in which case the vote will be AGAINST).

X. Vote FOR charter and by-law amendments expanding the Indemnification of Directors to the maximum extent permitted under Delaware law (regardless of the state of incorporation) and vote AGAINST charter and by-law amendments completely Eliminating Directors' Liability for Breaches of Care.

XI. Vote FOR proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

XII. Vote FOR Open-Market Stock Repurchase Programs, unless there is clear evidence of past abuse of the authority; the plan contains no safeguards against selective buybacks, or the authority can be used as an anti-takeover mechanism.

XIII. Vote FOR management proposals to implement a Reverse Stock Split when the number of authorized shares will be proportionately reduced or the Reverse Stock Split is necessary to avoid de-listing.

XIV. Vote FOR management proposals to Reduce the Par Value of common stock unless the proposal may facilitate an anti-takeover device or other negative corporate governance action.

XV. Vote FOR the Issuance of Large Blocks of Stock if such proposals have a legitimate business purpose and do not result in dilution of greater than 20%. However, a company's specific circumstances and market practices may be considered in determining whether the proposal is consistent with shareholder interests.

XVI. Vote AGAINST Excessive Increases in Common Stock. Vote AGAINST increases in authorized common stock that would result in authorized capital in excess of three times the company's shares outstanding and reserved for legitimate purposes. For non-U.S. securities with conditional capital requests, vote AGAINST issuances of shares with preemptive rights in excess of 100% of the company's current shares outstanding. Special requests will be evaluated, taking company-specific circumstances into account.

XVII. Vote AGAINST the adoption of or amendment to authorize additional shares under a Stock Option Plan if:

• The stock option plan includes evergreen provisions, which provides for an automatic allotment of equity compensation every year.

• The dilution effect of the shares authorized under the plan (including by virtue of any "evergreen" or replenishment provision), plus the shares reserved for issuance pursuant to all other option or restricted stock plans, is greater than 10%. However, dilution may be increased to 15% for small capitalization companies, and 20% for micro capitalization companies, respectively. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

• The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus, except that a modest number of shares (limited to 5% for a large capitalization company and 10% for small and micro capitalization companies) may be available for grant to employees and directors under the plan if the grant is made by a compensation committee composed entirely of independent directors (the "De Minimis Exception").

• The plan is administered by (1) a compensation committee not comprised entirely of independent directors or (2) a board of directors not comprised of a majority of independent directors, provided that a plan is acceptable if it satisfies the De Minimis Exception.

• The plan's terms allow repricing of underwater options, or the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval, unless by the express terms of the plan or a board resolution such repricing is rarely used (and then only to maintain option value due to extreme circumstances beyond management's control) and is within the limits of the De Minimis Exception.

• Liberal Definition of Change in Control: the plan provides that the vesting of equity awards may accelerate even though an actual change in control may not occur.

XVIII. Vote AGAINST the election of incumbent members of the compensation committee or a management slate in the concurrent or next following vote on the election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options.

XIX. Evaluate proposals to Reprice Outstanding Stock Options, taking into account such factors as: (1) whether the repricing proposal excludes senior management and directors; (2) whether the options proposed to be repriced exceeded the dilution thresholds described in these current proxy voting policies when initially granted; (3) whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model; (4) the company's relative performance compared to other companies within the relevant industry or industries; (5) economic and other conditions affecting the relevant industry or industries in which the company competes; and (6) other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

XX. Vote AGAINST adoption of or amendments to authorize additional shares for Restricted Stock Awards ("RSA") if:

• The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other option or restricted stock plans, is greater than 10%. However, dilution may be increased to 15% for small capitalization companies, and 20% for micro capitalization companies, respectively. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

XXI. Vote AGAINST Omnibus Stock Plans if one or more component violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, unless such component is de minimis. In the case of an omnibus stock plan, the dilution limits applicable to Stock Option Plans or RSAs under these proxy voting policies will be measured against the total number of shares under all components of such plan.

XXII. Vote AGAINST Employee Stock Purchase Plans if the plan violates any of the relevant criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, except that (1) the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity, and (2) in the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the Agent, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

XXIII. Vote AGAINST Stock Awards (other than stock options and RSAs) unless it is determined they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

XXIV. Vote AGAINST equity vesting acceleration programs or amendments to authorize additional shares under such programs if the program provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

XXV. Vote FOR Employee Stock Ownership Plans ("ESOPs") of nonleveraged ESOPs, and in the case of leveraged ESOPs, giving consideration to the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Geode may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Geode will vote AGAINST a leveraged ESOP if all outstanding loans are due immediately upon a change in control.

XXVI. Vote AGAINST management or shareholder proposals on other Compensation Plans or Practices if such plans or practices are Inconsistent with the Interests of Shareholders. In addition, Geode may vote AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors if Geode believes a board has approved executive compensation arrangements inconsistent with the interests of shareholders.

XXVII. Environmental and Social Proposals. Evaluate each proposal related to environmental and social issues (including political contributions). Generally, Geode expects to vote with management’s recommendation on shareholder proposals concerning environmental or social issues, as Geode believes management and the board are ordinarily in the best position to address these matters. Geode may support certain shareholder environmental and social proposals that request additional disclosures from companies which may provide material information to the investment management process, or where Geode otherwise believes support will help maximize shareholder value. Geode may take action against the re-election of board members if there are serious concerns over ESG practices or the board failed to act on related shareholder proposals that received approval by Geode and a majority of the votes cast in the previous year.

XXVIII. Geode will generally vote AGAINST shareholder proposals seeking to establish proxy access. Geode will evaluate management proposals on proxy access.

XXIX. Shares of Investment Companies.

• For institutional accounts, Geode will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

• For retail managed accounts, Geode will employ echo voting when voting shares. To avoid certain potential conflicts of interest, if an investment company has a shareholder meeting, Geode would vote their shares in the investment company in the same proportion as the votes of other shareholders of the investment company.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMRC and FMR. The principal business address of FDC is 900 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMRC or FMR.

The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds, FMRC, and/or FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

The Plan adopted for each fund is described in the prospectus.

Under each Plan, if the payment of management fees by the fund to FMRC is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. While each fund will not make direct payments for distribution or shareholder support services, each Plan specifically recognizes that FMRC or FMR may use its management fee revenue, including management fees paid to FMRC by each fund or fees paid to FMR by FMRC out of such management fees, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, each Plan provides that FMRC or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMRC under its management contract with the fund. To the extent that each Plan gives FMRC, FMR, and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMRC, FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

FDC may also enter into agreements with securities dealers who will solicit purchases of Creation Units. Such securities dealers may also be Authorized Participants, DTC Participants, and or investor services organizations.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agency and service agreement with State Street Bank and Trust Company (State Street), which is located at One Heritage Drive, Floor 1, North Quincy, Massachusetts, 02171. Under the terms of the agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend and disbursing agent.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMRC (or an agent, including an affiliate), which is located at 245 Summer Street, Boston, Massachusetts, 02210. Under the terms of the agreement, FSC (or an agent, including an affiliate) provides certain pricing and bookkeeping services for each fund and administers each fund's securities lending program. FSC has entered into a sub-administration agreement with State Street. Under the agreement, State Street (or an agent, including an affiliate) provides various fund accounting and fund administration services, including preparation of financial information for shareholder reports and tax services, for each fund.

FMRC bears the cost of services under these agreements under the terms of its management contract with each fund.

SECURITIES LENDING

During the fiscal year, the securities lending agent, or the investment adviser (where the fund does not use a securities lending agent) monitors loan opportunities for each fund, negotiates the terms of the loans with borrowers, monitors the value of securities on loan and the value of the corresponding collateral, communicates with borrowers and the fund's custodian regarding marking to market the collateral, selects securities to be loaned and allocates those loan opportunities among lenders, and arranges for the return of the loaned securities upon the termination of the loan. Income and fees from securities lending activities for the fiscal year ended July 31, 2019, are shown in the following table:

Security Lending Activities	Fund(s)
	Fidelity® Dividend ETF for Rising Rates	Fidelity® High Dividend ETF	Fidelity® Low Volatility Factor ETF	Fidelity® Momentum Factor ETF	Fidelity® Quality Factor ETF	Fidelity® Small-Mid Factor ETF(1),(2)	Fidelity® Value Factor ETF
Gross income from securities lending activities	$74,253	$34,082	$21,415	$19,076	$17,551	$0	$1,834
Fees paid to securities lending agent from a revenue split	$2,873	$688	$413	$85	$1,267	$0	$14
Administrative fees	$0	$0	$0	$0	$0	$0	$0
Rebate (paid to borrower)	$45,129	$27,646	$17,277	$18,220	$4,879	$0	$1,628
Other fees not included in the revenue split (lending agent fees to NFS)	$0	$0	$0	$0	$0	$0	$0
Aggregate fees/compensation for securities lending activities	$48,002	$28,333	$17,691	$18,306	$6,146	$0	$1,642
Net income from securities lending activities	$26,251	$5,749	$3,724	$770	$11,405	$0	$192

(1)   The fund did not lend securities during the year.

(2)   Fund commenced operations on February 26, 2019.

A fund does not pay cash collateral management fees, separate indemnification fees, or other fees not reflected above.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity® Dividend ETF for Rising Rates, Fidelity® High Dividend ETF, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF, Fidelity® Small-Mid Factor ETF, and Fidelity® Value Factor ETF are funds of Fidelity Covington Trust, an open-end management investment company created under an initial declaration of trust dated May 10, 1995. On November 8, 2017, Fidelity® High Dividend ETF changed its name from Fidelity® Core Dividend ETF to Fidelity® High Dividend ETF. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of its funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of a fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMRC believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions. JPMorgan Chase Bank, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, a Fidelity® fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR or an affiliate. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

On each Business Day, before commencement of trading in shares on the listing exchange, each fund will disclose on its website the identities and quantities of the fund's portfolio holdings that will form the basis for the fund's calculation of NAV at the end of the Business Day.

Daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of each fund will be provided as frequently as daily to each fund's service providers to facilitate the provision of services to each fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units. Each business day prior to the opening of the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each fund will be provided for dissemination through the facilities of the NSCC; through other fee-based services to NSCC members; subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading fund shares in the secondary market. In addition to making PCFs available to the NSCC, each fund will disclose the PCF or portions thereof as frequently as daily on www.fidelity.com.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of a fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of a fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country and (iv) the volatility characteristics of a fund.

FMR’s Disclosure Policy Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any Fidelity fund prior to such fund’s public disclosure of its portfolio holdings and (ii) Fidelity has made a good faith determination that the requested information is not material given the particular facts and circumstances. Fidelity may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.

Disclosure of non-public portfolio holdings information for a Fidelity fund’s portfolio may only be provided pursuant to the guidelines below.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR, a sub-adviser, or their affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Bloomberg, L.P. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended July 31, 2019, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2019 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Fidelity Covington Trust
PEA No. 53

PART C. OTHER INFORMATION

Item 28.

Exhibits

(a)

Amended and Restated Declaration of Trust, dated July 16, 2013, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 9.

(b)

Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(c)

Not applicable.

(d)

(1)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity High Dividend ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 50.

(2)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity Dividend ETF for Rising Rates and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 50.

(3)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity High Yield Factor ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 50.

(4)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity International High Dividend ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 50.

(5)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity International Value Factor ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 50.

(6)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity Low Volatility Factor ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 50.

(7)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity Momentum Factor ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 50.

(8)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Consumer Discretionary Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 50.

(9)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Consumer Staples Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 50.

(10)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Energy Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 50.

(11)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Financials Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 50.

(12)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Health Care Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 50.

(13)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Industrials Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 50.

(14)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Information Technology Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 50.

(15)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Materials Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 50.

(16)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Real Estate Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 50.

(17)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Communication Services Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 50.

(18)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity MSCI Utilities Index ETF and FMR Co., Inc, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 50.

(19)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity Quality Factor ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 50.

(20)

Management Contract, dated November 14, 2018, between Fidelity Small-Mid Factor ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 46.

(21)

Management Contract, dated September 18, 2019, between Fidelity Stocks for Inflation ETF and FMR Co., Inc., is filed herein as Exhibit (d)(21).

(22)

Management Contract, dated November 14, 2018, between Fidelity Targeted Emerging Markets Factor ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 46.

(23)

Management Contract, dated November 14, 2018, between Fidelity Targeted International Factor ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 46.

(24)

Amended and Restated Management Contract, dated February 1, 2019, between Fidelity Value Factor ETF and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 50.

(25)

Sub-Advisory Agreement, dated January 19, 2011, between FMR Co., Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity High Yield Factor ETF is incorporated herein by reference to Exhibit (d)(5) of Fidelity Hanover Street Trust’s (File No. 811-03466) Amendment No. 47.

(26)

Schedule A, dated April 23, 2018, to the Sub-Advisory Agreement, dated January 19, 2011, between FMR Co., Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity High Yield Factor ETF is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 39.

(27)

Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between FMR Co., Inc. and Fidelity Management & Research (Japan), Limited, on behalf of Fidelity High Yield Factor ETF, is incorporated herein by reference to Exhibit (d)(7) of Fidelity Hanover Street Trust’s (File No. 811-03466) Amendment No. 52.

(28)

Schedule A, dated November 1, 2018, to the Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between FMR Co., Inc. and Fidelity Management & Research (Japan), Limited, on behalf of Fidelity High Yield Factor ETF, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 41.

(29)

Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between FMR Co., Inc. and FMR Investment Management (U.K.) Limited, on behalf of Fidelity High Yield Factor ETF, is incorporated herein by reference to Exhibit (d)(9) of Fidelity Hanover Street Trust’s (File No. 811-03466) Amendment No. 53.

(30)

Schedule A, dated April 23, 2018, to the Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between FMR Co., Inc. and FMR Investment Management (U.K.) Limited, on behalf of Fidelity High Yield Factor ETF, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 39.

(31)

Amended and Restated Investment Sub-Advisory and ETF Services Agreement, dated February 1, 2019, among BlackRock Fund Advisors, FMR Co. Inc., and Fidelity Covington Trust, on behalf of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 50.

(32)

Sub-Advisory Agreement, dated July 31, 2016, between FMR Co., Inc., Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Core Dividend ETF (currently known as Fidelity High Dividend ETF), Fidelity Dividend ETF for Rising Rates, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, and Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 22.

(33)

Sub-Advisory Agreement, dated October 25, 2017, between FMR Co., Inc., Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity International High Dividend ETF, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 37.

(34)

Sub-Advisory Agreement, dated November 14, 2018, between FMR Co., Inc., Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Small-Mid Factor ETF, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 48.

(35)

Sub-Advisory Agreement, dated September 18, 2019, between FMR Co., Inc., Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Stocks for Inflation ETF, is filed herein as Exhibit (d)(35).

(36)

Sub-Advisory Agreement, dated November 14, 2018, between FMR Co., Inc., Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Targeted Emerging Markets Factor ETF, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 48.

(37)

Sub-Advisory Agreement, dated November 14, 2018, between FMR Co., Inc., Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Targeted International Factor ETF, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 48.

(38)

Sub-Advisory Agreement, dated October 25, 2017, between FMR Co., Inc., Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity International Value Factor ETF is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 37.

(e)

(1)

General Distribution Agreement, dated July 27, 2016, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity Core Dividend ETF (currently known as Fidelity High Dividend ETF), is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 22.

(2)

General Distribution Agreement, dated July 27, 2016, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity Dividend ETF for Rising Rates, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 22.

(3)

General Distribution, dated March 7, 2018, Agreement between Fidelity Covington and Fidelity Distributors Corporation, on behalf of Fidelity High Yield Factor ETF, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 39.

(4)

General Distribution Agreement, dated October 25, 2017, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity International High Dividend ETF, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 37.

(5)

General Distribution Agreement, dated October 25, 2017, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity International Value Factor ETF, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 37.

(6)

General Distribution Agreement, dated July 27, 2016, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity Low Volatility Factor ETF, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 22.

(7)

General Distribution Agreement, dated July 27, 2016, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity Momentum Factor ETF, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 22.

(8)

General Distribution Agreement, dated September 17, 2013, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Consumer Discretionary Index ETF, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 11.

(9)

General Distribution Agreement, dated September 17, 2013, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Consumer Staples Index ETF, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 11.

(10)

General Distribution Agreement, dated September 17, 2013, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Energy Index ETF, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 11.

(11)

General Distribution Agreement, dated September 17, 2013, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Financials Index ETF, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 11.

(12)

General Distribution Agreement, dated September 17, 2013, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Health Care Index ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 11.

(13)

General Distribution Agreement, dated September 17, 2013, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Industrials Index ETF, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 11.

(14)

General Distribution Agreement, dated September 17, 2013, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Information Technology Index ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 11.

(15)

General Distribution Agreement, dated September 17, 2013, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Materials Index ETF, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 11.

(16)

General Distribution Agreement, dated October 29, 2014, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Real Estate Index ETF, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 16.

(17)

General Distribution Agreement, dated September 17, 2013, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Telecommunication Services Index ETF (currently known as Fidelity MSCI Communication Services Index ETF), is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 11.

(18)

General Distribution Agreement, dated September 17, 2013, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity MSCI Utilities Index ETF, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 11.

(19)

General Distribution Agreement, dated July 27, 2016, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity Quality Factor ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 22.

(20)

General Distribution Agreement, dated November 14, 2018, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity Small-Mid Factor ETF, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 46.

(21)

General Distribution Agreement, dated September 18, 2019, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity Stocks for Inflation ETF, is filed herein as Exhibit (e)(21).

(22)

General Distribution Agreement, dated November 14, 2018, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity Targeted Emerging Markets Factor ETF, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 46.

(23)

General Distribution Agreement, dated November 14, 2018, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity Targeted International Factor ETF, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 46.

(24)

General Distribution Agreement, dated July 27, 2016, between Fidelity Covington Trust and Fidelity Distributors Corporation, on behalf of Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 22.

(f)

Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(g)

(1)

Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and the Registrant is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(2)

Amendment, dated January 16, 2019, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and the Registrant, is filed herein as Exhibit (g)(2).

(3)

Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and the Registrant, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 11.

(4)

Amendment, dated January 16, 2019, to the Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and the Registrant, is filed herein as (g)(4).

(5)

Side Letter, dated October 11, 2013, to the Custodian Agreement, dated October 11, 2013, between State Street Bank and Trust Company and the Registrant is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 11.

(6)

Amendment, dated January 16, 2019, to the Side to the Custodian Agreement, dated October 11, 2013, between State Street Bank and Trust Company and the Registrant is filed herein as Exhibit (g)(6).

(7)

Sub-Administration Agreement, effective as of October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 11.

(8)

Amendment, dated February 26, 2019, to the Sub-Administration Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is filed herein as Exhibit (g)(8).

(h)

(1)

Form of Participation Agreement is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 46.

(2)

Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 46.

(3)

Securities Lending Agency Agreement, dated April 1, 2019, between National Financial Services LLC and Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Stocks for Inflation ETF, and Fidelity Value Factor ETF is incorporated herein by reference to Exhibit (h)(1) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 172.

(i)

Legal Opinion of Dechert LLP, dated November 20, 2019, is filed herein as Exhibit (i).

(j)

(1)

Consent of PricewaterhouseCoopers LLP, dated November 20, 2019, is filed herein as Exhibit (j)(1).

(2)

Consent of Deloitte & Touche LLP, dated November 20, 2019, is filed herein as Exhibit (j)(2).

(k)

Not applicable.

(l)

Not applicable.

(m)

(1)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Core Dividend ETF (currently known as Fidelity High Dividend ETF) is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 22.

(2)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend ETF for Rising Rates is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 22.

(3)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Yield Factor ETF is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 39.

(4)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International High Dividend ETF is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 37.

(5)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Factor ETF is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 37.

(6)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low Volatility Factor ETF is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 22.

(7)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Momentum Factor ETF is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 22.

(8)

Amended and restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Consumer Discretionary Index ETF is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 50.

(9)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Consumer Staples Index ETF is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 50.

(10)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Energy Index ETF is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 50.

(11)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Financials Index ETF is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 50.

(12)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Health Care Index ETF is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 50.

(13)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Industrials Index ETF is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 50.

(14)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Information Technology Index ETF is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 50.

(15)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Materials Index ETF is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 50.

(16)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Real Estate Index ETF is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 50.

(17)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Communication Services Index ETF is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 50.

(18)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Utilities Index ETF is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 50.

(19)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Quality Factor ETF is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 22.

(20)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small-Mid Factor ETF is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 46.

(21)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stocks for Inflation ETF is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 51.

(22)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Targeted Emerging Markets Factor ETF is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 46.

(23)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Targeted International Factor ETF is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 46.

(24)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Factor ETF is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 22.

(n)

Not applicable.

(p)

(1)

The 2018 Code of Ethics, adopted by each fund, FMR Co., Inc., Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FMR Investment Management (U.K.) Limited, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(2)

Code of Ethics, dated January 2017, adopted by Geode Capital Management, LLC and Geode Capital Management LP pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 363.

(3)

Code of Ethics, dated March 28, 2017, adopted by BlackRock Fund Advisors pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 33.

Item 29.

Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, or Geode Capital Management LLC, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 30.

Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31.

Business and Other Connections of Investment Adviser(s)

(1) FMR CO., INC. (FMRC)

FMRC serves as investment adviser to a number of investment companies. FMRC may also provide investment advisory services to other investment advisers. The directors and officers have held the following positions of a substantial nature during the past two fiscal years.

Abigail P. Johnson	Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR and FMRC; President, Chief Executive Officer, Chairman and Director of FMR LLC.
Stephen C. Neff	President SelectCo, LLC (2018), Fidelity Management & Research Company (2019), FMR Co., Inc. (2019) Director of FIMM and SelectCo, LLC (2018).
Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR.
Kevin M. Meagher

Chief Compliance Officer of FMR (2018), FMRC (2018), FIMM (2018), SelectCo, LLC (2018), FMR H.K. (2018), FMR Japan (2018), FMR Investment Management (UK) Limited (2018), FIAM (2018), and Strategic Advisers LLC (2018).

John J. Remondi	Director of FMR, FMRC, and FIMM; Director and Executive Vice President of FMR LLC.
Michael Kearney	Treasurer of FIMM, FMR LLC, and Fidelity Distributors Corporation (2017); Assistant Treasurer of FMRC (2017).
Eric C. Green	Assistant Treasurer of FMR, FMRC, Strategic Advisers LLC, FIMM, SelectCo, LLC, and Fidelity Distributors Corporation; Executive Vice President, Tax and Assistant Treasurer of FMR LLC.
Peter D. Stahl	Secretary of FDC, FMR LLC, and Strategic Advisers LLC; Assistant Secretary of FMR, FMRC, FRAC, FIMM, and SelectCo.
Kenneth B. Robins	Compliance Officer of FMR and FMRC.
Christopher Rimmer

Treasurer of FMR, FMRC, FIMM, FMR H.K., FMR Japan, SelectCo, LLC, and Strategic Advisers LLC (2018); President and Director FMR Capital Inc. (2018). Previously served as Chief Accounting Officer FMR LLC (2018).

Cynthia Lo Bessette	Senior Vice President, Secretary and Chief Legal Officer FMR and FMRC (2019); Chief Legal Officer FMR H.K (2019) and FMR Japan (2019); Secretary SelectCo, LLC and FIMM (2019).

 (2) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to other investment advisers. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Sharon Yau Lecornu	Chief Executive Officer, Executive Director, Director of Investment Services – Asia, and Director.
William Francis Shanley III	Director of FMR Japan and FMR H.K.
Christopher J. Seabolt	Director of FMR H.K. and FMR U.K. (2017).
Adrian James Tyerman	Compliance Officer FMR H.K. and FMR U.K., Anti-Money Laundering Compliance Officer of FMR Investment Management (U.K.) Limited.
Kevin M. Meagher

Chief Compliance Officer of FMR (2018), FMRC (2018), FIMM (2018), SelectCo, LLC (2018), FMR H.K. (2018), FMR Japan (2018), FMR Investment Management (UK) Limited (2018), FIAM (2018), and Strategic Advisers LLC (2018).

Christopher Rimmer

Treasurer of FMR, FMRC, FIMM, FMR H.K., FMR Japan, SelectCo, LLC, and Strategic Advisers LLC (2018); President and Director FMR Capital Inc. (2018). Previously served as Chief Accounting Officer FMR LLC (2018).

Cynthia Lo Bessette	Senior Vice President, Secretary and Chief Legal Officer FMR and FMRC (2019); Chief Legal Officer FMR H.K (2019) and FMR Japan (2019); Secretary SelectCo, LLC and FIMM (2019).

 (3) FIDELITY MANAGEMENT & RESEARCH (JAPAN) LIMITED (FMR JAPAN)

FMR Japan provides investment advisory services to other investment advisers.  The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Timothy M. Cohen	Director of FMR Japan; Executive Vice President SelectCo, LLC (2019).
Joseph DeSantis	Director of FMR Japan and Director of FMR U.K. (2018).
Rieko Hirai	Director of FMR Japan.
Judy Yelim Song	Director of FMR Japan (2019).
Kan Man Wong	Director of FMR Japan (2019).
Kirk Roland Neureiter	Director of FMR Japan.
William Francis Shanley III	Director of FMR Japan and FMR H.K.
Koichi Iwabuchi	Compliance Officer of FMR Japan (2017).
Kevin M. Meagher

Chief Compliance Officer of FMR (2018), FMRC (2018), FIMM (2018), SelectCo, LLC (2018), FMR H.K. (2018), FMR Japan (2018), FMR Investment Management (UK) Limited (2018), FIAM (2018), and Strategic Advisers LLC (2018).

Cynthia Lo Bessette	Senior Vice President, Secretary and Chief Legal Officer FMR and FMRC (2019); Chief Legal Officer FMR H.K (2019) and FMR Japan (2019); Secretary SelectCo, LLC and FIMM (2019).
Christopher Rimmer

Treasurer of FMR, FMRC, FIMM, FMR H.K., FMR Japan, SelectCo, LLC, and Strategic Advisers LLC (2018); President and Director FMR Capital Inc. (2018). Previously served as Chief Accounting Officer FMR LLC (2018).

(4) FMR INVESTMENT MANAGEMENT (U.K.) LIMITED (FMR U.K.)

FMR U.K. provides investment advisory services to other investment advisers.  The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Mark D. Flaherty	Director FMR Investment Management (U.K.) Limited.
Joseph DeSantis	Director of FMR Japan and Director of FMR U.K. (2018).
Markus K. Eichacker	Director of FMR U.K. (2017).
Paula Kienert	Director of FMR U.K.
Michael D. Kopfler	Director of FMR U.K. (2019).
Jeffrey Mitchell	Director of FMR U.K. (2019).
Jamie Pagliocco	Director of FMR U.K. (2018).
Christopher J. Seabolt	Director of FMR H.K. and FMR U.K. (2017).
Adrian James Tyerman	Compliance Officer FMR H.K. Anti-Money Laundering Compliance Officer of FMR Investment Management (U.K.) Limited.
Mark Sullivan	Director of FMR Investment Management (U.K.) Limited (2018).
Matthew Born	Director of FMR Investment Management (U.K.) Limited (2018).
Andrew Boyd	Director of FMR Investment Management (U.K.) Limited (2018).
Kevin M. Meagher

Chief Compliance Officer of FMR (2018), FMRC (2018), FIMM (2018), SelectCo, LLC (2018), FMR H.K. (2018), FMR Japan (2018), FMR Investment Management (UK) Limited (2018), FIAM (2018), and Strategic Advisers LLC (2018).

William C. Coffey

Chief Legal Officer FMR U.K (2018); Previously served as Senior Vice President, Secretary and Chief Legal Officer FMR and FMRC (2018); Chief Legal Officer FMR H.K (2019) and FMR Japan (2019); Secretary FIMM (2018) and SelectCo, LLC (2019).

(5) GEODE CAPITAL MANAGEMENT, LLC (Geode)

Geode serves as investment adviser to a number of other investment companies AND OTHER ACCOUNTS.  Geode may also provide investment advisory services to other investment advisers.  The directors and officers have held the following positions of a substantial nature during the past two fiscal years.

Vincent C. Gubitosi	President and Chief Investment Officer.
Jeffrey S. Miller	Chief Operating Officer.
Joseph Ciardi	Chief Compliance Officer.
Sorin Codreanu	Chief Financial Officer and Treasurer.
Matt Nevins	General Counsel.
Caleb Loring, III	Director.
Franklin Corning Kenly	Director.
Arlene Rockefeller	Director.
Eric Roiter	Director.
Jennifer Uhrig	Director.
Philip L. Bullen	Director (2017).
Thomas Sprague	Director (2019).

(6) BLACKROCK FUND ADVISORS

Robert L. Goldstein	Director and Chief Operating Officer.
Gary S. Shedlin	Director and Chief Financial Officer.
Daniel R. Waltcher	Director.
Philippe Matsumoto	Treasurer. Previously served as Managing Director (2019).
Charles C. Park	Chief Compliance Officer.
Terri Slane	Assistant Secretary.
Jared Sams	Assistant Secretary.
Robert Seaver	Assistant Secretary.
Patrick Hennessey	Assistant Secretary.

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
245 Summer Street
Boston, MA 02210

FMR Co., Inc. (FMRC)
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 19, 41 Connaught Road Central
Hong Kong

Fidelity Management & Research (Japan) Limited (FMR Japan)
245 Summer Street
Boston, MA 02210

FMR Investment Management (U.K.) Limited (FMR U.K.)
245 Summer Street
Boston, MA 02210

Fidelity SelectCo, LLC (SelectCo)
6501 S. Fiddler’s Green Circle Ste 300 – 600
Greenwood Village, CO 80111

Fidelity Investments Money Management, Inc. (FIMM)
245 Summer Street
Boston, MA 02210

FIL Investment Advisors (FIA)
Pembroke Hall
42 Crow Lane
Pembroke HM19, Bermuda

FIL Investment Advisors (UK) Limited (FIA(UK))
Oakhill House,
130 Tonbridge Road,
Hildenborough, TN11 9DZ, United Kingdom

FIL Investments (Japan) Limited (FIJ)
Tri Seven Roppongi
7-7-7 Roppongi, Minato-ku,
Tokyo, Japan 106-0032

Strategic Advisers LLC
245 Summer Street
Boston, MA 02210

FMR LLC
245 Summer Street
Boston, MA 02210

Fidelity Distributors Corporation (FDC)
900 Salem Street
Smithfield, RI 02917

Geode Capital Management, LLC (Geode)
100 Summer Street
12th Floor
Boston, MA 02110

Fidelity Management Trust Company
245 Summer Street
Boston, MA 02210

Fidelity Investors Management LLC
245 Summer Street
Boston, MA 02210

BlackRock Fund Advisors
400 Howard Street
San Francisco, CA 94105

Item 32.

Principal Underwriters

(a)

Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate, as well as Fidelity Commodity Strategy Central Fund and Fidelity Series Commodity Strategy Fund.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Judy A. Marlinski	President (2017)	None
Robert F. Bachman	Executive Vice President	None
Eric C. Green	Assistant Treasurer	None
Natalie Kavanaugh	Chief Legal Officer	None
Philip Rothman	Chief Compliance Officer	None
Michael Lyons	Chief Financial Officer	None
Brian C. McLain	Assistant Secretary	None
Judy A. Marlinski	Director	None
Timothy Mulcahy	Director (2017)	None
Matthew DePiero	Director (2018)	None
Michael Kearney	Treasurer (2017)	None
Peter D. Stahl	Secretary	None

*  900 Salem Street, Smithfield, RI

(c)

Not applicable.

Item 33.

Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, FMRC, or an affiliate, or Fidelity Investments Institutional Operations Company, Inc., 245 Summer Street, Boston, MA 02210, or the funds’ custodian, or special purpose custodian, as applicable, State Street Bank & Trust Company, 1 Lincoln Street, Boston, MA.

Item 34.

Management Services

Not applicable.

Item 35.

Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 53 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of November 2019.

Fidelity Covington Trust
By	/s/Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stacie M. Smith		President and Treasurer	November 27, 2019
Stacie M. Smith		(Principal Executive Officer)

/s/John J. Burke III		Chief Financial Officer	November 27, 2019
John J. Burke III		(Principal Financial Officer)

/s/James C. Curvey	*	Trustee	November 27, 2019
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	November 27, 2019
Dennis J. Dirks

/s/Donald F. Donahue	*	Trustee	November 27, 2019
Donald F. Donahue

/s/Alan J. Lacy	*	Trustee	November 27, 2019
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	November 27, 2019
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	November 27, 2019
Joseph Mauriello

/s/Cornelia M. Small	*	Trustee	November 27, 2019
Cornelia M. Small

/s/Garnett A. Smith	*	Trustee	November 27, 2019
Garnett A. Smith

/s/David M. Thomas	*	Trustee	November 27, 2019
David M. Thomas

/s/Michael E. Wiley	*	Trustee	November 27, 2019
Michael E. Wiley

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to powers of attorney dated March 2, 2018 and January 1, 2019 and filed herewith.

POWER OF ATTORNEY

I, the undersigned Director or Trustee, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Commonwealth Trust II

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company (“FMR”) or an affiliate acts as investment adviser and for which the undersigned individual serves as Director or Trustee (collectively, the “Funds”), hereby revokes all previous powers of attorney I have given to sign and otherwise act in my name and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after March 2, 2018.

WITNESS our hands on this second day of March 2018.

/s/ Michael E. Wiley
Michael E. Wiley

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Commonwealth Trust II

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company (“FMR”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after January 1, 2019.

WITNESS our hands on this first day of January 2019.

/s/James C. Curvey	/s/Joseph Mauriello
James C. Curvey	Joseph Mauriello

/s/Dennis J. Dirks	/s/Cornelia M. Small
Dennis J. Dirks	Cornelia M. Small

/s/Donald F. Donahue	/s/Garnett A. Smith
Donald F. Donahue	Garnett A. Smith

/s/Alan J. Lacy	/s/David M. Thomas
Alan J. Lacy	David M. Thomas

/s/Ned C. Lautenbach
Ned C. Lautenbach